      As Filed With The Securities And Exchange Commission On May 1, 2001

                      Registration No. 333-65149; 811-9062

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                        Post-Effective Amendment No. 3

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 7

              AUSA LIFE INSURANCE COMPANY, INC. SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                       AUSA LIFE INSURANCE COMPANY, INC.
                              (Name of Depositor)

                                666 Fifth Avenue
                            New York, New York 10103
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 246-5234

                           Brenda D. Sneed, Esquire
                       AUSA Life Insurance Company, Inc.
                             400 West Market Street
                           Louisville, Kentucky 40202
                    (Name and Address of Agent for Service)


                                   Copies to:
                           Michael Berenson, Esquire
                          Morgan, Lewis & Bockius LLP
                            1800 M Street, N.W.
                          Washington, D.C. 20036-5869

                     Approximate Date of Proposed Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):
[X]  Immediately upon filing pursuant to paragraph (b) of Rule 485.
[_]  On____________, pursuant to paragraph (b) of Rule 485.
[_]  60Days after filing pursuant to paragraph (a)(1) of Rule 485.
[_]  On ________________, pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                             THE ADVISOR'S EDGE
                                                               VARIABLE ANNUITY

                                                                 Issued Through

                                              AUSA Life Insurance Company, Inc.
                                                             Separate Account C

                                                                             By

                                              AUSA Life Insurance Company, Inc.

                                                               May 1, 2001

The Advisor's Edge Variable Annuity (the "Contract") provides a means of investing on a tax-deferred basis in 27 portfolios of underlying mutual funds (the "Portfolios"). The Contract is a group variable annuity contract and is intended for retirement savings or other long-term investment purposes. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed. The Contract provides a Right to Cancel period of at least 10 days during which the Contract may be cancelled.

Before investing you should carefully read this prospectus and the accompanying prospectuses for the Portfolios of the underlying mutual funds. These prospectuses give you important information about the Contract and the Portfolios, including the objectives, risks, and strategies of the Portfolios. A Statement of Additional Information for the Contract prospectus has been filed with the Securities and Exchange Commission, is incorporated by reference, and is available free by calling our Administrative Offices at 800-866-6007. The Table of Contents of the Statement of Additional Information is included at the end of this prospectus.

The Contract is available only in the state of New York.

This prospectus does not constitute an offering in any jurisdiction where it would be unlawful to make an offering like this. We have not authorized anyone to give any information or make any representations about this offering other than those contained in this prospectus. You should not rely on any other information or representations.

Neither the Securities and Exchange Commission nor any state securities regulator has approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

DFA Investment Dimensions Group, Inc.

  DFA--VA Small Value Portfolio
  DFA--VA Large Value Portfolio
  DFA--VA International Value Portfolio
  DFA--VA International Small Portfolio
  DFA--VA Short-Term Fixed Portfolio
  DFA--VA Global Bond Portfolio

Endeavor Series Trust

  Dreyfus Small Cap Value Portfolio
  Endeavor Enhanced Index Portfolio
  T. Rowe Price International Stock Portfolio

The Federated Insurance Series

  Federated American Leaders Fund II
  Federated High Income Bond Fund II
  Federated Prime Money Fund II
  Federated Fund for U.S. Government Securities II
  Federated Utility Fund II

The Montgomery Funds III

  Montgomery Variable Series: Growth Fund
  Montgomery Variable Series: Emerging Markets Fund

SteinRoe Variable Investment Trust

  Stein Roe Small Company Growth Fund,
  Variable Series--Class A

Strong Variable Insurance Funds, Inc.

  Strong International Stock Fund II

  Strong Multi Cap Value Fund II

Wanger Advisors Trust

  Wanger U.S. Small Cap

  Wanger International Small Cap

Credit Suisse Warburg Pincus Trust

  Credit Suisse Warburg Pincus--International Equity Portfolio
  Credit Suisse Warburg Pincus--Small Company Growth Portfolio

AEGON/Transamerica Series Fund, Inc.

  Alger Aggressive Growth

  J.P. Morgan Real Estate Securities

  Janus Growth

  LKCM Strategic Total Return

 Contents

  2 Cross Reference to               21 Taxes
 Definitions
                                     25 Access to Your Money
  3 Summary
                                     26 Performance
  7 Fee Table
                                     29 Death Benefit
 10 Example
                                     32 Other Information
 11 The Annuity Contract
                                     36 Table of Contents of Statement of
 12 Annuity Payments                    Additional Information
 14 Purchase
                                     A-1 Appendix (Condensed Financial
 17 Investment Options                  Information)
 20 Expenses


CROSS REFERENCE TO DEFINITIONS

We have generally defined the technical terms associated with the Contract where they are used in the prospectus. The following list shows where certain of the more technical and more frequently used terms are defined in the prospectus. In the text you can easily locate the defined word because it will appear in bold type or its definition will be covered in a space on the page set aside specifically for discussion of the term.

Accumulation Phase.......................................................     11

Annuitant................................................................ 29, 30

Annuity Date.............................................................     12

Annuity Payment Options..................................................     12

Beneficiary.............................................................. 29, 30

Business Day.............................................................     14

Contract.................................................................     33

Contract Anniversary.....................................................     15

Contract Date............................................................     15

Contract Owner...........................................................     33

Contract Year............................................................     15

Income Phase.............................................................     11

Initial Purchase Payment.................................................     14

Joint Annuitant..........................................................     30

Net Purchase Payment.....................................................     15

Qualified Contract....................................................... 15, 25

Portfolios...............................................................     17

Purchase Payment.........................................................     15

Right to Cancel Period...................................................     33

Tax Deferral.............................................................     22

                                    SUMMARY

The numbered sections in this Summary provide you with a concise discussion of the major topics covered in this prospectus. Each section of the Summary is discussed in greater detail in the main body of the prospectus at corresponding numbered headings. Please read the full prospectus carefully.

1. THE ANNUITY CONTRACT

The Advisor's Edge Variable Annuity

Advisor's Edge is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. ("AUSA Life"). The Contract provides a means of investing on a tax-deferred basis in twenty-seven Portfolios of the underlying funds.

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulations of funds, generally for retirement but also for other long-term purposes.

The Contract provides benefits in two distinct phases: accumulation and income.

The Accumulation Phase

During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-seven Portfolios available under the Contract. You can contribute additional amounts to the Contract and you can take withdrawals from the Contract during the Accumulation Phase. The value of your investment depends on the investment performance of the Portfolios of the underlying funds that you choose. Your earnings are generally not taxed during this phase unless you withdraw them.

The Income Phase

During the Income Phase, you can receive regular annuity payments on a fixed or variable basis and for various periods of time depending on your need for income and the choices available under the Contract. See ANNUITY PAYMENTS, page 12, for more information about Annuity Payment Options.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options. The Contract allows you to receive an income guaranteed for as long as you live or until the second of two people dies. You may also choose to receive a guaranteed number of payments over a number of years. Most Annuity Payment Options are available on either a variable basis (where the amount of the payment rises or falls depending on the investment performance of the Portfolios of the underlying funds you have chosen) or a fixed basis (where the payment is guaranteed).

3. PURCHASE

You can buy the Contract with a minimum investment of $5,000 for Non-Qualified Contracts and $2,000 (or $50 monthly by payroll deduction) for Qualified Contracts. You can add $500 or more to Non-Qualified Contracts and $50 to Qualified Contracts at any time during the Accumulation Phase. Your Contract may not exceed $1,000,000 in total Purchase Payments without our prior approval.

4. INVESTMENT OPTIONS

When you purchase the Contract, your Premium Payments are deposited into the AUSA Life Insurance Company Separate Account C (the "Separate Account"). The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios of the underlying mutual funds (the "Subaccounts"). The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to AUSA Life, but are accounted for separately from the Company's other assets and can be used only to satisfy its obligations to the Contract Owners.

You can allocate your Premium Payments to one or more Subaccounts that invest exclusively in shares of the following Portfolios described in the nine Funds' prospectuses:

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors Inc.

    DFA--VA Small Value Portfolio

    DFA--VA Large Value Portfolio

    DFA--VA International Value Portfolio

    DFA--VA International Small Portfolio

    DFA--VA Short-Term Fixed Portfolio

    DFA--VA Global Bond Portfolio

Endeavor Series Trust
Subadvised by The Dreyfus Corporation
    Dreyfus Small Cap Value Portfolio
Subadvised by J.P. Morgan Investment Management Inc.
    Endeavor Enhanced Index Portfolio
Subadvised by T. Rowe-Price International, Inc.
    T. Rowe Price International Stock Portfolio

The Federated Insurance Series
Advised by Federated Investment Management Company

    Federated American Leaders Fund II

    Federated Fund for U.S. Government Securities II

    Federated High Income Bond Fund II

    Federated Prime Money Fund II

    Federated Utility Fund II

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC

    Montgomery Variable Series: Growth Fund ("Montgomery Growth Fund")

    Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund")

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated

    Stein Roe Small Company Growth Fund, Variable Series--Class A, formerly Stein Roe Special Venture Fund ("Stein Roe Small Company Growth Fund-- Class A")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.

    Strong International Stock Fund II

    Strong Multi Cap Value Fund II, formerly Strong Schafer Value Fund II

Wanger Advisors Trust
Advised by Liberty Wanger Asset Management, L.P.

    Wanger U.S. Small Cap

    Wanger International Small Cap

Credit Suisse Warburg Pincus Trust
Advised by Credit Suisse Asset Management, LLC
    Credit Suisse Warburg Pincus--International Equity Portfolio
    Credit Suisse Warburg Pincus--Small Company Growth Portfolio

AEGON/Transamerica Series Fund, Inc.

Subadvised by Fred Alger Management, Inc.

    Alger Aggressive Growth
Subadvised by J.P. Morgan Investment Management, Inc.

    J.P. Morgan Real Estate Securities

Subadvised by Janus Capital Corporation

    Janus Growth
Subadvised by Luther King Capital Management Corporation

    LKCM Strategic Total Return

You can make or lose money in any of the Subaccounts that invest in these Portfolios depending on their investment performance.

5. EXPENSES

No sales load is deducted from Purchase Payments.

No surrender charge applies to withdrawals.

AUSA Life will deduct a daily charge corresponding to an annual charge of 0.15% of the net asset value of the Separate Account as an Administrative Expense Charge and an annual charge of 0.50% for the mortality and expense risks it assumes. There is also a $30 annual Contract Fee.

You will also pay certain expenses associated with the operation of the Portfolios of the underlying funds.

6. TAXES

In general, you are not taxed on earnings on your investment in the Contract until you withdraw them or receive Annuity Payments. Earnings are taxed as ordinary income. During the Accumulation Phase, for tax purposes withdrawals are taken from earnings first, then from your investment in the Contract. For Annuity Payments, payments come partially from earnings, partially from your investment. You are taxed only on the investment portion of each Annuity Payment. If you receive money from the Contract before age 59 1/2, you may have to pay a 10% penalty tax on the earnings portion received.

7. ACCESS TO YOUR MONEY

You can take money out of your Contract at any time during the Accumulation Phase. Each withdrawal you make must be at least $500.

You may have to pay income tax and a tax penalty on any money you take out.

8. PERFORMANCE

The investment performance of the Subaccounts you choose directly affects the value of your Contract. You bear all investment risk (including the possible loss of principal), and investment results are not guaranteed.

From time to time, AUSA Life may advertise the investment performance of the Subaccounts. In doing so, it will use standardized methods prescribed by the Securities and Exchange Commission, as well as certain non-standardized methods.

Past performance does not indicate or predict future performance.

9. DEATH BENEFIT

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. Special rules may apply to a surviving spouse. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement.

10. OTHER INFORMATION

Right to Cancel Periods

There are two different Right to Cancel Periods. If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Right to Cancel Period of 10 days after the Contract Owner receives the Contract plus 5 days for mailing. If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Right to Cancel Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing.

Reinstatements

If you ask AUSA Life to reinstate a Contract exchanged under Internal Revenue Code Section 1035 or a Contract whose funds were transferred via a trustee-to-trustee transfer under the Internal Revenue Code, AUSA Life will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer.

AUSA Life Insurance Company, Inc.

AUSA Life Insurance Company, Inc. is a life insurance company incorporated under New York law. It is principally engaged in offering life insurance and annuity contracts. First Providian Life and Health Insurance Company ("First Providian") merged into AUSA Life in October 1998.

AUSA Life Insurance Company, Inc. Separate Account C

First Providian established the Separate Account under New York law. As part of First Providian's merger with AUSA Life, the Separate Account was also merged into AUSA Life and survived the merger intact. The Separate Account is a unit investment trust registered with the Securities and Exchange Commission. The Separate Account has twenty-seven Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the underlying Funds.

Other topics

Additional information on the topics summarized above and on other topics not summarized here can be found at OTHER INFORMATION, page 32.

11. INQUIRIES AND CONTRACT AND POLICYHOLDER INFORMATION

For more information about the Advisor's Edge variable annuity, call or write:
AUSA Life Insurance Company, Inc., Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499, 800-866-6007.

If you have questions about your Contract, please telephone our Administrative Offices at 800-866-6007 between the hours of 8 a.m. and 5 p.m. Eastern time. Please have ready the Contract number and the Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place as well as quarterly statements and an annual statement.

FEE TABLE

The following table illustrates all expenses (except for Premium Taxes that may be assessed) that you would incur as a Contract Owner. The purpose of this table is to assist you in understanding the various costs and expenses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects all expenses for both the Separate Account and the Funds. For a complete discussion of Contract costs and expenses, see EXPENSES, page 20.

Contractowner Transaction Expenses
Sales Load Imposed on Purchases......................................... None
Contingent Deferred Sales Load (surrender charge)....................... None
Exchange Fees........................................................... None
Annual Contract Maintenance Fee......................................... $ 30
Separate Account Annual Expenses (as a percentage of assets in the
 Separate Account)
Mortality and Expense Risk Charge....................................... 0.50%
Administrative Charge................................................... 0.15%
                                                                         ----
Total Annual Separate Account Expenses.................................. 0.65%

Portfolio Annual Expenses(/1/)

Except as indicated, the figures below are based on expenses for fiscal year 2000 (as a percentage of each Portfolio's average net assets after fee waiver and/or expense reimbursement limitation, if applicable).

                                                                        Total
                                          Management           Rule   Portfolio
                                         and Advisory  Other   12b-1   Annual
                                           Expenses   Expenses  Fee   Expenses
                                         ------------ -------- -----  ---------
DFA--VA Small Value Portfolio..........      0.50%      0.18%   --      0.68%
DFA--VA Large Value Portfolio..........      0.25%      0.20%   --      0.45%
DFA--VA International Value Portfolio..      0.40%      0.26%   --      0.66%
DFA--VA International Small Portfolio..      0.50%      0.30%   --      0.80%
DFA--VA Short-Term Fixed Portfolio.....      0.25%      0.15%   --      0.40%
DFA--VA Global Bond Portfolio..........      0.25%      0.22%   --      0.47%
Dreyfus Small Cap Value
 Portfolio(/2/)........................      0.80%      0.11%  0.35%    1.26%
Endeavor Enhanced Index Portfolio......      0.75%      0.12%   --      0.87%
Federated American Leaders Fund
 II(/8/)...............................      0.75%      0.12%   --      0.87%
Federated High Income Bond Fund
 II(/8/)...............................      0.60%      0.16%   --      0.76%
Federated Prime Money Fund
 II(/8/)(/9/)..........................      0.48%      0.19%   --      0.67%
Federated Fund for U.S. Government
 Securities II(/8/)....................      0.60%      0.24%   --      0.84%
Federated Utility Fund II(/8/).........      0.75%      0.16%   --      0.91%
Montgomery Growth Fund(/3/)............      0.82%      0.44%   --      1.26%
Montgomery Emerging Markets Fund.......      1.25%      0.56%   --      1.81%
Stein Roe Small Company Growth Fund--
 Class A...............................      0.65%      0.08%   --      0.73%
Strong International Stock Fund
 II(/4/)...............................      1.00%      0.16%   --      1.16%
Strong Multi Cap Value Fund II(/5/)....      1.00%      0.20%   --      1.20%
T. Rowe Price International Stock
 Portfolio.............................      0.90%      0.17%   --      1.07%
Wanger U.S. Small Cap..................      0.95%      0.05%   --      1.00%
Wanger International Small Cap.........      1.20%      0.21%   --      1.41%
Credit Suisse Warburg Pincus--
 International Equity Portfolio(/6/)...      1.00%      0.29%   --      1.29%
Credit Suisse Warburg Pincus--Small
 Company Growth Portfolio(/6/).........      0.90%      0.21%   --      1.11%
Alger Aggressive Growth................      0.80%      0.06%   --      0.86%
J.P. Morgan Real Estate Securities.....      0.80%      0.20%   --      1.00%
Janus Global(/7/)......................      0.80%      0.09%   --      0.89%
Janus Growth...........................      0.78%      0.04%   --      0.82%
LKCM Strategic Total Return............      0.80%      0.05%   --      0.85%

/1/The fee table information relating to the underlying funds was provided to Peoples Benefit by the underlying funds, their investment advisers or managers, and Peoples Benefit has not independently verified such information. Actual future expenses of the underlying funds may be greater or less than those shown in the Table.
/2/The Board of Trustees of Endeavor Series Trust (the "Trust") has authorized an arrangement whereby, subject to best price and execution, executing brokers will share commissions with the Trust's affiliated broker. Under supervision of the Trustees, the affiliated broker will use the "recaptured commission" to promote marketing of the Trust's shares. The staff of the SEC believes that, through the use of these recaptured commissions, the Trust is indirectly paying for distribution expenses and such amounts must be shown as 12b-1 fees in the above table. The use of recaptured commissions to promote the sale of the Trust's shares involves no additional costs to the Trust or any Owner. Endeavor Series Trust, based on advice of counsel, does not believe that recaptured brokerage commissions should be treated as 12b-1 fees. For more information on the Trust's Brokerage Enhancement Plan, see the Trust's prospectus accompanying this prospectus.

/3/A 1.0% reimbursement was applied to the management fees. Absent the reimbursement, the Management and Advisory Expenses, Other Expenses and Total Portfolio Annual Expenses would have been 1.82, 0.44, and 2.26% respectively.
/4/Strong Capital Management, Inc., the investment adviser for the Strong
   International Stock Fund II is currently absorbing expenses of 0.42%. Without these absorptions, the expenses would have been 1.58% for the year ended December 31, 2000. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.
/5/Strong Capital Management, Inc., the investment adviser for the Strong
   Multi Cap Value Stock Fund II is currently absorbing expenses of 0.21%. Without these absorptions, the expenses would have been 1.41% for the year ended December 31, 2000. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.
/6/Management and Advisory Expenses, Other Expenses, and Total Portfolio
   Annual Expenses are based on actual expenses for the fiscal year ended December 31, 2000. In the absence of transfer agency offsets that reduced Other Expenses by .02% each, the Total Portfolio Annual Expenses would have been 1.31% for the Credit Suisse Warburg Pincus--International Equity Portfolio and 1.13% for the Credit Suisse Warburg Pincus--Small Company Growth Portfolio.
/7/Effective September 1, 2000, the Janus Global subaccount was closed to new investors.
/8/Total Portfolio Annual Expenses in the Fee Table includes a waiver by the shareholder services provider. Without such waiver, Total Portfolio Annual Expenses would have been: 1.12% for Federated American Leaders Fund II, 1.01% for Federated High Income Bond Fund II, 0.94% for Federated Prime Money Fund II, 1.09% for Federated Fund for U.S. Government Securities II and 1.16% for Federated Utility Fund II.
/9/The adviser voluntarily waived a portion of its management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid (prior to the voluntary waiver) was 0.48% for the fiscal year ended December 31, 2000.

EXAMPLE

The following example illustrates the expenses that you would incur on a $1,000 Purchase Payment over various periods, assuming (1) a 5% annual rate of return and (2) full surrender at the end of each period. As noted in the Fee Table, the Contract imposes no surrender or withdrawal charges of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
DFA--VA Small Value Portfolio.................   $14     $42    $ 73     $160
DFA--VA Large Value Portfolio.................   $11     $35    $ 61     $134
DFA--VA International Value Portfolio.........   $13     $42    $ 72     $158
DFA--VA International Small Portfolio.........   $15     $46    $ 79     $174
DFA--VA Short-Term Fixed Portfolio............   $11     $33    $ 58     $128
DFA--VA Global Bond Portfolio.................   $11     $36    $ 62     $136
Dreyfus Small Cap Value Portfolio.............   $19     $60    $103     $223
Endeavor Enhanced Index Portfolio.............   $15     $48    $ 83     $181
Federated American Leaders Fund II............   $15     $48    $ 83     $181
Federated Utility Fund II.....................   $16     $49    $ 85     $186
Federated Prime Money Fund II.................   $13     $42    $ 72     $159
Federated Fund for U.S. Government Securities
 II...........................................   $15     $47    $ 81     $178
Federated High Income Bond Fund II............   $14     $45    $ 77     $169
Montgomery Growth Fund........................   $19     $60    $103     $223
Montgomery Emerging Markets Fund..............   $25     $77    $131     $280
Stein Roe Small Company Growth Fund--Class A..   $14     $44    $ 76     $166
Strong International Stock Fund II............   $18     $57    $ 98     $213
Strong Multi Cap Value Fund II................   $19     $58    $100     $217
T. Rowe Price International Stock Portfolio...   $17     $54    $ 93     $203
Wanger U.S. Small Cap.........................   $17     $52    $ 90     $195
Wanger International Small Cap................   $21     $65    $111     $239
Credit Suisse Warburg Pincus--International
 Equity Portfolio.............................   $20     $61    $105     $226
Credit Suisse Warburg Pincus--Small Company
 Growth Portfolio.............................   $18     $55    $ 95     $207
Alger Aggressive Growth.......................   $15     $48    $ 82     $180
Janus Global..................................   $16     $50    $ 87     $189
Janus Growth..................................   $15     $46    $ 80     $176
LKCM Strategic Total Return...................   $15     $47    $ 82     $179
J.P. Morgan Real Estate Securities............   $17     $52    $ 90     $195

The Annual Contract Maintenance Fee is reflected in this example as a percentage of the total amount of fees collected during a calendar year divided by the total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the above periods. AUSA Life will deduct the Annual Contract Maintenance Fee on each Contract Anniversary and upon surrender, on a pro rata basis, from each Subaccount. AUSA Life may deduct Premium Taxes, if any, as it incurs them.

You should not consider this example to be a representation of past or future expenses or performance. Actual expenses may be higher than those shown, subject to the guarantees in the Contract.

CONDENSED FINANCIAL INFORMATION

Please note that the Appendix contains a history of accumulation unit values in a table labeled "Condensed Financial Information."

1. THE ANNUITY CONTRACT

The Advisor's Edge variable annuity is a flexible-premium multi-funded variable annuity offered by AUSA Life Insurance Company, Inc. The Contract provides a means of investing on a tax-deferred basis in twenty-seven Portfolios of the underlying mutual funds (the "Portfolios").

Who Should Invest

The Contract is intended for long-term investors who want tax-deferred accumulation of funds, generally for retirement but also for other long-term investment purposes. The tax-deferred feature of the Contract is most attractive to investors in high federal and state marginal tax brackets who have exhausted other avenues of tax deferral, such as pre-tax contributions to employer-sponsored retirement or savings plans. The tax-deferred feature of the Contract is unnecessary when the Contract is purchased to fund a qualified plan.

About the Contract

The Advisor's Edge variable annuity is a contract between you, the Contract Owner, and AUSA Life, the issuer of the Contract.

The Contract provides benefits in two distinct phases: accumulation and income.

Accumulation Phase

The Accumulation Phase starts when you purchase your Contract and ends immediately before the Annuity Date, when the Income Phase starts. During the Accumulation Phase, you choose to allocate your investment in the Contract among the twenty-seven available Portfolios. The Contract is a variable annuity because the value of your investment in the Subaccounts can go up or down depending on the investment performance of the Subaccounts you choose. The Contract is a flexible-premium annuity because you can make additional investments of at least $500 until the Income Phase begins. During this phase, you are generally not taxed on earnings from amounts invested unless you withdraw them.

Other benefits available during the Accumulation Phase include the ability to:

 . Make exchanges among your Subaccount choices at no charge and without current tax consequences. (See Exchanges Among the Subaccounts, page 19.)

 . Withdraw all or part of your money with no surrender penalty charged by AUSA Life, although you may incur income taxes and a 10% penalty tax. (See Full and Partial Withdrawals, page 25.)

Income Phase

During the Income Phase, you receive regular annuity payments. The amount of these payments is based in part on the amount of money accumulated under your Contract (its Accumulated Value) and the Annuity Payment Option you select. The Annuity Payment Options are explained at ANNUITY PAYMENTS, page 12.

At your election, payments can be either variable or fixed. If variable, the payments rise or fall depending on the investment performance of the Subaccounts you choose. If fixed, the payment amounts are guaranteed.

Annuity payments are available in a wide variety of options, including payments over a specified period or for life (for either a single life or joint lives), with or without a guaranteed number of payments.

The Separate Account

When you purchase a Contract, your money is deposited into AUSA Life's Separate Account C. The Separate Account contains a number of Subaccounts that invest exclusively in shares of the corresponding Portfolios. The investment performance of each Subaccount is linked directly to the investment performance of one of the Portfolios. Assets in the Separate Account belong to AUSA Life but are accounted for separately from AUSA Life's other assets and can be used only to satisfy its obligations to Contract Owners.

2. ANNUITY PAYMENTS

During the Income Phase, you receive regular annuity payments under a wide range of Annuity Payment Options.

Starting the Income Phase

As Contract Owner, you exercise control over when the Income Phase begins by specifying an Annuity Date on the Contract application when you purchase the Contract. The Annuity Date is the date on which annuity payments begin and is always the first day of the month you specify. You may also change the Annuity Date at any time in writing, as long as the Annuitant or Joint Annuitant is living and AUSA Life receives the request at least 30 days before the then-scheduled Annuity Date. Any Annuity Date you request must be at least 30 days from the day AUSA Life receives written notice of it. The latest possible Annuity Date AUSA Life will accept without prior approval is the first day of the month after the Annuitant's 85th birthday.

The Annuity Date for Qualified Contracts may also be controlled by endorsements, the plan, or applicable law.

Annuity Payment Options

The income you take from the Contract during the Income Phase can take several different forms, depending on your particular needs. Except for the Designated Period Annuity Option listed below, the Annuity Payment Options listed below are available on either a variable basis or a fixed basis.

If available on a variable basis, the Annuity Payment Options provide payments that, after the initial payment, will go up or down depending on the investment performance of the Subaccounts you choose.

If available on a fixed basis, the Annuity Payment Options provide payments in an amount that does not change. If you choose a fixed Annuity Payment Option, AUSA Life will move your investment out of the Subaccounts and into the general account of AUSA Life.

 . Life Annuity--Monthly Annuity Payments are paid for the life of an Annuitant, ending with the last payment before the Annuitant dies.

 . Joint and Last Survivor Annuity--Monthly Annuity Payments are paid for as long as at least one of two named Annuitants is living, ending with the last payment before the surviving Annuitant dies.

 . Life Annuity With Period Certain--Monthly Annuity Payments are paid for as long as the Annuitant lives, with payments guaranteed to be made for a period of at least 10 years, 15 years, or 20 years, as elected. If the Annuitant dies before the period certain ends, AUSA Life will make any remaining payments to the Beneficiary.

 .  Installment or Unit Refund Life Annuity--Available as either a fixed
   (Installment Refund) or variable (Unit Refund) Annuity Payment Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a period certain determined by dividing the Accumulated Value by the first Annuity Payment. If the Annuitant dies before the period certain ends, AUSA Life will make any remaining payments to the Beneficiary.

 .  Designated Period Annuity--Available only on a fixed basis. Monthly Annuity
   Payments are paid for a specified period, which may be from 10 to 30 years.

Calculating Annuity Payments

Fixed Annuity Payments. Each fixed Annuity Payment is guaranteed to be at least the amount shown in the Contract's Annuity Tables corresponding to the Annuity Payment Option selected.

Variable Annuity Payments. To calculate variable Annuity Payments, AUSA Life determines the amount of the first variable Annuity Payment. The first variable Annuity Payment will equal the amount shown in the applicable Annuity Table in the Contract. This amount depends on the Accumulated Value of your Contract on the Annuity Date, the sex and age of the Annuitant (and Joint Annuitant where there is one), the Annuity Payment Option selected, and any applicable Premium Taxes. Subsequent variable Annuity Payments depend on the investment experience of the Subaccounts chosen. If the actual net investment experience of the Subaccounts chosen exactly equals the Assumed Interest Rate of 4%, then the variable Annuity Payments will not change in amount. If the actual net investment experience of the Subaccounts chosen is greater than the Assumed Interest Rate of 4%, then the variable Annuity Payments will increase. On the other hand, they will decrease if the actual experience is lower. The Statement of Additional Information contains a more detailed description of the method of calculating variable Annuity Payments.

Impact of Annuitant's Age on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the actual ages of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of older Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater.

Impact of Annuitant's Sex on Annuity Payments. For either fixed or variable Annuity Payments involving life income, the sex of the Annuitant and Joint Annuitant will affect the amount of each payment. Since payments based on the lives of male Annuitants and Joint Annuitants are expected to be fewer in number, the amount of each Annuity Payment will be greater than for female Annuitants and Joint Annuitants.

Impact of Length of Payment Periods on Annuity Payments. The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for single-life annuities than for joint and survivor annuities, because they are expected to be made for a shorter period.

            A Few Things to Keep in Mind Regarding Annuity Payments

 . If an Annuity Payment Option is not selected, AUSA Life will assume that you chose the Life Annuity With Period Certain option (with 10 years of payments guaranteed) on a variable basis.

 . The minimum payment is $100. If on the Annuity Date your Accumulated Value is below $2,000, AUSA Life reserves the right to pay that amount to you in a lump sum.

 . From time to time, AUSA Life may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living.

 . If someone has assigned ownership of a Contract to you, or if a non-natural person (e.g., a corporation) owns a Contract, you may not start the Income Phase of the Contract without AUSA Life"s consent.

 . At the time AUSA Life calculates your fixed Annuity Payments, AUSA Life may offer more favorable rates than those guaranteed in the Annuity Tables found in the Contract.

 . Once Annuity Payments begin, you may not select a different Annuity Payment Option. Nor may you cancel an Annuity Payment Option after Annuity Payments have begun.

 . If you have selected a variable Annuity Payment Option, you may change the Subaccounts funding the variable Annuity Payments by written request.

 . You may select an Annuity Payment Option and allocate a portion of the value of your Contract to a fixed version of that Annuity Payment Option and a portion to a variable version of that Annuity Payment Option (assuming the Annuity Payment Option is available on both a fixed and variable basis). You may not select more than one Annuity Payment Option.

 . If you choose an Annuity Payment Option and the postal or other delivery service is unable to deliver checks to the Payee's address of record, no interest will accrue on amounts represented by uncashed Annuity Payment checks. It is the Payee's responsibility to keep AUSA Life informed of the Payee's most current address of record.

3. PURCHASE

Contract Application and Issuance of Contracts

To invest in the Advisor's Edge variable annuity, you should send a completed Contract application and your Initial Purchase Payment to the address indicated on the Contract application. If you wish to make a personal delivery by hand or courier to AUSA Life of your completed Contract application and Initial Purchase Payment (rather than through the mail), do so at our Administrative Offices, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AUSA Life will issue a Contract only if the Annuitant and Joint Annuitant are 75 years of age or less.

If the Contract application and any other required documents are received in good order, AUSA Life will issue the Contract and will credit the Initial Purchase Payment within two Business Days after receipt. A Business Day is any day that the New York Stock Exchange is open for trading.

If AUSA Life cannot credit the Initial Purchase Payment because the Contract application or other required documentation is incomplete, AUSA Life will contact the applicant in writing, explain the reason for the delay, and refund the Initial Purchase Payment within five Business Days unless the applicant consents to AUSA Life's retaining the Initial Purchase Payment and crediting it as soon as the necessary requirements are fulfilled.

In addition to Non-Qualified Contracts, AUSA Life also offers the Advisor's Edge as a Qualified Contract. Note that Qualified Contracts contain certain other restrictive provisions limiting the timing of payments to and distributions from the Qualified Contract. (See QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES, page 25.)

                                  DEFINITION

                              Qualified Contract

 When the term "Qualified Contract" is used in this prospectus we mean a Contract that qualifies as an individual retirement annuity under either
 Section 403(b), 408(b), or 408A of the Internal Revenue Code.

Purchase Payments

A Purchase Payment is any amount you use to buy or add to the Contract. A Purchase Payment may be reduced by any applicable Premium Tax. In that case, the resulting amount is called a Net Purchase Payment.

           A Few Things to Keep in Mind Regarding Purchase Payments

 .  The minimum Initial Purchase Payment for a Non-Qualified Contract is
    $5,000.

 . The minimum Initial Purchase Payment for a Qualified Contract is $2,000 (or $50 if by payroll deduction).

 . You may make additional Purchase Payments at any time during the Accumulation Phase and while the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be at least $500 (or $50 if by monthly payroll deduction) for Non-Qualified Contracts. Additional Purchase Payments must be at least $50 for Qualified Contracts.

 . Additional Purchase Payments received before the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) are credited to the Contract"s Accumulated Value as of the close of business that same day.

 . The minimum amount that you can allocate to any one Subaccount is $250 (except where Purchase Payments are made by monthly payroll deduction).

 . The total of all Purchase Payments may not exceed $1,000,000 without our prior approval.

 . Unless you indicate otherwise, your Initial Net Purchase Payment will be invested immediately upon our receiving it. From that point forward, you bear full investment risk for any amounts allocated to the Subaccounts during the Right to Cancel Period.

The date on which the Contract is issued is called the Contract Date. A Contract Anniversary is any anniversary of the Contract Date. A Contract Year is a period of twelve months starting with the Contract Date or any Contract Anniversary.

                                  DEFINITION

                                  Premium Tax

 A Premium Tax is a regulatory tax some states assess on the Purchase Payments made into a Contract. If we should have to pay any Premium Tax, we will deduct it from each Purchase Payment or from the Accumulated Value as we incur the tax. Currently, New York does not impose a Premium Tax.

Purchasing by Wire

For wiring instructions, please contact our Administrative Office at 800-866-
6007.

Allocation of Purchase Payments

You specify on the Contract application what portion of your Purchase Payments you want to be allocated among which Subaccounts. You may allocate your Purchase Payments to one or more Subaccounts. All allocations you make must be in whole-number percentages and must be at least $250 except where Purchase Payments are made by monthly payroll deduction. Your initial Net Purchase Payment will be immediately allocated among the Subaccounts in the percentages you specified on your Contract application without waiting for the Right to Cancel Period to pass.

Should your investment goals change, you may change the allocation percentages for additional Net Purchase Payments by sending written notice to AUSA Life. Requests for Exchanges received before the close of the New York Stock Exchange (generally 4 p.m. Eastern time) are processed as of that day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

                        WHAT'S MY CONTRACT WORTH TODAY?

                               Accumulated Value

 The Accumulated Value of your Contract is the value of all amounts accumulated under the Contract during the Accumulation Phase (similar to the current market value of a mutual fund account). When the Contract is opened, the Accumulated Value is equal to your initial Net Purchase Payment. On any Business Day thereafter, the Accumulated Value equals the Accumulated Value from the previous Business Day, plus -

 .  any additional Net Purchase Payments credited

 . any increase in the Accumulated Value due to investment results of the Subaccount(s) you selected minus -

 . any decrease in the Accumulated Value due to investment results of the Subaccount(s) you selected

 .  the daily Mortality and Expense Risk Charge

 .  the daily Administrative Expense Charge

 .  the Annual Contract Maintenance Fee, if applicable

 .  any withdrawals

 .  any charges for Exchanges made after the first twelve in a Contract Year

 .  any Premium Taxes that occur during the Valuation Period.

 The Valuation Period is any period between two successive Business Days beginning at the close of business of the first Business Day and ending at the close of business of the next Business Day.

 You should expect the Accumulated Value of your Contract to change from Valuation Period to Valuation Period, reflecting the investment experience of the Subaccounts you have selected as well as the daily deduction of charges.

 An Accumulation Unit is a measure of your ownership interest in the Contract during the Accumulation Phase. When you allocate your Net Purchase Payments to a selected Subaccount, AUSA Life will credit a certain number of Accumulation Units to your Contract. AUSA Life determines the number of Accumulation Units it credits by dividing the dollar amount you have allocated to a Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the payment is received. Each Subaccount has its own Accumulation Unit Value (similar to the share price (net asset value) of a mutual fund). The Accumulation Unit Value varies each Valuation Period with the net rate of return of the Subaccount. The net rate of return reflects the performance of the Subaccount for the Valuation Period and is net of asset charges to the Subaccount. Per Subaccount, the Accumulated Value equals the number of Accumulation Units multiplied by the Accumulation Unit Value for that Subaccount.

 All dividends and capital gains earned will be reinvested and reflected in the Accumulation Unit Value. Only in this way can these earnings remain tax-deferred.

4. INVESTMENT OPTIONS

The Advisor's Edge variable annuity offers you a means of investing in twenty-seven Portfolios offered by nine different investment companies (each investment company a "Fund"). The companies that provide investment advice and administrative services for the underlying fund Portfolios offered through this Contract are listed below. More detailed information, including an explanation of the Portfolio's investment objectives, may be found in the current prospectuses for the underlying funds, which are attached to this prospectus. You should read the prospectuses for the underlying funds carefully before you invest.

The general public may invest in the Portfolios only through certain insurance contracts and qualified plans. The investment objectives and policies of the Portfolios may be similar to those of certain publicly available funds or portfolios. However, you should not expect that the investment results of any publicly available funds or portfolios will be comparable to those of the Portfolios.

The Contract was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such exchanges may be disruptive to an underlying fund portfolio. The Company reserves the right to reject any premium payment or exchange request from any person, if, in the Company's judgment, an underlying fund portfolio would be unable to invest effectively in accordance with its investment objectives and policies or would otherwise be potentially adversely affected or if an underlying portfolio would reject the Company's purchase order.

DFA Investment Dimensions Group, Inc.
Advised by Dimensional Fund Advisors, Inc.
    DFA--VA Small Value Portfolio
    DFA--VA Large Value Portfolio
    DFA--VA International Value Portfolio
    DFA--VA International Small Portfolio
    DFA--VA Short-Term Fixed Portfolio
    DFA--VA Global Bond Portfolio

Endeavor Series Trust
Subadvised by The Dreyfus Corporation
    Dreyfus Small Cap Value Portfolio
Subadvised by J.P. Morgan Investment Management Inc.
    Endeavor Enhanced Index Portfolio
Subadvised by T. Rowe-Price International, Inc.
    T. Rowe Price International Stock Portfolio

The Federated Insurance Series
Advised by Federated Investment Management Company
    Federated American Leaders Fund II
    Federated High Income Bond Fund II
    Federated Prime Money Fund II
    Federated Fund for U.S. Government Securities II
    Federated Utility Fund II

The Montgomery Funds III
Advised by Montgomery Asset Management, LLC
    Montgomery Variable Series: Growth Fund ("Montgomery Growth Fund") Montgomery Variable Series: Emerging Markets Fund ("Montgomery Emerging Markets Fund")

SteinRoe Variable Investment Trust
Advised by Stein Roe & Farnham Incorporated
    Stein Roe Small Company Growth Fund, Variable Series--Class A, formerly Stein Roe Special Venture Fund ("Stein Roe Small Company Growth Fund-- Class A")

Strong Variable Insurance Funds, Inc.
Advised by Strong Capital Management, Inc.
    Strong International Stock Fund II
    Strong Multi Cap Value Fund II, formerly Strong Schafer Value Fund II

Wanger Advisors Trust
Advised by Liberty Wanger Asset Management, L.P.
    Wanger U.S. Small Cap
    Wanger International Small Cap

Credit Suisse Warburg Pincus Trust
Advised by Credit Suisse Asset Management, LLC
    Credit Suisse Warburg Pincus--International Equity Portfolio
    Credit Suisse Warburg Pincus--Small Company Growth Portfolio

AEGON/Transamerica Series Fund, Inc.
Subadvised by Fred Alger Management, Inc.
    Alger Aggressive Growth
Subadvised by J.P. Morgan Investment Management, Inc.
    J.P. Morgan Real Estate Securities
Subadvised by Janus Capital Corporation
    Janus Growth
Subadvised by Luther King Capital Management Corporation
    LKCM Strategic Total Return

The following Subaccount is only available to Owners who held an investment in this Subaccount on September 1, 2000. However, if an owner withdraws all of his or her money from this Subaccount after September 1, 2000, that owner may not reinvest in this Subaccount.

AEGON/Transamerica Series Fund, Inc.
Subadvised by Janus Capital Corporation
    Janus Global

There is no assurance that a Portfolio will achieve its stated objective.

Additional information regarding the investment objectives and policies of the Portfolios and the investment advisory services, total expenses, and charges can be found in the current prospectuses for the corresponding Funds. The investment advisors to certain of the Funds may compensate AUSA Life for providing administrative services in connection with certain of the Portfolios. Such compensation will be paid from the assets of the investment advisors.

Exchanges Among the Subaccounts

Should your investment goals change, you may make unlimited exchanges of money among the Subaccounts at no cost, subject to the following conditions:

 . You must make requests for exchanges in writing. AUSA Life will process requests it receives before the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) at the close of business that same day. Requests received after the close of the New York Stock Exchange are processed the next Business Day.

 . The minimum amount you may exchange from a Subaccount is $250 (unless the Accumulated Value in a Subaccount is less than $250).

 . The $250 minimum balance requirement per Subaccount must be satisfied at all times unless Purchase Payments are being made by monthly payroll deduction. If you do not maintain the minimum balance requirement, AUSA Life will transfer any remaining amount to your other Subaccounts on a pro rata basis.

 . AUSA Life does not currently charge a fee for exchanges among the Subaccounts, although it reserves the right to charge a $15 fee for Exchanges in excess of 12 per Contract Year.

Dollar-Cost Averaging Option

If you have at least $5,000 of Accumulated Value in the Federated Prime Money Fund II, you can use the Dollar-Cost Averaging Option to move a specified dollar amount each month from the Federated Prime Money Fund II to other Subaccounts available under the Contract, subject to the following conditions:

 .  The minimum amount you may exchange under this option is $250.

 .  The maximum amount you may exchange under this option is the Accumulated
   Value in the Federated Prime Money Fund II when elected, divided by 12.

 .  The transfer date will be the same calendar day each month as the Contract
   Date.

 . AUSA Life will allocate the dollar amount to the Subaccounts in the proportions you specify on the appropriate AUSA Life form or, if you specify none, in accordance with your original investment allocation.

 .  If, on any transfer date, the Accumulated Value in the Federated Prime
   Money Fund II is equal to or less than the amount you have elected to have transferred, AUSA Life will transfer the entire amount and the option will end.

 .  You may change the transfer amount once each Contract Year.

 . You may cancel this option by sending the appropriate AUSA Life form to our Administrative Offices. We must receive the form at least seven days before the next transfer date.

                               A CLOSER LOOK AT

                             Dollar-Cost Averaging

 The main objective of Dollar-Cost Averaging is to shield your investment from short-term price fluctuations. Since the same dollar amount is transferred to other Subaccounts each month, more Accumulation Units are credited to a Subaccount if the value per Accumulation Unit is low, while fewer Accumulation Units are credited if the value per Accumulation Unit is high. Therefore, it is possible to achieve a lower average cost per Accumulation Unit over the long term if the Accumulation Unit Value declines over that period. This plan of investing allows investors to take advantage of market fluctuations but does not assure a profit or protect against a loss in declining markets.

5. EXPENSES

There are charges and expenses associated with the Contract that reduce the return on your investment in the policy.

Mortality and Expense Risk Charge

AUSA Life charges a fee as compensation for bearing certain mortality and expense risks under the Contract. The annual charge is assessed daily based on the net assets of the Separate Account. The annual Mortality and Expense Risk Charge is 0.50% of the net asset value of the Separate Account.

We guarantee that this annual charge will not increase. If the charge is more than sufficient to cover actual costs or assumed risks, any excess will be added to AUSA Life's surplus. If the charges collected under the Contract are not enough to cover actual costs or assumed risks, then AUSA Life will bear the loss.

                               A CLOSER LOOK AT

                     The Mortality and Expense Risk Charge

 AUSA Life assumes mortality risk in two ways. First, where Contract Owners elect an Annuity Payment Option under which AUSA Life guarantees a number of payments over a life or joint lives, AUSA Life assumes the risk of making monthly annuity payments regardless of how long all Annuitants may live. Second, AUSA Life assumes mortality risk in guaranteeing a minimum Death Benefit in the event the Annuitant dies during the Accumulation Phase.

 The expense risk that AUSA Life assumes is that the charges for administrative expenses, which are guaranteed not to increase beyond the rates shown for the life of the Contract, may not be great enough to cover the actual costs of issuing and administering the Contract.

Administrative Expense Charge

AUSA Life assesses each Contract an annual Administrative Expense Charge to cover the cost of issuing and administering each Contract and of maintaining the Separate Account. The Administrative Expense Charge is assessed daily at a rate equal to 0.15% annually of the net asset value of the Separate Account.

Annual Contract Maintenance Fee

AUSA Life charges an Annual Contract Maintenance Fee of $30. The fee is to reimburse AUSA Life for the costs it expects over the life of the Contract for maintaining each Contract and the Separate Account. The fee is deducted proportionately from each of the Subaccounts you have selected.

Exchange Fee

Each Contract Year you may make an unlimited number of free Exchanges between Subaccounts, provided that after an Exchange no Subaccount may contain a balance of less than $250, except in cases where Purchase Payments are made by monthly payroll deduction. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Portfolio Expenses

The value of the assets in the Separate Account will reflect the fees and expenses paid by the Portfolios. A complete description of these expenses is found in the "Fee Table" section of this prospectus and in each Fund's prospectus and Statement of Additional Information.

6. TAXES

INTRODUCTION

The following discussion of annuity taxation is general in nature and is based on AUSA Life's understanding of the treatment of annuity contracts under current federal income tax law, particularly Section 72 of the Internal Revenue Code and various Treasury Regulations and Internal Revenue Service interpretations dealing with Section 72. The discussion does not touch upon state or local taxes. It is not tax advice. You may want to consult with a qualified tax adviser about your particular situation to ensure that your purchase of a Contract results in the tax treatment you desire. Additional discussion of tax matters is included in the Statement of Additional Information.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral

Special rules in the Internal Revenue Code for annuity taxation exist today. In general, those rules provide that you are not currently taxed on increases in value under a Contract until you take some form of withdrawal or distribution from it. However, it is important to note that, under certain circumstances, you might not get the advantage of tax deferral, meaning that the increase in value would be subject to current federal income tax. (See ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS, page 23, and DIVERSIFICATION STANDARDS, page 24.)

                               A CLOSER LOOK AT

                                 Tax Deferral

 Tax deferral means no current tax on earnings in your Contract. The amount you would have paid in income taxes can be left in the Contract and earn money for you.

 One tradeoff of tax deferral is that there are certain restrictions on your ability to access your money, including penalty taxes for early withdrawals. This is one reason why a variable annuity is intended as a long-term investment.

 Another tradeoff is that, when funds are withdrawn, they are taxed at ordinary income rates instead of capital gains rates, which apply to certain other sorts of investments.

Taxation of Full and Partial Withdrawals

If you make a full or partial withdrawal (including a Systematic Withdrawal) from a Non-Qualified Contract during the Accumulation Phase, you as Contract Owner will be taxed at ordinary income rates on earnings you withdraw at that time. For purposes of this rule, withdrawals are taken first from earnings on the Contract and then from the money you invested in the Contract. This "investment in the contract" can generally be described as the cost of the Contract, and it generally includes all Purchase Payments minus any amounts you have already received under the Contract that represented the return of invested money. Also for purposes of this rule, a pledge or assignment of a Contract is treated as a partial withdrawal from a Contract. (If you are contemplating using your Contract as collateral for a loan, you may be asked to pledge or assign it.)

Taxation of Annuity Payments

When you take Annuity Payments in the Income Phase of a Non-Qualified Contract, for tax purposes each payment is deemed to return to you a portion of your investment in the Contract. Since with a Non-Qualified Contract you have already paid taxes on those amounts (the Contract was funded with after-tax dollars), you will not be taxed again on your investment--only on your earnings.

For fixed Annuity Payments from a Non-Qualified Contract, in general, AUSA Life calculates the taxable portion of each payment using a formula known as the "exclusion ratio." This formula establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. AUSA Life then applies that ratio to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxable at ordinary income tax rates.

For variable Annuity Payments from a Non-Qualified Contract, in general, AUSA Life calculates the taxable portion of each payment using a formula that establishes a specific dollar amount of each payment that is not taxed. To find the dollar amount, AUSA Life divides the investment in the Contract by the total number of expected periodic payments. The remaining portion of each payment is taxable at ordinary income tax rates.

Once your investment in the Contract has been returned, the balance of the Annuity Payments represent earnings only and therefore are fully taxable.

Taxation of Withdrawals and Distributions From Qualified Contracts

Generally, the entire amount distributed from a Qualified Contract is taxable to the Contract Owner. In the case of Qualified Contracts with after-tax contributions, you may exclude the portion of each withdrawal or Annuity Payment constituting a return of after-tax contributions. Once all of your after-tax contributions have been returned to you on a non-taxable basis, subsequent withdrawals or annuity payments are fully taxable as ordinary income. Since AUSA Life has no knowledge of the amount of after-tax contributions you have made, you will need to make this computation in the preparation of your federal income tax return.

Tax Withholding

Federal tax law requires that AUSA Life withhold federal income taxes on all distributions unless the recipient elects not to have any amounts withheld and properly notifies AUSA Life of that election. In certain situations, AUSA Life will withhold taxes on distributions to non-resident aliens at a flat 30% rate unless an exemption from withholding applies under an applicable tax treaty and the Company has received the appropriate Form W-8 certifying the U.S. taxpayer identification number.

Penalty Taxes on Certain Early Withdrawals

The Internal Revenue Code provides for a penalty tax in connection with certain withdrawals or distributions that are includible in income. The penalty amount is 10% of the amount includible in income that is received under the deferred annuity. However, there are exceptions to the penalty tax. For instance, it does not apply to withdrawals: (i) made after the taxpayer reaches age 59 1/2; (ii) made on or after the death of the Contract Owner or, where the Contract Owner is not an individual, on or after the death of the primary Annuitant (who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contracts); (iii) attributable to the disability of the taxpayer which occurred after the purchase of the Contract (as defined in the Internal Revenue Code); (iv) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer, or joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (v) from a Qualified Contract (note, however, that other penalties may apply); (vi) under an immediate annuity contract (as defined in the Internal Revenue Code); (vii) that can be traced to an investment in the Contract prior to August 14, 1982; or (viii) under a Contract that an employer purchases on termination of certain types of qualified plans and that the employer holds until the employee separates from service.

If the penalty tax does not apply to a withdrawal as a result of the application of item (iv) above, and the series of payments is subsequently modified (for some reason other than death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iv) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

For Qualified Contracts, other tax penalties may apply to certain distributions as well as to certain contributions and other transactions.

The penalty tax may not apply to distributions from Qualified Contracts issued under Section 408(b) or 408A of the Internal Revenue Code that you use to pay qualified higher education expenses, the acquisition costs (up to $10,000) involved in the purchase of a principal residence by a first-time homebuyer, or a distribution made on account of an Internal Revenue Service levy.

ANNUITY CONTRACTS OWNED BY NON-NATURAL PERSONS

Where a non-natural person (for example, a corporation) holds a Contract, that Contract is generally not treated as an annuity contract for federal income tax purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is considered taxable income each year. This rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. The rule also does not apply where the estate of a decedent acquires a Contract, where an employer purchases a Contract on behalf of an employee upon termination of a qualified plan, or to an immediate annuity (as defined in the Internal Revenue
Code).

MULTIPLE-CONTRACTS RULE

All non-qualified annuity contracts issued by the same company (or affiliate) to the same Contract Owner during any calendar year are to be aggregated and treated as one contract for purposes of determining the amount includible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Contract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% federal penalty tax) to the extent of the combined income in all such contracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of the multiple-contracts rules through the serial purchase of annuity contracts or otherwise. In addition, there may be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a tax adviser before purchasing more than one Contract or other annuity contracts. (The aggregation rules do not apply to immediate annuities (as defined in the Internal Revenue Code).)

TRANSFERS OF ANNUITY CONTRACTS

Any transfer of a Non-Qualified Contract during the Accumulation Phase for less than full and adequate consideration will generally trigger income tax (and possibly the 10% federal penalty tax) on the gain in the Contract to the Contract Owner at the time of such transfer. The transferee's investment in the Contract will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to transfers between spouses or former spouses incident to a divorce that are governed by Internal Revenue Code Section 1041(a).

ASSIGNMENTS OF ANNUITY CONTRACTS

A transfer of ownership in a Contract, a collateral assignment, or the designation of an Annuitant or other beneficiary who is not also the Contract Owner may result in tax consequences to the Contract Owner, Annuitant, or beneficiary that this prospectus does not discuss. A Contract Owner considering such a transfer or assignment of a Contract should contact a tax adviser about the potential tax effects of such a transaction.

DIVERSIFICATION STANDARDS

To comply with certain regulations under Internal Revenue Code Section 817(h), after a start-up period, each Subaccount of the Separate Account will be required to diversify its investments in accordance with certain diversification standards. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the diversification standards by looking through to the assets of the Portfolios in which each Subaccount invests.

In connection with the issuance of temporary diversification regulations in 1986, the Treasury Department announced that such regulations did not provide guidance on the extent to which Contract Owners may direct their investments to particular Subaccounts of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rulings would provide. It is possible that when the regulations or rulings are issued, the Contract may need to be modified in order to remain in compliance. For these reasons, AUSA Life reserves the right to modify the Contract, as necessary, to maintain the tax-deferred status of the Contract.

We intend to comply with the diversification regulations to assure that the Contract continues to be treated as an annuity contract for federal income tax purposes.

QUALIFIED INDIVIDUAL RETIREMENT ANNUITIES

Qualified Contracts contain special provisions and are subject to limitations on contributions and the timing of when distributions can and must be made. Tax penalties may apply to contributions greater than specified limits, loans, reassignments, distributions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qualified Contract should consult a personal tax adviser.

403(b) Contracts

AUSA Life will offer Contracts in connection with retirement plans adopted by public school systems and certain tax-exempt organizations for their employees under Section 403(b) of the Internal Revenue Code. More detailed information on 403(b) Contracts may be found in the Statement of Additional Information.

7. ACCESS TO YOUR MONEY

The value of your Contract can be accessed during the Accumulation Phase

 .  by making a full or partial withdrawal

 .  by electing an Annuity Payment Option

 .  by your Beneficiary in the form of a Death Benefit

Full and Partial Withdrawals

You may withdraw all or part of your money at any time during the Accumulation Phase of your Contract. All partial withdrawals must be for at least $500.

On the date AUSA Life receives your request for a full withdrawal, the amount payable is the Surrender Value, which equals the Accumulated Value less any applicable surrender charge and any applicable Premium Taxes incurred but not yet deducted.

To make a withdrawal, send your written request on the appropriate AUSA Life form to our Administrative Offices.

 Because you assume the investment risk under the Contract, the total amount paid upon a full withdrawal of the Contract may be more or less than the total Purchase Payments made (taking prior withdrawals and Surrender Charges into account).

Systematic Withdrawal Option

You may elect to have a specified dollar amount provided to you from your Contract's Accumulated Value on a monthly, quarterly, semiannual, or annual basis. The minimum amount for each Systematic Withdrawal is $100.

You may elect this option by completing a Systematic Withdrawal Request Form.

AUSA Life must receive your Form at least 30 days before the date you want Systematic Withdrawals to begin. AUSA Life will process each Systematic Withdrawal on the date and at the frequency you specified in your Systematic Withdrawal Program Application Form. The start date for Systematic Withdrawals must be between the first and the twenty-eighth day of the month. You may discontinue the Systematic Withdrawal Option at any time by notifying us in writing at least 30 days prior to your next scheduled withdrawal date.

We reserve the right to discontinue offering this option upon 30 days' notice, and we also reserve the right to charge a fee for this option.

Minimum Balance Requirements

The minimum required balance in any Subaccount is $250, except where Purchase Payments are made by monthly payroll deduction. If an exchange or withdrawal would reduce the balance in a Subaccount to less than $250, AUSA Life will transfer the remaining balance to the other Subaccounts under the Contract on a pro rata basis. If the entire value of the Contract falls below $1,000, and if you have not made a Purchase Payment within three years, AUSA Life may notify you that the Accumulated Value of your Contract is below the minimum balance requirement. In that case, you will be given 60 days to make an Additional Purchase Payment before your Contract is liquidated. AUSA Life would then promptly pay proceeds to the Contract Owner. The proceeds would be taxed as a withdrawal from the Contract. Full withdrawal will result in an automatic termination of the Contract. We will not exercise this right to cancel your Contract if it is a Qualified Contract.

Payment of Full or Partial Withdrawal Proceeds

AUSA Life will pay cash withdrawals within seven days after receipt of your written request for withdrawal except in one of the following situations, in which AUSA Life may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 .  an emergency exists as defined by the Securities and Exchange Commission
   (the "SEC"), or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 . the payment is derived from premiums paid by check, in which case AUSA Life may delay payment until the check has cleared your bank

                            Taxation of Withdrawals

 For important information on the tax consequences of withdrawals, see Taxation of Full and Partial Withdrawals, page 22, and Penalty Taxes on Certain Early Withdrawals, page 23.

Tax Withholding on Withdrawals

If you do not provide AUSA Life with a written request not to have federal income taxes withheld when you request a full or partial withdrawal, federal tax law requires AUSA Life to withhold federal income taxes from the taxable portion of any withdrawal and send that amount to the federal government.

8. PERFORMANCE

PERFORMANCE MEASURES

Performance for the Subaccounts of the Separate Account, including the yield and effective yield of the Federated Prime Money Fund II, the yield of the other Subaccounts, and the total return of all Subaccounts may appear in reports and promotional literature to current or prospective Contract Owners.

Please refer to the discussion below and to the Statement of Additional Information for a more detailed description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Portfolio's performance.

Standardized Average Annual Total Return

When advertising performance of the Subaccounts, AUSA Life will show the Standardized Average Annual Total Return for a Subaccount which, as prescribed by the rules of the SEC, is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The Standardized Average Annual Total Return assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

ADDITIONAL PERFORMANCE MEASURES

Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return

AUSA Life may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. AUSA Life may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Values) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see "Fee Table"), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. These returns do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

Non-Standardized Total Return Year-To-Date

AUSA Life may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

Non-Standardized One Year Return

AUSA Life may show Non-Standardized One Year Returns for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Subaccounts as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These returns reflect a deduction for the Separate Account and Portfolio expenses, but do not include the

Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentage reported by AUSA Life.

Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return

AUSA Life may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios, and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. These returns reflect a deduction for the Separate Account expenses and Portfolio expenses. These returns do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

YIELD AND EFFECTIVE YIELD

AUSA Life may also show yield and effective yield figures for the Subaccount investing in shares of the Federated Prime Money Fund II. "Yield" refers to the income generated by an investment in Federated Prime Money over a seven-day period, which is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in Federated Prime Money is assumed to be reinvested. Therefore, the effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. These figures do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any) which, if included, would reduce the yields reported.

From time to time a Portfolio of a Fund may advertise its yield and total return investment performance. For each Subaccount other than the Subaccount that invests in the Federated Prime Money Fund II for which AUSA Life advertises yield, AUSA Life shall furnish a yield quotation referring to the Subaccount computed in the following manner: the net investment income per Accumulation Unit earned during a recent one month period divided by the Accumulation Unit Value on the last day of the period.

Please refer to the Statement of Additional Information for a description of the method used to calculate a Subaccount's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Subaccount's performance.

The performance measures discussed above reflect results of the Subaccounts and are not intended to indicate or predict future performance. For more detailed information, see the Statement of Additional Information.

Performance information for the Subaccounts may be contrasted with other comparable variable annuity separate accounts or other investment products surveyed by Lipper Analytical Services, a nationally recognized independent reporting service that ranks mutual funds and other investment companies by overall performance, investment objectives, and assets. Performance may also be tracked by other ratings services, companies, publications, or persons who rank separate accounts or other investment products on overall performance or other criteria. Performance figures will be calculated in accordance with standardized methods established by each reporting service.

9. DEATH BENEFIT

In General

If the Annuitant dies during the Accumulation Phase, the Beneficiary will receive the Death Benefit. The Death Benefit is the greater of the then-current Accumulated Value of the Contract or the Adjusted Death Benefit. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken. The Beneficiary may elect to receive these amounts as a lump sum or as Annuity Payments.

Federal tax law requires that if a Contract Owner is a natural person and dies before the Annuity Date, then the entire value of the Contract must be distributed within five years of the date of death of the Contract Owner. If the Contract Owner is not a natural person, the death of the primary Annuitant triggers the same distribution requirement. Special rules may apply to a surviving spouse.

Death of the Annuitant During the Accumulation Phase

If the Annuitant dies during the Accumulation Phase, the Beneficiary will be entitled to the Death Benefit. When it receives Due Proof of Death of the Annuitant, AUSA Life will calculate the Death Benefit. The Beneficiary can choose to receive the amount payable in a lump-sum cash benefit or under one of the Annuity Payment Options. The Contract Owner can choose an Annuity Payment Option for the Beneficiary before the Annuitant's death. However, if the Contract Owner does not make such a choice and AUSA Life has not already paid a cash benefit, the Beneficiary may choose a payment option after the Annuitant's death.

Paid as a lump sum, the Death Benefit is the greater of:

  (1) the Accumulated Value on the date we receive Due Proof of Death; or

  (2) the Adjusted Death Benefit.

Paid under one of the Annuity Payment Options, the Death Benefit will be based on the greater of:

  (1) the Accumulated Value on the Annuity Date elected by the Beneficiary and approved by AUSA Life; or

  (2) the Adjusted Death Benefit.

The amount of the Adjusted Death Benefit is calculated as follows. During the first six Contract Years, the Adjusted Death Benefit is the sum of all Net Purchase Payments minus any partial withdrawals. During each following six-year period, the Adjusted Death Benefit is the Death Benefit on the last day of the previous six-year period plus any Net Purchase Payments made during that six-year period minus any partial withdrawals taken during that six-year period. After the Annuitant reaches age 75, the Adjusted Death Benefit remains equal to the Death Benefit on the last day of the six-year period before the Annuitant reaches age 75 plus any Net Purchase Payments subsequently made minus any partial withdrawals subsequently taken.

                                  DEFINITION

                              Due Proof of Death

 When the term "Due Proof of Death" is used in this prospectus we mean any of the following:

 .  a certified death certificate

 . a certified decree of a court of competent jurisdiction as to the finding of death

 .  a written statement by a medical doctor who attended the deceased

 .  any other proof satisfactory to AUSA Life


Death of the Annuitant During the Income Phase

The Death Benefit, if any, payable if the Annuitant dies during the Income Phase depends on the Annuity Payment Option selected. Upon the Annuitant's death, AUSA Life will pay the Death Benefit, if any, to the Beneficiary under the Annuity Payment Option in effect. For instance, if the Life Annuity With Period Certain option has been elected, and if the Annuitant dies during the Income Phase, then any unpaid payments certain will be paid to the Beneficiary.

                         A Word About Joint Annuitants

 The Contract permits you as Contract Owner to name a Joint Annuitant. This can have different effects depending on whether the Contract is in the Accumulation Phase or the Income Phase.

 During the Accumulation Phase, the Death Benefit is payable only after the death of both the Annuitant and the Joint Annuitant.

 During the Income Phase, it will not matter that you have named a Joint Annuitant unless you have chosen an Annuity Payment Option, such as the Joint and Last Survivor Annuity option, that pays over the life of more than one person. Therefore, if you have chosen an Annuity Payment Option that provides income over the life of someone other than the person named as Joint Annuitant, the Joint Annuitant's death during the Income Phase will have no effect on the benefits due under the Contract.


Designation of a Beneficiary

The Contract Owner may select one or more Beneficiaries and name them in the Contract application. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract Owner may change the Beneficiary by written notice. The change will take effect as of the date the Contract Owner signs the notice, but it will not affect any payment made or any other action taken before AUSA Life acknowledges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending written notice to AUSA Life and obtaining approval from AUSA Life. Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

If the Annuitant dies during the Accumulation Period, the following will apply unless the Contract Owner has made other provisions:

 . If there is more than one Beneficiary, each will share in the Death Benefit equally.

 . If one or two or more Beneficiaries have already died, AUSA Life will pay that share of the Death Benefit equally to the survivor(s).

 . If no Beneficiary is living, AUSA Life will pay the proceeds to the Contract Owner.

 . If a Beneficiary dies at the same time as the Annuitant, AUSA Life will pay the proceeds as though the Beneficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before AUSA Life receives due proof of the Annuitant's death, AUSA Life will pay proceeds as though the Beneficiary had died first.

If a Beneficiary who is receiving Annuity Payments dies, AUSA Life will pay any remaining Payments Certain to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is not living at this time, this right will pass to his or her estate.

Death of the Contract Owner

Death of the Contract Owner During the Accumulation Phase. With two exceptions, federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Accumulation Phase, AUSA Life must pay out the entire value of the Contract within five years of the date of death. First exception: If the entire value is to be distributed to the Owner's Designated Beneficiary, he or she may elect to have it paid under an Annuity Payment Option over his or her life or over a period certain no longer than his or her life expectancy as long as the payments begin within one year of the Contract Owner's death. Second exception: If the Owner's Designated Beneficiary is the spouse of the Contract Owner (or Joint Owner), the spouse may elect to continue the Contract in his or her name as Contract Owner indefinitely and to continue deferring tax on the accrued and future income under the Contract. ("Owner's Designated Beneficiary" means the natural person whom the Contract Owner names as a beneficiary and who becomes the Contract Owner upon the Contract Owner's death.) If the Contract Owner and the Annuitant are the same person, then upon that person's death the Beneficiary is entitled to the Death Benefit. In this regard, see Death of the Annuitant During the Accumulation Phase, page 29.

Death of the Contract Owner During the Income Phase. Federal tax law requires that when either the Contract Owner or the Joint Owner (if any) dies during the Income Phase, AUSA Life must pay the remaining portions of the value of the Contract at least as rapidly as under the method of distribution being used on the date of death.

Non-Natural Person as Contract Owner. Where the Contract Owner is not a natural person (for example, is a corporation), the death of the "primary Annuitant" is treated as the death of the Contract Owner for purposes of federal tax law. (The Internal Revenue Code defines a "primary Annuitant" as the individual who is of primary importance in affecting the timing or the amount of payout under the Contract.) In addition, where the Contract Owner is not a natural person, a change in the identity of the "primary Annuitant" is also treated as the death of the Contract Owner for purposes of federal tax law.

Payment of Lump-Sum Death Benefits

AUSA Life will pay lump-sum Death Benefits within seven days after the election to take a lump sum becomes effective except in one of the following situations, in which AUSA Life may delay the payment beyond seven days:

 . the New York Stock Exchange is closed on a day that is not a weekend or a holiday, or trading on the New York Stock Exchange is otherwise restricted

 . an emergency exists as defined by the SEC, or the SEC requires that trading be restricted

 .  the SEC permits a delay for your protection as a Contract Owner

 . the payment is derived from premiums paid by check, in which case AUSA Life may delay payment until the check has cleared your bank.

10. OTHER INFORMATION

AUSA Life Insurance Company, Inc. ("AUSA Life," "We," "Us," "Our")

AUSA Life Insurance Company, Inc. is a stock life insurance company incorporated under the laws of the state of New York on October 3, 1947, with offices at 666 Fifth Avenue, New York, New York 10103. It is principally engaged in offering life insurance and annuity contracts, and is licensed in the District of Columbia and all states except Hawaii.

As of December 31, 2000, AUSA Life had statutory-basis assets of approximately $11.7 billion. It is a wholly owned indirect subsidiary of AEGON USA, Inc., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. AEGON N.V. of The Netherlands indirectly owns all of the stock of AEGON USA, Inc. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

AUSA Life is a member of the Insurance Marketplace Standards Association
(IMSA). IMSA is an independent voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self- and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

The First Providian Merger. On October 1, 1998, First Providian Life and Health Insurance Company ("First Providian") merged with and into AUSA Life. First Providian was a stock life insurance company incorporated under the laws of the state of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and AUSA Life became the surviving company under the name AUSA Life Insurance Company, Inc. As a result of the merger, the Separate Account became a separate account of AUSA Life. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by AUSA Life. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of AUSA Life and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of AUSA Life voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

AUSA Life Insurance Company, Inc. Separate Account C

The Separate Account was established by First Providian, a former affiliate of AUSA Life, as a separate account under the laws of the state of New York on November 4, 1994. On October 1, 1998, First Providian, together with the Separate Account, was merged into AUSA Life. The Separate Account survived the merger intact.

The Separate Account is a unit investment trust registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account.

AUSA Life owns the assets of the Separate Account, and the obligations under the Contract are obligations of AUSA Life. These assets are held separately from the other assets of AUSA Life and are not chargeable with liabilities incurred in any other business operation of AUSA Life (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). AUSA Life will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains, and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains, or losses of AUSA Life. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of AUSA Life's general account assets or any other separate account AUSA Life maintains.

The Separate Account has twenty-seven Subaccounts dedicated to the Contract, each of which invests solely in a corresponding Portfolio of the underlying Funds. Additional Subaccounts may be established at AUSA Life's discretion. The Separate Account meets the definition of a "separate account" under Rule O-1(e)(1) of the 1940 Act.

Group Contract

The Contract described here is a group contract, participation in which will be evidenced by a certificate that AUSA Life will issue to the Contract Owner. When the word "Contract" appears in this prospectus, it means the certificate issued to a Contract Owner.

Contract Owner ("You," "Your")

The Contract Owner is the person or persons designated as the Contract Owner in the Contract application to participate in the Contract. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all respects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

Payee

The Payee is the Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom benefits are to be paid.

Right to Cancel Periods

There are two different Right to Cancel Periods depending on whether the Contract is a replacement or not.

Right to Cancel Period for Non-Replacement Contracts

If the Contract is not a replacement of an existing annuity contract or life insurance or endowment policy, the Contract provides for a Right to Cancel Period of 10 days after the Contract Owner receives the Contract plus 5 days for mailing. The Contract Owner may cancel the Contract during the Right to Period by returning it to our Administrative Office, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499 or to the agent from whom the Contract Owner purchased the Contract or by mailing it to us at P.O. Box 3183, Cedar Rapids, Iowa 52046-3183. Upon cancellation, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Accumulated Value of the Contract as of the day the Contract is received by AUSA Life plus any loads, fees, and Premium Taxes that may have been subtracted to date.

Right to Cancel Period for Replacement Contracts

If the Contract is a replacement of an existing annuity contract or life insurance or endowment policy, a Right to Cancel Period exists for 60 days after the Contract Owner receives the Contract plus 5 days for mailing. Upon cancellation of a replacement Contract, the Contract is treated as void from the Contract Date and the Contract Owner will receive the Accumulated Value of the Contract as of the day the Contract is received by AUSA Life plus any loads, fees, and Premium Taxes that may have been subtracted to date.

Reinstatements

AUSA Life occasionally receives requests to reinstate a Contract whose funds had been transferred to another company via an exchange under Internal Revenue Code Section 1035 or a trustee-to-trustee transfer under the Internal Revenue Code. In this situation, AUSA Life will require the Contract Owner to replace the same total amount of money in the applicable Subaccounts as was taken from them to effect the transfer. The total dollar amount of funds reapplied to the Separate Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit Values at the date of Reinstatement (within two days of the date the funds were received by AUSA Life). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the transfer. Contract Owners should consult a qualified tax adviser concerning the tax consequences of any Internal Revenue Code Section 1035 exchanges or reinstatements.

Voting Rights

The Funds do not hold regular meetings of shareholders. The directors/trustees of the Funds may call special meetings of shareholders as the 1940 Act or other applicable law may require. To the extent required by law, AUSA Life will vote the Portfolio shares held in the Separate Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccount. AUSA Life will vote Fund shares as to which no timely instructions are received and those shares held by AUSA Life as to which Contract Owners have no beneficial interest in proportion to the voting instructions that are received with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumulated Value is allocated. The number of votes which are available to a Contract Owner will be determined by dividing the Accumulated Value attributable to a Portfolio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable Annuity Payment Option has the voting interest. The number of votes after the Annuity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net asset value per share of the corresponding Portfolio. After the Annuity Date, the votes attributable to a Contract decrease as the reserves allocated to the Portfolio decrease. In determining the number of votes, fractional shares will be recognized.

The number of votes of the Portfolio that are available will be determined as of the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

Additions, deletions, or substitutions of investments

AUSA Life retains the right, subject to any applicable law, to make certain changes. AUSA Life reserves the right to eliminate the shares of any of the Portfolio and to substitute shares of another

Portfolio of the Funds or of another registered open-end management investment company, if the shares of the Portfolios are no longer available for investment or if, in AUSA Life's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Separate Account. To the extent the 1940 Act requires, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

AUSA Life may establish new Portfolios when marketing, tax, investment, or other conditions so warrant. AUSA Life will make any new Portfolios available to existing Contract Owners on a basis AUSA Life will determine. AUSA Life may also eliminate one or more Portfolios if marketing, tax, investment, or other conditions so warrant.

In the event of any such substitution or change, AUSA Life may, by appropriate endorsement, make whatever changes in the Contracts may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Contracts, AUSA Life may operate the Separate Account as a management company under the 1940 Act or any other form permitted by law, may deregister the Separate Account under the 1940 Act in the event such registration is no longer required, or may combine the Separate Account with one or more other separate accounts.

Financial Statements

The audited statutory-basis financial statements and schedules of AUSA Life and the audited financial statements of certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners (as well as the Independent Auditors' Reports on them) are contained in the Statement of Additional Information.

Auditors

Ernst & Young LLP serves as independent auditors for AUSA Life and certain Subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and audits their financial statements annually.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the separate account are subject. AUSA Life, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, AUSA Life believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or AUSA Life.

           TABLE OF CONTENTS FOR THE ADVISOR'S EDGE VARIABLE ANNUITY
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                           Page
                                                                           ----
THE CONTRACT..............................................................   1
  Computation of Variable Annuity Income Payments.........................   1
  Exchanges...............................................................   1
  Exceptions to Charges and to Transactions or Balance Requirements.......   2
  403(b) Contracts........................................................   2
GENERAL MATTERS...........................................................   4
  Non-Participating.......................................................   4
  Misstatement of Age or Sex..............................................   4
  Assignment..............................................................   4
  Annuity Data............................................................   4
  Annual Statement........................................................   4
  Incontestability........................................................   4
  Ownership...............................................................   4
PERFORMANCE INFORMATION...................................................   5
  Money Market Subaccount Yields..........................................   5
  30-Day Yield for Non-Money Market Subaccounts...........................   6
  Standardized Average Annual Total Return for Subaccounts................   6
ADDITIONAL PERFORMANCE MEASURES...........................................   7
  Non-Standardized Cumulative Total Return and Non-Standardized Average
   Annual Total Return....................................................   7
  Non-Standardized Total Return Year-to-Date..............................   9
  Non-Standardized One Year Return........................................  10
  Non-Standardized Adjusted Historical Cumulative Return and Non-
   Standardized Adjusted Historical Average Annual Total Return...........  11
  Individualized Computer Generated Illustrations.........................  12
PERFORMANCE COMPARISONS...................................................  13
SAFEKEEPING OF ACCOUNT ASSETS.............................................  14
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS........................  15
AUSA LIFE.................................................................  15
TAXES.....................................................................  15
STATE REGULATION OF AUSA LIFE.............................................  16
RECORDS AND REPORTS.......................................................  16
DISTRIBUTION OF THE CONTRACTS.............................................  16
LEGAL MATTERS.............................................................  16
OTHER INFORMATION.........................................................  16
FINANCIAL STATEMENTS......................................................  16

                                    APPENDIX

CONDENSED FINANCIAL INFORMATION

(For the period January 1, 1997 through December 31, 2000)

                                                                                DFA--VA
                           DFA--VA                    DFA--VA       DFA--VA     Short-                Dreyfus
                            Small    DFA--VA Large International International   Term      DFA--VA   Small Cap
                            Value        Value         Value         Small       Fixed   Global Bond   Value
                          ---------- ------------- ------------- ------------- --------- ----------- ---------
Accumulation unit value as of:
 Start Date*............     9.992       9.948        10.000         9.949      10.000      9.990     10.000
 12/31/1997.............    12.645      12.242         9.995         7.661      10.426     10.640        N/A
 12/31/1998.............    11.733      13.471        11.096         8.006      10.926     11.443      9.024
 12/31/1999.............    12.806      14.022        13.452         9.427      11.320     11.828     11.600
 12/31/2000.............    13.993      15.176        13.202         9.023      11.996     12.495     12.796
Number of units Outstanding as of
 12/31/1997.............     7,359      12,353        12,955        11,690      30,884      7,312        N/A
 12/31/1998.............     4,742       7,122         7,565         7,212       2,584     32,339      2,299
 12/31/1999.............     3,205       6,616        13,773         4,456       2,037     34,082      3,785
 12/31/2000.............     8,639      20,090        24,862         5,751      16,914     25,925     10,269
                           Endeavor                  Federated     Federated   Federated  Federated
                           Enhanced       TRP        American     High Income    Prime    U.S. Gov't Federated
                            Index    International    Leaders        Bond        Money   Securities   Utility
                          ---------- ------------- ------------- ------------- --------- ----------- ---------
Accumulation unit value as of:
 Start Date*............     9.991      10.000         9.987        10.020      10.001     10.030     10.008
 12/31/1997.............       N/A         N/A        12.304        11.156      10.404     10.751     12.476
 12/31/1998.............    13.057      10.541        14.379        11.383      10.831     11.500     14.124
 12/31/1999.............    15.328      13.862        15.239        11.570      11.261     11.357     14.271
 12/31/2000.............    13.566      11.258        15.501        10.459      11.855     12.522     12.796
Number of units outstanding as of
 12/31/1997.............       N/A         N/A         6,261        45,383         291     22,835      6,250
 12/31/1998.............     2,043       2,246        21,099        35,115      10,251     21,492     10,988
 12/31/1999.............     8,684      10,470        23,782        20,008      17,049      8,203      5,408
 12/31/2000.............    16,247      24,837        29,223        36,839      32,978     19,238      4,739
                                      Montgomery     Stein Roe                  Strong                Wanger
                          Montgomery   Emerging      Small Co.   Strong Int'l    Multi   Wanger U.S.   Int'l
                            Growth      Markets       Growth         Stock       Value    Small Cap  Small Cap
                          ---------- ------------- ------------- ------------- --------- ----------- ---------
Accumulation unit value as of:
 Start Date*............    10.039       9.941         9.030         9.892       9.445     10.031     10.045
 12/31/1997.............    12.389       8.827        11.571         8.384         N/A     13.396      9.569
 12/31/1998.............    12.669       5.478         9.507         7.931         N/A     14.465     11.060
 12/31/1999.............    15.205       8.971        13.988        14.752       9.863     17.974     24.879
 12/31/2000.............    13.737       6.369        13.147         8.864      10.566     16.402     17.811
Number of units outstanding as of
 12/31/1997.............     3,049       6,210         2,782         3,581         N/A      4,703      2,280
 12/31/1998.............     7,015      11,154           276           343           0      8,428     14,103
 12/31/1999.............    11,342       5,304           812         1,545         106      6,995      7,980
 12/31/2000.............    23,480       7,184           812         3,082         291     13,422      9,488

                                                                    J.P.
                          Credit Suisse Credit Suisse              Morgan                    LKCM
                             Warburg       Warburg      Alger       Real                   Strategic
                          Pincus--Int'l Pincus--Small Aggressive   Estate   Janus   Janus    Total
                             Equity      Co. Growth     Growth   Securities Global Growth   Return
                          ------------- ------------- ---------- ---------- ------ ------- ---------
Accumulation unit value as of:
 Start Date*............      9.880        10.000       10.199      9.408   10.511   9.999   9.707
 12/31/1997.............      9.601        13.183          N/A        N/A      N/A     N/A     N/A
 12/31/1998.............     10.049        12.724          N/A        N/A      N/A     N/A     N/A
 12/31/1999.............     15.319        21.375       14.961      8.998   15.620  13.662  10.592
 12/31/2000.............     11.279        17.391       10.207     11.588   12.797   9.645  10.128
Number of units outstanding as of
 12/31/1997.............      1,294         1,348          N/A        N/A      N/A     N/A     N/A
 12/31/1998.............        906           125          N/A        N/A      N/A     N/A     N/A
 12/31/1999.............        861         2,899           98        106      906   1,118     103
 12/31/2000.............      4,465        10,918        8,239        106   26,705 191,435  27,243

*  Date of commencement of operations for the Subaccounts was as follows:
   1/23/97 for DFA--VA Small Value, DFA--VA Large Value, DFA--VA International Value, DFA--VA International Small, and DFA--VA Global Bond; 1/22/97 for Federated Prime Money; 2/21/97 for DFA--VA Short-Term Fixed; 2/26/97 for Montgomery Emerging Markets; 3/7/97 for Federated U.S. Government Securities; 4/1/97 for Strong International Stock and Credit Suisse Warburg Pincus--International Equity, 3/31/97 for Credit Suisse Warburg Pincus-- Small Company Growth; 5/1/97 for Federated American Leaders, Federated Utility, Federated High Income Bond, Montgomery Growth, Stein Roe Small Company Growth, Wanger U.S. Small Cap, and Wanger International Small Cap; 5/19/98 for T. Rowe Price International Stock, Dreyfus Small Cap Value and Endeavor Enhanced Index; 9/21/99 for Strong Multi Value, and 9/1/99 for Alger Aggressive Growth; J.P. Morgan Real Estate Securities; Janus Global; Janus Growth; and LKCM Strategic Total Return. The information presented above reflects operations of the Subaccounts as offered through First Providian Life and Health Insurance Company Separate Account C, which was acquired intact by AUSA Life Insurance Company, Inc. on October 1, 1998.

                       AUSA LIFE INSURANCE COMPANY, INC.
                              SEPARATE ACCOUNT C

                      STATEMENT OF ADDITIONAL INFORMATION

                                    for the

                        ADVISOR'S EDGE VARIABLE ANNUITY



                                  Offered by
                       AUSA Life Insurance Company, Inc.
                          (A New York Stock Company)
                            Administrative Offices
                           4333 Edgewood Road, N.E.
                           Cedar Rapids, Iowa 52499



This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Advisor's Edge variable annuity contract (the "Contract") offered by AUSA Life Insurance Company, Inc. ("the Company" or "AUSA Life"). You may obtain a copy of the Prospectus dated May 1, 2001, by calling 800-866-6007 or by writing to our Administrative Offices at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. Terms used in the current Prospectus for the Contract are incorporated in this Statement of Additional Information.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.


                               May 1, 2001

                               TABLE OF CONTENTS

                                                                                  PAGE
                                                                                  ----
THE CONTRACT...................................................................     1
  Computation of Variable Annuity Income Payments..............................     1
  Exchanges....................................................................     1
  Exceptions to Charges and to Transactions or Balance Requirements............     2
  403(b) Contracts.............................................................     2
GENERAL MATTERS................................................................     4
  Non-Participating............................................................     4
  Misstatement of Age or Sex...................................................     4
  Assignment...................................................................     4
  Annuity Data.................................................................     4
  Annual Statement.............................................................     4
  Incontestability.............................................................     4
  Ownership....................................................................     4
PERFORMANCE INFORMATION........................................................     5
  Money Market Subaccount Yields...............................................     5
  30-Day Yield for Non-Money Market Subaccounts................................     6
  Standardized Average Annual Total Return for Subaccounts.....................     6
ADDITIONAL PERFORMANCE MEASURES................................................     7
  Non-Standardized Cumulative Total Return and Non-Standardized Average
    Annual Total Return........................................................     7
  Non-Standardized Total Return Year-to-Date...................................     9
  Non-Standardized One Year Return.............................................    10
  Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized
    Adjusted Historical Average Annual Total Return............................    11
  Individualized Computer Generated Illustrations..............................    12
PERFORMANCE COMPARISONS........................................................    13
SAFEKEEPING OF ACCOUNT ASSETS..................................................    14
CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS.............................    15
AUSA LIFE......................................................................    15
TAXES..........................................................................    15
STATE REGULATION OF AUSA LIFE..................................................    16
RECORDS AND REPORTS............................................................    16
DISTRIBUTION OF THE CONTRACTS..................................................    16
LEGAL MATTERS..................................................................    16
OTHER INFORMATION..............................................................    16
FINANCIAL STATEMENTS...........................................................    16

                                 THE CONTRACT

In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

The amounts shown in the Annuity Tables contained in your Contract represent the guaranteed minimum for each Annuity Payment under a Fixed Payment Option. Variable annuity income payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Tables contained in your Contract corresponding to the Annuity Payment Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment.

The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit Value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an Exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit Value for the Subaccount ten Business Days before the due date of the Annuity Payment.

The Annuity Unit Value for each Subaccount was initially established at $10.00 on the date money was first deposited in that Subaccount. The Annuity Unit Value for any subsequent Business Day is equal to (a) times (b) times (c), where


     (a)  =   the Annuity Unit Value for the immediately preceding Business Day;

     (b)  =   the Net Investment Factor for the day;

     (c)  =   the investment result adjustment factor (.99989255 per day), which recognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

     (a)  =   any increase or decrease in the value of the Subaccount due to investment results;

     (b)  =   a daily charge assessed at an annual rate of 1.25% for the mortality and expense risks assumed by AUSA Life;

     (c)  =   a daily charge for the cost of administering the Contract
              corresponding to an annual charge of .15% of the value of the Subaccount plus the Annual Contract Fee.

The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year.

EXCHANGES

After the Annuity Date you may, by making a written request, exchange the current value of an existing Subaccount to Annuity Units of any other Subaccount(s) then available. The written request for an Exchange must be received by us, however, at least 10 Business Days prior to the first payment date on which the Exchange is to take effect. An Exchange shall result in the same dollar amount as that of the Annuity Payment on the date of Exchange (the "Exchange Date"). Each year you may make an unlimited number of free Exchanges between Subaccounts. We reserve the right to charge a $15 fee in the future for Exchanges in excess of twelve per Contract Year.

Exchanges will be made using the Annuity Unit Value for the Subaccounts on the date the written request for Exchange is received. On the Exchange Date, AUSA Life will establish a value for the current Subaccounts by multiplying the Annuity Unit Value by the number of Annuity Units in the existing Subaccounts and compute the number of Annuity Units for the new Subaccounts by dividing the Annuity Unit Value of the new Subaccounts into the value previously calculated for the existing Subaccounts.

EXCEPTIONS TO CHARGES AND TO TRANSACTION OR BALANCE REQUIREMENTS

AUSA Life may impose reduced sales loads, administrative charges or other deductions from Purchase Payments in certain situations where AUSA Life expects to realize significant economies of scale or other economic benefits with respect to the sales of Contracts. This is possible because sales costs do not increase in proportion to the dollar amount of the Contracts sold. For example, the per-dollar transaction cost for a sale of a Contract equal to $5,000 is generally much higher than the per-dollar cost for a sale of a Contract equal to $1,000,000. As a result, any applicable sales charge declines as a percentage of the dollar amount of Contracts sold as the dollar amount increases.

AUSA Life may also impose reduced sales loads and reduced administrative charges and fees on sales to directors, officers and bona fide full-time employees (and their spouses and minor children) of AUSA Life, its ultimate parent company, and certain of their affiliates and certain sales representatives for the Contract. AUSA Life may also grant waivers or modifications of certain minimum or maximum purchase and transaction amounts or balance requirements in these circumstances.

Notwithstanding the above, any variations in the sales loads, administrative charges or other deductions from Purchase Payments or in the minimum or maximum transaction or balance requirements shall reflect differences in costs or services and shall not be unfairly discriminatory against any person.

403(b) CONTRACTS

Contracts will be offered in connection with retirement plans adopted by public school systems and certain tax-exempt organizations (Code Section 501(c)(3) organizations) for their employees under Section 403(b) of the Code. Except, as discussed below and subject to any conditions in an employer's plan, a Contract used in connection with a Section 403(b) Plan offers the same benefits and is subject to the same charges described in the Prospectus.

Under 403(b) Contracts, the Contract Owner and the Annuitant must be the same person. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. Such limit must be calculated in accordance with Sections 403(b), 415 and 402(g) of the Code. In addition, Purchase Payments will be excluded from your gross income only if the 403(b) Plan meets certain Code non-discrimination requirements.

Under your 403(b) Contract, you may borrow against your Contract's Surrender Value after the first Contract Year. No additional loans will be extended until prior loan balances are paid in full. The loan amount must be at least $1,000 and your Contract must have a minimum vested Accumulated Value of $2,000. The loan amount may not exceed the lesser of (a) or (b), where (a) is 50% of the Contract's vested Accumulated Value on the date on which the loan is made, and
(b) is $50,000 reduced by the excess, if any, of the highest outstanding balance of loans during the one-year period ending on the day before the current loan is made over the outstanding balance of loans on the date of the current loan. If you are married, your spouse must consent in writing to a loan request. This consent must be given within the 90-day period before the loan is to be made.

The loan interest rate is variable, is determined monthly, is based on the Moody's Corporate Bond Yield Averages-Monthly Average Corporates (the "Average"), which is published by Moody's Investors Services, Inc. We will notify you of the initial loan interest rate at the time the loan is made. The initial interest rate may be increased or reduced by us during the life of the loan based on changes of the Average. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be reduced by 0.50% per annum or more, we must reduce the loan interest rate. If a change in the Average would cause the initial loan interest rate (or a subsequent rate that has been previously increased or reduced by us) to be increased by 0.50% per annum, we may increase the loan interest rate at our discretion. In no event will the loan interest rate be greater than the maximum allowed by the insurance regulations of the State of New York.

On the first Business Day of each calendar month, AUSA Life will determine a loan interest rate. The loan interest rate for the calendar month in which the loan is effective will apply for one year from the loan effective date. Annually on the anniversary of the loan effective date, the rate will be adjusted to equal the loan interest rate determined for the month in which the loan anniversary occurs.

Principal and interest on loans must be repaid in substantially level payments, not less frequently than quarterly, over a five year term except for certain loans for the purchase of a principal residence. If the loan interest rate is adjusted, future payments will be adjusted so that the outstanding loan balance is amortized in equal quarterly installments over the remaining term. A $40 processing fee is charged for each loan. The remainder of each repayment will be credited to the individual account.

If you miss a loan payment and are not eligible for a distribution, the remaining balance of the loan becomes taxable as a deemed distribution.
Interest continues to accrue on the unpaid loan balance until a qualifying distribution event occurs. The loan payment may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. When a loan is made, unless instructed to the contrary by the Annuitant, the number of Accumulation Units equal to the loan amount will be withdrawn from the individual account and placed in the Collateral Fixed Account. Accumulation Units taken from the individual account to provide a loan do not participate in the investment experience of the related Portfolios or the guarantees of the General Account Guaranteed Options. The loan amount will be withdrawn on a pro rata basis first from the Portfolios to which Accumulated Value has been allocated, and if that amount is insufficient, collateral will then be transferred from the General Account Guaranteed Options - except the Guaranteed Equity Option. As with any withdrawal, Market Value Adjustments or other deductions applicable to amounts allocated to General Account Guaranteed Options may be applied and no amounts may be withdrawn from the Guaranteed Equity Option. Until the loan is repaid in full, that portion of the Collateral Fixed Account shall be credited with interest at a rate of 2% less than the loan interest rate applicable to the loan
- however, the interest rate credited will never been less than the General Account Guaranteed Option's guaranteed rate of 3%.

A bill in the amount of the quarterly principal and interest will be mailed directly to you in advance of the payment due date. The initial quarterly repayment will be due three months from the loan date. The loan date will be the date that AUSA Life receives the loan request form in good order. Payment is due within 30 calendar days after the due date. Subsequent quarterly installments are based on the first due date.

When repayment of principal is made, Accumulation Units will be reallocated on a current value basis among the same investment Portfolios and/or General Account Guaranteed Options and in the same proportion as when the loan was initially made, unless the Annuitant specifies otherwise. If a repayment in excess of a billed amount is received, the excess will be applied towards the principal portion of the outstanding loan. Payments received which are less than the billed amount will not be accepted and will be returned to you.

Prepayment of the entire loan is allowed. At the time of prepayment, AUSA Life will bill you for any accrued interest. AUSA Life will consider the loan paid when the loan balance and accrued interest are paid.

If the individual account is surrendered or if the Contract Owner dies with an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Surrender Value or the Death Benefit, respectively. If an Annuity Payment Option is elected while there is an outstanding loan balance, the outstanding loan balance and accrued interest will be deducted from the Accumulated Value.

AUSA Life may require that any outstanding loan be paid if the individual account value falls below an amount equal to 25% of total loans outstanding.

The Code requires the aggregation of all loans made to an individual employee under a single employer-sponsored 403(b) Plan. However, since AUSA Life has no information concerning the outstanding loans that you may have with other companies, it will only use the information available under the Contracts issued by AUSA Life.

The Code imposes restrictions on full or partial surrenders from 403(b) individual accounts attributable to Purchase Payments under a salary reduction agreement and to any earnings on the entire 403(b) individual account credited on and after January 1, 1989. Surrenders of these amounts are allowed only if the Contract Owner (a) has died, (b) has become disabled, as defined in the Code, (c) has attained age 59 1/2, or (d) has separated from service.
Surrenders are allowed if the Contract Owner can show "hardship" as defined by the Internal Revenue Service, but the surrender is limited to the lesser of Purchase Payments made on or after January 1, 1989 or the amount necessary to relieve the hardship. Even if a surrender is permitted under these provisions, a 10% federal tax penalty may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

Under the Code, you may request a full or partial surrender of an amount equal to the individual account cash value as of December 31, 1988 (the
"grandfathered" amount), subject to the terms of the 403(b) Plan. Although the Code surrender restrictions do not apply to this amount, a 10% federal penalty tax may be assessed on the withdrawn amount if it does not otherwise meet the exceptions to the penalty tax provisions.

AUSA Life believes that the Code surrender restrictions do not apply to tax-free transfers pursuant to Revenue Ruling 90-24. AUSA Life further believes that the surrender restrictions will not apply to any "grandfathered" amount transferred pursuant to Revenue Ruling 90-24 into another 403(b) Contract.

                                GENERAL MATTERS

NON-PARTICIPATING

The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of AUSA Life.

MISSTATEMENT OF AGE OR SEX

AUSA Life may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, AUSA Life will change the annuity benefits payable to those benefits which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age and/or sex after payments have commenced, AUSA Life will: (1) in the case of underpayment, pay the full amount due with the next payment; and (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

Any Non-Qualified Contract may be assigned by you prior to the Annuity Date and during the Annuitant's lifetime. AUSA Life is not responsible for the validity of any assignment. No assignment will be recognized until AUSA Life receives the appropriate AUSA Life form notifying AUSA Life of such assignment. The interest of any beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum notwithstanding any settlement agreement in effect at the time assignment was executed. AUSA Life shall not be liable as to any payment or other settlement made by AUSA Life before receipt of the appropriate AUSA Life form.

ANNUITY DATA

AUSA Life will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to AUSA Life.

ANNUAL STATEMENT

Once each Contract Year, AUSA Life will send you an annual statement of the current Accumulated Value allocated to each Subaccount and any Purchase Payments, charges, Exchanges or withdrawals during the year. This report will also give you any other information required by law or regulation. You may ask for an annual statement like this at any time. We will also send you quarterly statements. However, we reserve the right to discontinue quarterly statements at any time.

INCONTESTABILITY

This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

The Contract Owner on the Contract Date is the Annuitant, unless otherwise specified in the application. The Contract Owner may specify a new Contract Owner by sending us the appropriate AUSA Life form at any time thereafter. The term Contract Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Contract Owner. During the Annuitant's lifetime, all rights and privileges under this Contract may be exercised solely by the Contract Owner. Upon the death of the Contract Owner, ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Contract Owner. If no Owner's Designated Beneficiary has been selected or if no Owner's Designated Beneficiary is living, then the Owner's Designated Beneficiary is the Contract Owner's estate. From time to time AUSA Life may require proof that the Contract Owner is still living.

                            PERFORMANCE INFORMATION


Performance information for the Subaccounts including the yield and effective yield of the Federated Prime Money Fund II, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

Where applicable in calculating performance information, the Annual Contract Fee is reflected as a percentage equal to the estimated total amount of fees collected during a calendar year divided by the estimated total average net assets of the Portfolios during the same calendar year. The fee is assumed to remain the same in each year of the applicable period. (With respect to partial year periods, if any, the Annual Contract Fee is pro-rated to reflect only the applicable portion of the partial year period.)


Until October 1995, the DFA - VA Large Value Portfolio (formerly DFA - VA Global Value Portfolio) invested its assets in both U.S. and international securities. Depending on the period presented, total return and performance information presented for the DFA - VA Large Value Portfolio may reflect the performance of the Portfolio when it invested in the stocks of both U.S. and international companies. Total return and performance information for the DFA -VA Large Value Portfolio which includes the period prior to October 1995 should not be considered indicative of the Portfolio's future performance.


Where applicable, the following Subaccount inception dates are used in the calculation of performance figures:
1/23/97 for DFA- VA Global Bond Portfolio; 1/23/97 for DFA - VA International Small Portfolio; 1/23/97 for DFA -VA International Value Portfolio; 1/23/97 for DFA - VA Large Value Portfolio; 1/23/97 for DFA -VA Short-Term Fixed Portfolio; 1/23/97 for DFA - VA Small Value Portfolio; 1/22/97 for Federated Prime Money Fund II; 5/1/97 for Federated American Leaders Fund II; 5/1/97 for Federated Utility Fund II; 3/7/97 for Federated Fund for U.S. Government Securities II; 5/1/97 for Federated High Income Bond Fund II; 5/1/97 for Montgomery Growth Fund; 2/26/97 for Montgomery Emerging Markets Fund; 5/1/97 for Wanger U.S. Small Cap; 5/1/97 for Wanger International Small Cap; 5/19/98 for Dreyfus Small Cap Value Portfolio; 5/19/98 for Endeavor Enhanced Index Portfolio; 5/19/98 for T. Rowe Price International Stock Portfolio; 9/26/97 for Stein Roe Small Company Growth Fund - Class A; 9/26/97 for Strong International Stock Fund II; 9/21/99 for Strong Multi Cap Value Fund II; 5/29/97 for Credit Suisse Warburg Pincus - International Equity Portfolio; 5/29/97 for Credit Suisse Warburg Pincus - Small Company Growth Portfolio; and 9/1/99 for the Alger Aggressive Growth, J.P. Morgan Real Estate Securities, Janus Global, Janus Growth, and LKCM Strategic Total Return.


Where applicable, the following Portfolio inception dates are used in the calculation of performance figures: 9/29/95 for the DFA - VA Small Value and DFA - VA International Small Portfolios; 1/12/95 for the DFA - VA Large Value and DFA - VA Global Bond Portfolios; 9/29/95 for the DFA - VA International Value Portfolio; 9/29/95 for DFA - VA Short-Term Fixed Portfolios;

11/18/94 for Federated Prime Money Fund II; 2/10/94 for Federated American Leaders Fund II; 2/10/94 for Federated Utility Fund II; 3/28/94 for Federated Fund for U.S. Government Securities II; 3/1/94 for Federated High Income Bond Fund II; 2/9/96 for Montgomery Growth Fund; 2/2/96 for Montgomery Emerging Markets Fund; 5/3/95 for Wanger U.S. Small Cap; 5/3/95 for Wanger International Small Cap; 10/20/95 for Strong International Stock Fund II; 6/30/95 for Credit Suisse Warburg Pincus- International Equity Portfolio; 6/30/95 for Credit Suisse Warburg Pincus -Small Company Growth Portfolio; 10/10/97 for Strong Multi Cap Value Fund II; 4/8/91 for T. Rowe Price International Stock Portfolio; 5/4/93 for Dreyfus Small Cap Value Portfolio; 5/1/97 for Endeavor Enhanced Index Portfolio; 3/1/94 for Alger Aggressive Growth; 5/1/98 for J.P. Morgan Real Estate Securities; 12/3/92 for Janus Global; 10/2/86 for Janus Growth; and 3/1/93 for LKCM Strategic Total Return.


FEDERATED PRIME MONEY FUND II SUBACCOUNT YIELDS


Current yield for the Federated Prime Money Fund II will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by /365/7/, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

              Effective Yield = [((Base Period Return)+1)/365/7/]-1

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)/6/ -1]
                                       ---
                                  cd

Where:

  [a] equals the net investment income earned during the period by the Portfolio attributable to shares owned by a Subaccount;
  [b] equals the expenses accrued for the period (net of reimbursement);
  [c] equals the average daily number of Units outstanding during the period;
      and
  [d] equals the maximum offering price per Accumulation Unit on the last day of the period.

Yield on a Subaccount is earned from the increase in net asset value of shares of the Portfolio in which the Subaccount invests and from dividends declared and paid by the Portfolio, which are automatically reinvested in shares of the Portfolio.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR SUBACCOUNTS

When advertising performance of the Subaccounts, AUSA Life will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads (including the contingent deferred sales load), the Annual Contract Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any.

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the formula:

                                 P(1+T)/n/=ERV


Where:

(1) [P]   equals a hypothetical initial Purchase Payment of $1,000;

(2) [T]   equals an average annual total return;

(3) [n]   equals the number of years; and

(4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Purchase Payment made at the beginning of the period (or fractional portion thereof).


The following table show the Standardized Average Annual Total Return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 2000.


                   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                   FOR PERIOD ENDING DECEMBER 31, 2000

                                                                                       Since
                                                                                    Subaccount
Subaccount                                                               One Year    Inception
----------                                                               --------    ---------
DFA - VA Small Value Portfolio.........................................      9.25%        8.90%
DFA - VA Large Value Portfolio.........................................      8.21%       11.30%
DFA - VA International Value Portfolio.................................     -1.88%        7.29%
DFA - VA International Small Portfolio.................................     -4.30%       -2.47%
DFA - VA Short-Term Fixed Portfolio....................................      5.95%        4.71%
DFA - VA Global Bond Portfolio.........................................      5.62%        5.82%
Federated Prime Money Fund II..........................................      5.26%        4.39%
Federated American Leaders Fund II.....................................      1.70%       12.70%
Federated Fund for U.S. Government Securities II.......................     10.24%        5.96%
Federated Utility Fund II..............................................    -10.35%        6.90%
Federated High Income Bond Fund II.....................................     -9.63%        1.15%
Wanger International Small Cap.........................................    -28.43%       16.86%
Wanger U.S. Small Cap..................................................     -8.77%       14.31%
Montgomery Emerging Markets Fund.......................................    -29.03%      -10.95%
Montgomery Growth Fund.................................................     -9.67%        8.90%
Stein Roe Small Company Growth Fund - Class A..........................     -6.03%        8.95%
Strong International Stock Fund II.....................................    -39.93%       -3.33%
Credit Suisse Warburg Pincus - International Equity Portfolio..........    -26.39%        0.78%
Credit Suisse Warburg Pincus - Small Company Growth Portfolio..........    -18.66%       13.11%
Dreyfus Small Cap Value Portfolio......................................     10.29%        8.79%
Endeavor Enhanced Index Portfolio......................................    -11.52%        5.87%
Strong Multi Cap Value Fund II.........................................      7.11%        9.15%
T. Rowe Price International Stock Portfolio............................    -18.81%        3.00%
Alger Aggressive Growth................................................    -31.79%        0.04%
J.P. Morgan Real Estate Securities.....................................     28.76%       16.88%
Janus Global...........................................................    -18.10%       15.86%
Janus Growth...........................................................    -29.42%       -2.68%
LKCM Strategic Total Return............................................     -4.40%        3.21%

                        ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED CUMULATIVE TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

AUSA Life may show Non-Standardized Cumulative Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. AUSA Life may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year, the Non-Standardized Cumulative Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (see Fee Table in the Prospectus), the Non-Standardized Cumulative Total Return and Non-Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.


                    NON-STANDARDIZED CUMULATIVE TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 2000

                                                                                Since
                                                                             Subaccount
Subaccount                                                        One Year    Inception
----------                                                        --------    ---------
DFA - VA Small Value Portfolio.................................     9.27%       70.90%
DFA - VA Large Value Portfolio.................................     8.23%      125.20%
DFA - VA International Value Portfolio.........................    -1.86%       43.86%
DFA - VA International Small Portfolio.........................    -4.28%       -9.86%
DFA - VA Short-Term Fixed Portfolio............................     5.97%       27.70%
DFA - VA Global Bond Portfolio.................................     5.64%       53.65%
Federated Prime Money Fund II..................................     5.28%       29.64%
Federated American Leaders Fund II.............................     1.72%      164.73%
Federated Fund for U.S. Government Securities II...............    10.26%       42.68%
Federated Utility Fund II......................................   -10.33%       70.27%
Federated High Income Bond Fund II.............................    -9.61%       36.15%
Wanger International Small Cap.................................   -28.41%      225.75%
Wanger U.S. Small Cap..........................................    -8.75%      165.48%
Montgomery Emerging Markets Fund...............................   -29.01%      -25.10%
Montgomery Growth Fund.........................................    -9.65%       79.32%
Stein Roe Small Company Growth Fund - Class A..................    -6.01%      321.58%
Strong International Stock Fund II.............................   -39.91%        2.10%
Credit Suisse Warburg Pincus - International Equity Portfolio..   -26.37%       33.42%
Credit Suisse Warburg Pincus - Small Company Growth Portfolio..   -18.64%      113.91%
Dreyfus Small Cap Value Portfolio..............................    10.31%      164.20%
Endeavor Enhanced Index Portfolio..............................   -11.50%       65.98%
Strong Multi Cap Value Fund II.................................     7.13%        5.66%
T. Rowe Price International Stock Portfolio....................   -18.79%       73.43%
Alger Aggressive Growth........................................   -31.77%      208.05%
J.P. Morgan Real Estate Securities.............................    28.78%        4.28%
Janus Global...................................................   -18.08%      347.32%
Janus Growth...................................................   -29.40%      960.58%
LKCM Strategic Total Return....................................    -4.38%      121.49%

                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN
                      FOR PERIOD ENDING DECEMBER 31, 2000

                                                                                      Since
                                                                                    Subaccount
Subaccount                                                             One Year     Inception
----------                                                             --------     ---------
DFA - VA Small Value Portfolio.....................................      9.27%       10.72%
DFA - VA Large Value Portfolio.....................................      8.23%       14.56%
DFA - VA International Value Portfolio.............................     -1.86%        7.16%
DFA - VA International Small Portfolio.............................     -4.28%       -1.96%
DFA - VA Short-Term Fixed Portfolio................................      5.97%        4.76%
DFA - VA Global Bond Portfolio.....................................      5.64%        7.46%
Federated Prime Money Fund II......................................      5.28%        4.33%
Federated American Leaders Fund II.................................      1.72%       15.17%
Federated Fund for U.S. Government Securities II...................     10.26%        5.39%
Federated Utility Fund II..........................................    -10.33%        8.03%
Federated High Income Bond Fund II.................................     -9.61%        4.61%
Wanger International Small Cap.....................................    -28.41%       23.16%
Wanger U.S. Small Cap..............................................     -8.75%       18.80%
Montgomery Emerging Markets Fund...................................    -29.01%       -5.71%
Montgomery Growth Fund.............................................     -9.65%       12.67%
Stein Roe Small Company Growth Fund - Class A......................     -6.01%       12.73%
Strong International Stock Fund II.................................    -39.91%        0.40%
Credit Suisse Warburg Pincus - International Equity Portfolio......    -26.37%        5.37%
Credit Suisse Warburg Pincus - Small Company Growth Portfolio......    -18.64%       14.80%
Dreyfus Small Cap Value Portfolio..................................     10.31%       13.51%
Endeavor Enhanced Index Portfolio..................................    -11.50%       14.80%
Strong Multi Cap Value Fund II.....................................      7.13%        1.72%
T. Rowe Price International Stock Portfolio........................    -18.79%        5.82%
Alger Aggressive Growth............................................    -31.77%       17.88%
J.P. Morgan Real Estate Securities.................................     28.78%        1.58%
Janus Global.......................................................    -18.08%       20.36%
Janus Growth.......................................................    -29.40%       18.01%
LKCM Strategic Total Return........................................     -4.38%       10.67%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

AUSA Life may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                  NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE



                                                                         Total Return
                                                                         YTD as of
Subaccount                                                               12/31/2000
----------                                                               -------
DFA - VA Small Value Portfolio........................................     9.27%
DFA - VA Large Value Portfolio........................................     8.23%
DFA - VA International Value Portfolio................................    -1.86%
DFA - VA International Small Portfolio................................    -4.28%
DFA - VA Short-Term Fixed Portfolio...................................     5.97%
DFA - VA Global Bond Portfolio........................................     5.64%
Federated Prime Money Fund II.........................................     5.28%
Federated American Leaders Fund II....................................     1.72%
Federated Fund for U.S. Government Securities II......................    10.26%
Federated Utility Fund II.............................................   -10.33%
Federated High Income Bond Fund II....................................    -9.61%
Wanger International Small Cap........................................   -28.41%
Wanger U.S. Small Cap.................................................    -8.75%
Montgomery Emerging Markets Fund......................................   -29.01%
Montgomery Growth Fund................................................    -9.65%
Stein Roe Small Company Growth Fund - Class A.........................    -6.01%
Strong International Stock Fund II....................................   -39.91%
Credit Suisse Warburg Pincus - International Equity Portfolio.........   -26.37%
Credit Suisse Warburg Pincus - Small Company Growth Portfolio.........   -18.64%
Dreyfus Small Cap Value Portfolio.....................................    10.31%
Endeavor Enhanced Index Portfolio.....................................   -11.50%
Strong Multi Cap Value Fund II........................................     7.13%
T. Rowe Price International Stock Portfolio...........................   -18.79%
Alger Aggressive Growth...............................................   -31.77%
J.P. Morgan Real Estate Securities....................................    28.78%
Janus Global..........................................................   -18.08%
Janus Growth..........................................................   -29.40%
LKCM Strategic Total Return...........................................    -4.38%

NON-STANDARDIZED ONE YEAR RETURN

AUSA Life may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of Portfolio inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the historical performance of the Portfolios as if the Contract were in existence before its inception date (which it was not). After the Contract's inception date, the figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported by AUSA Life.

                       NON-STANDARDIZED ONE YEAR RETURN

                                                              2000     1999     1998     1997    1996    1995
                                                              ----     ----     ----     ----    ----    ----
DFA - VA Small Value Portfolio............................    9.27%    9.14%   -7.21%   29.60%  21.26%    N/A
DFA - VA Large Value Portfolio............................    8.23%    4.09%   10.04%   28.39%  17.72%    N/A
DFA - VA International Value Portfolio....................   -1.86%   21.23%   11.01%   -2.86%   6.41%    N/A
DFA - VA International Small Portfolio....................   -4.28%   17.76%    7.07%  -25.56%  -0.39%    N/A
DFA VA Short-Term Fixed Portfolio.........................    5.97%    3.60%    4.80%    5.00%   4.51%    N/A
DFA - VA Global Bond Portfolio............................    5.64%    3.36%    7.54%    7.09%   8.27%    N/A
Federated Prime Money Fund II.............................    5.28%    3.97%    4.13%    4.26%   4.08%   4.46%
Federated American Leaders Fund II........................    1.72%    5.98%   16.86%   31.48%  20.78%  34.02%
Federated Fund for U.S. Gov't Securities II...............   10.26%   -1.24%    6.96%    7.88%   3.52%   7.53%
Federated Utility Fund II.................................  -10.33%    1.04%   13.21%   25.81%  10.84%  23.88%
Federated High Income Bond Fund II........................   -9.61%    1.64%    2.03%   13.09%  13.57%  17.95%
Wanger International Small Cap............................  -28.41%  124.96%   15.58%   -2.10%  31.15%    N/A
Wanger U.S. Small Cap.....................................   -8.75%   24.26%    7.98%   28.57%  45.63%    N/A
Montgomery Emerging Markets Fund..........................  -29.01%   63.75%  -37.93%   -1.22%    N/A     N/A
Montgomery Growth Fund....................................   -9.65%   20.01%    2.26%   27.74%    N/A     N/A
Stein Roe Small Company Growth Fund - Class A.............   -6.01%   47.14%  -17.84%     N/A     N/A     N/A
Strong International Stock Fund II........................  -39.91%   85.99%   -5.39%  -14.08%   9.67%    N/A
Credit Suisse Warburg Pincus - Int'l Equity Portfolio.....  -26.37%   52.44%    4.67%   -2.89%   9.32%    N/A
Credit Suisse Warburg Pincus - Small Co Growth Portfolio..  -18.64%   67.99%   -3.48%   14.89%  13.18%    N/A
Dreyfus Small Cap Value Portfolio.........................   10.31%   28.55%   -2.81%   24.76%  24.83%  13.32%
Endeavor Enhanced Index Portfolio.........................  -11.50%   17.40%   30.54%     N/A     N/A     N/A
Strong Multi Cap Value Fund II............................    7.13%   -3.49%    1.50%     N/A     N/A     N/A
T. Rowe Price International Stock Portfolio...............  -18.79%   31.50%   14.69%    1.95%  14.49%   9.66%
Alger Aggressive Growth...................................  -31.77%   67.94%   47.75%   23.12%   9.73%  37.15%
J.P. Morgan Real Estate Securities........................   28.78%    4.44%     N/A      N/A     N/A     N/A
Janus Global..............................................  -18.08%   70.01%   29.19%   17.99%  26.92%  22.28%
Janus Growth..............................................  -29.40%   58.65%   63.45%   16.79%  17.21%  46.20%
LKCM Strategic Total Return...............................   -4.38%   11.35%    8.91%   20.99%  14.26%  23.86%

NON-STANDARDIZED ADJUSTED HISTORICAL CUMULATIVE RETURN AND NON-STANDARDIZED ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURN

AUSA Life may show Non-Standardized Adjusted Historical Cumulative Return and Non-Standardized Adjusted Historical Average Annual Total Return, calculated on the basis of the historical performance of the Portfolios (calculated beginning from the end of the year of inception for each Portfolio) and may assume the Contract was in existence prior to its inception date (which it was not). After the Contract's inception date, the calculations will reflect actual Accumulation Unit Values. These returns are based on specified premium patterns which produce the resulting Accumulated Values. They reflect a deduction for the Separate Account expenses and Portfolio expenses. However, they do not include the Annual Contract Fee, any sales loads or Premium Taxes (if any), which, if included, would reduce the percentages reported.

The Non-Standardized Adjusted Historical Cumulative Return for a Subaccount is the effective annual rate of return that would have produced the ending Accumulated Value of the stated one-year period.

The Non-Standardized Adjusted Historical Average Annual Total Return for a Subaccount is the effective annual compounded rate of return that would have produced the ending Accumulated Value over the stated period had the performance remained constant throughout.

     ADJUSTED HISTORICAL CUMULATIVE RETURNS FOR PERIODS ENDING 12/31/2000
                      (BASED ON SINGLE INITIAL PURCHASE)


                                                                              Total
                                                                              Since Portfolio
                                                            1 Year   3 Year   Inception Year-End
                                                            -------  -------  -------------------
DFA - VA Small Value Portfolio............................    9.27%    3.43%               70.90%
DFA - VA Large Value Portfolio............................    8.23%    7.42%              125.20%
DFA - VA International Value Portfolio....................   -1.86%    9.72%               43.86%
DFA - VA International Small Portfolio....................   -4.28%    5.61%               -9.86%
DFA - VA Short-Term Fixed Portfolio.......................    5.97%    4.78%               27.70%
DFA - VA Global Bond Portfolio............................    5.64%    5.50%               53.65%
Federated Prime Money Fund II.............................    5.28%    4.45%               29.64%
Federated American Leaders Fund II........................    1.72%    8.00%              164.73%
Federated Fund for U.S. Government't Securities II........   10.26%    5.21%               42.68%
Federated Utility Fund II.................................  -10.33%    0.85%               70.27%
Federated High Income Bond Fund II........................   -9.61%   -2.13%               36.15%
Wanger International Small Cap............................  -28.41%   23.01%              225.75%
Wanger U.S. Small Cap.....................................   -8.75%    6.98%              165.48%
Montgomery Emerging Markets Fund..........................  -29.01%  -10.31%              -25.10%
Montgomery Growth Fund....................................   -9.65%    3.50%               79.32%
Strong International Stock Fund II........................  -39.91%    1.87%                2.10%
Credit Suisse Warburg Pincus - Int'l Equity Portfolio.....  -26.37%    5.51%               33.42%
Credit Suisse Warburg Pincus - Small Co Growth Portfolio..  -18.64%    9.67%              113.91%
Dreyfus Small Cap Value Portfolio.........................   10.31%   11.28%              164.20%
Endeavor Enhanced Index Portfolio.........................  -11.50%   10.69%               65.98%
Strong Multi Cap Value Portfolio..........................    7.13%    1.62%                5.66%
T. Rowe Price International Stock Portfolio...............  -18.79%    7.00%               73.43%
Alger Aggressive Growth...................................  -31.77%   19.18%              208.05%
J.P. Morgan Real Estate Securities........................   28.78%     N/A                 4.28%
Janus Global..............................................  -18.08%   21.63%              347.32%
Janus Growth..............................................  -29.40%   22.33%              960.58%
LKCM Strategic Total Return...............................   -4.38%    5.06%              121.49%

ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDING 12/31/2000
                      (BASED ON SINGLE INITIAL PURCHASE)


                                                                                     Total
                                                                                Since Portfolio
                                                            1 Year   3 Year   Inception Year-End
                                                            -------  -------  -------------------

DFA - VA Small Value Portfolio............................    9.27%    3.43%               10.72%
DFA - VA Large Value Portfolio............................    8.23%    7.42%               14.56%
DFA - VA International Value Portfolio....................   -1.86%    9.72%                7.16%
DFA - VA International Small Portfolio....................   -4.28%    5.61%               -1.96%
DFA - VA Short-Term Fixed Portfolio.......................    5.97%    4.78%                4.76%
DFA - VA Global Bond Portfolio............................    5.64%    5.50%                7.46%
Federated Prime Money Fund II.............................    5.28%    4.45%                4.33%
Federated American Leaders Fund II........................    1.72%    8.00%               15.17%
Federated Fund for U.S. Gov't Securities Portfolio........   10.26%    5.21%                5.39%
Federated Utility Fund II.................................  -10.33%    0.85%                8.03%
Federated High Income Bond Fund II........................   -9.61%   -2.13%                4.61%
Wanger International Small Cap............................  -28.41%   23.01%               23.16%

Wanger U.S. Small Cap.....................................   -8.75%    6.98%               18.80%
Montgomery Emerging Markets Fund..........................  -29.01%  -10.31%               -5.71%
Montgomery Growth Fund....................................   -9.65%    3.50%               12.67%
Strong International Stock Fund II........................  -39.91%    1.87%                0.40%
Credit Suisse Warburg Pincus - Int'l Equity Portfolio.....  -26.37%    5.51%                5.37%
Credit Suisse Warburg Pincus - Small Co Growth Portfolio..  -18.64%    9.67%               14.80%
Dreyfus Small Cap Value Portfolio.........................   10.31%   11.28%               13.51%
Endeavor Enhanced Index Portfolio.........................  -11.50%   10.69%               14.80%
Strong Multi Cap Value Fund II............................    7.13%    1.62%                1.72%
T. Rowe Price International Stock Portfolio...............  -18.79%    7.00%                5.82%
Alger Aggressive Growth...................................  -31.77%   19.18%               17.88%
J.P. Morgan Real Estate Securities........................   28.78%     N/A                 1.58%
Janus Global..............................................  -18.08%   21.63%               20.36%
Janus Growth..............................................  -29.40%   22.33%               18.01%
LKCM Strategic Total Return...............................   -4.38%    5.06%               10.67%

Note: Advertisements and other sales literature for the Portfolios may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the Portfolios based on monthly reinvestment of dividends over a specific period of time.





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                                      21

Individualizeed Computer Generated Illustations

AUSA Life may from time to time use computer-based software available through Morningstar, CDA/Wiesnberger and/or other firms to provide registered representatives and existing and/or potential owners of Contracts with individualized hypothetical performance illustrations for some or all of the Portfolios. Such illustrations may include, without limitation, graphs, bar charts and other types of formats presenting the following information: (i) the historical results of a hypothetical investment in a single Portfolio; (ii) the historical fluctuation of the value of a single Portfolio (actual and hypothetical); (iii) the historical results of a hypothetical investment in more than one Portfolio; (iv) the historical performance of two or more market indices in relation to one another and/or one or more Portfolios; (v) the historical performance of two or more market indices in comparison to a single Portfolio or a group of Portfolios; (vi) a market risk/reward scatter chart showing the historical risk/reward relationship of one or more mutual funds or Portfolios to one or more indices and a broad category of similar anonymous variable annuity subaccounts; and (vii) Portfolio data sheets showing various information about one or more Portfolios (such as information concerning total return for various periods, fees and expenses, standard deviation, alpha and beta, investment objective, inception date and net assets).

                            PERFORMANCE COMPARISONS

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given period, and should not be considered as a representation of what may be achieved in the future.

Reports and marketing materials may, from time to time, include information concerning the rating of AUSA Life Insurance Company, Inc. as determined by one or more of the ratings services listed below, or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other person who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

Each Subaccount's performance depends on, among other things, the performance of the underlying Portfolio which, in turn, depends upon such variables as:

     .    quality of underlying investments;

     .    average maturity of underlying investments;

     .    type of instruments in which the Portfolio is invested;

     .    changes in interest rates and market value of underlying investments;

     .    changes in Portfolio expenses; and

     .    the relative amount of the Portfolio's cash flow.

From time to time, we may advertise the performance of the Subaccounts and the underlying Portfolios as compared to similar funds or portfolios using certain indexes, reporting services and financial publications, and we may advertise rankings or ratings issued by certain services and/or other institutions. These may include, but are not limited to, the following:

     . Dow Jones Industrial Average ("DJIA"), an unmanaged index representing share prices of major industrial corporations, public utilities, and transportation companies. Produced by the Dow Jones & Company, it is cited as a principal indicator of market conditions.

     . Standard & Poor's Daily Stock Price Index of 500 Common Stocks, a composite index of common stocks in industrial, transportation, and financial and public utility companies, which can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated into the Standard & Poor's figures.

     . Lipper Analytical Services, Inc., a reporting service that ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all income dividends and capital gains distributions, if any. From time to time, we may quote the Portfolios' Lipper rankings in various fund categories in advertising and sales literature.

     . Bank Rate Monitor National Index, Miami Beach, Florida, a financial reporting service which publishes weekly average rates of 50 leading bank and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution, and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

     . Shearson Lehman Government/Corporate (Total) Index, an index comprised of approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Shearson Lehman, Inc., the index calculates total returns for one month, three month, twelve month, and ten year periods and year-to-date.

     . Shearson Lehman Government/Corporate (Long-Term) Index, an index composed of the same types of issues as defined above. However, the average maturity of the bonds included in this index approximates 22 years.

     . Shearson Lehman Government Index, an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

     . Morningstar, Inc., an independent rating service that publishes the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

     . Money, a monthly magazine that regularly ranks money market funds in various categories based on the latest available seven-day compound (effective) yield. From time to time, the Fund will quote its Money ranking in advertising and sales literature.

     . Standard & Poor's Utility Index, an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date, and for a twelve month period.

     . Dow Jones Utility Index, an unmanaged index comprised of fifteen utility stocks that tracks changes in price daily and over a six month period. The index also provides the highs and lows for each of the past five years.

     .    The Consumer Price Index, a measure for determining inflation.

Investors may use such indexes (or reporting services) in addition to the Funds' Prospectuses to obtain a more complete view of each Portfolio's performance before investing. Of course, when comparing each Portfolio's performance to any index, conditions such as composition of the index and prevailing market conditions should be considered in assessing the significance of such companies. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

When comparing funds using reporting services, or total return and yield, or effective yield, investors should take into consideration any relevant differences in funds such as permitted portfolio compositions and methods used to value portfolio securities and compute offering price.

                         SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by AUSA Life. The assets are kept physically segregated and held separate and apart from AUSA Life's General Account assets. The General Account contains all of the assets of AUSA Life. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts and the General Account.

              CONFLICTS OF INTEREST WITH OTHER SEPARATE ACCOUNTS

The Portfolios may be made available to registered separate accounts offering variable annuity and variable life products of AUSA Life or other insurance companies. Although AUSA Life believes it is unlikely, a material conflict could arise between the interests of the Separate Account and one or more of the other participating separate accounts. In the event a material conflict does exist, the affected insurance companies agree to take any necessary steps, including removing their separate accounts from the Fund if required by law, to resolve the matter. See the Fund's prospectus for more information.

                                   AUSA LIFE

On October 1, 1998, First Providian Life & Health Insurance Company ("First Providian") merged with and into the Company. First Providian was a stock life insurance company incorporated under the laws of the State of New York on March 23, 1970. Upon the merger, First Providian's existence ceased and the Company became the surviving company under the name AUSA Life Insurance Company, Inc.
As a result of the merger, the Separate Account became a separate account of the Company. All of the Contracts issued by First Providian before the merger were, at the time of the merger, assumed by the Company. The merger did not affect any provisions of, or rights or obligations under, those Contracts. In approving the merger on May 26, 1998, and May 29, 1998, respectively, the boards of directors of the Company and First Providian determined that the merger of two financially strong stock life insurance companies would result in an overall enhanced capital position and reduced expenses, which, together, would be in the long-term interests of the Contract Owners. On May 26, 1998, 100% of the stockholders of the Company voted to approve the merger, and on May 29, 1998, 100% of the stockholders of First Providian voted to approve the merger. In addition, the New York Insurance Department has approved the merger.

The Company is a direct subsidiary of First AUSA Life Insurance Company and Veterans Life Insurance Company, which, respectively, have 82.33% and 17.67% interests in the Company. Veterans Life Insurance Company is a wholly owned subsidiary of Peoples Benefit Life Insurance Company ("Peoples Benefit"), which in turn is a direct subsidiary of Monumental Life Insurance Company, Capital Liberty, L.P., and Commonwealth General Corporation, which, respectively, have 76.3%, 20%, and 3.7% interests in Peoples Benefit. Monumental Life Insurance Company is a direct subsidiary of Capital General Development Corporation and First AUSA Life Insurance Company, which, respectively, have 73.23% and 26.77% interests in Monumental Life Insurance Company. Monumental Life Insurance Company and Commonwealth General Corporation have, respectively, 99% and 1% interests in Capital Liberty, L.P. Commonwealth General Corporation is a wholly owned subsidiary of Transamerica Holding Company. Capital General Development Corporation is a wholly owned subsidiary of Commonwealth General Corporation. First AUSA Life Insurance Company is a wholly owned subsidiary of Transamerica Holding Company. Transamerica Holding Company is a wholly owned subsidiary of AEGON USA, Inc.


The Company is a wholly-owned indirect subsidiary of AEGON USA, Inc., which in turn is wholly owned by AEGON U.S. Holding Corporation. A Delaware trust called "The AEGON Trust" exists between AEGON U.S. Holding Corporation and AEGON International N.V., which wholly-owns AEGON U.S. Holding Corporation. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has an approximately 53% interest in AEGON N.V.

                                     TAXES

AUSA Life is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Separate Account is not a separate entity from AUSA Life and its operations form a part of AUSA Life, the Separate Account will not be taxed separately as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the Accumulated Value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to AUSA Life. AUSA Life reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

Under present laws, AUSA Life will not incur New York state or local taxes. If there is a change in state or local tax laws, AUSA Life may make charges for such taxes. AUSA Life does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Contracts. Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attributable to the Separate Account.

AUSA Life will periodically review the question of a charge to the Separate Account for corporate federal income taxes related to the Separate Account.
Such a charge may be made in future years for any federal income taxes AUSA Life incurs. This might become necessary if AUSA Life ultimately determines that its tax treatment is not what it currently believes it to be, if there are changes in the federal income tax treatment of annuities at the corporate level, or if there is a change in AUSA Life's tax status. If AUSA Life should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                         STATE REGULATION OF AUSA LIFE

AUSA Life is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of AUSA Life for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine AUSA Life's contract liabilities and reserves so that the Department may determine if the items are correct. AUSA Life's books and accounts are subject to review by the Department of Insurance at all times. In addition, AUSA Life is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                              RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by AUSA Life. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, AUSA Life will mail to all Contract Owners at their last known address of record, at least semi-annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Contract Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE CONTRACTS

AFSG Securities Corporation ("AFSG"), formerly Providian Securities Corporation, the principal underwriter of the Contract, is ultimately a wholly-owned subsidiary of AEGON N.V. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contract is offered to the public through brokers licensed under the federal securities laws and New York State insurance laws that have entered into agreements with AFSG. The offering of the Contract is continuous and AFSG does not anticipate discontinuing the offering of the Contract. However, AFSG does reserve the right to discontinue the offering of the Contract.

                                 LEGAL MATTERS


The law firm of Morgan, Lewis & Bockius LLP, of Washington, D.C., has provided legal advice concerning the issue and sale of the Contract under the applicable federal securities laws. On behalf of AUSA Life, Brenda D. Sneed, Esquire, has passed upon all matters of New York law pertaining to the validity of the Contract and AUSA Life's right to issue the Contract.

                               OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contract discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contract and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

The audited financial statements of certain subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners as of December 31, 2000, and for each of the two years in the period then ended, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

The audited statutory-basis financial statements and schedules of AUSA Life as of December 31, 2000, and 1999, and for each of the three years in the period ended December 31, 2000, including the Reports of Independent Auditors thereon, are included in this Statement of Additional Information. They should be distinguished from the financial statements of the subaccounts of the Separate Account which are available for investment by Advisor's Edge Contract Owners and should be considered only as bearing on the ability of AUSA Life to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                     Financial Statements - Statutory Basis

                       AUSA Life Insurance Company, Inc.

                  Years ended December 31, 2000, 1999 and 1998
                      with Report of Independent Auditors

                       AUSA Life Insurance Company, Inc.

                     Financial Statements - Statutory Basis


                  Years ended December 31, 2000, 1999 and 1998



                                    Contents
Report of Independent Auditors......................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis....................................   3
Statements of Operations - Statutory Basis..........................   5
Statements of Changes in Capital and Surplus - Statutory Basis......   6
Statements of Cash Flow - Statutory Basis...........................   7
Notes to Financial Statements - Statutory Basis.....................   8

Statutory-Basis Financial Statement Schedules

Summary of Investments - Other Than Investments in Related Parties..  30
Supplementary Insurance Information.................................  31
Reinsurance.........................................................  33

                         Report of Independent Auditors



The Board of Directors
AUSA Life Insurance Company, Inc.


We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. (an indirect wholly-owned subsidiary of AEGON N.V.) as of December 31, 2000 and 1999, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2000. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                        /s/ Ernst & Young LLP

Des Moines, Iowa
February 15, 2001

                       AUSA Life Insurance Company, Inc.

                        Balance Sheets - Statutory Basis
                 (Dollars in thousands, except per share data)




                                                                       December 31
                                                                  2000            1999
                                                             ----------------------------
Admitted assets
Cash and invested assets:
 Bonds                                                        $ 3,965,483     $ 3,864,509
 Stocks:
  Preferred                                                         6,789           6,789
  Common, at market (cost: $128,329 in 2000 and
  $14 in 1999)                                                    129,090               2
 Mortgage loans on real estate                                    431,456         449,603
 Real estate acquired in satisfaction of debt, at cost
  less accumulated depreciation ($1,239 in 1999)                        -          16,865

 Policy loans                                                       3,205           3,276
 Cash and short-term investments                                   43,219          81,390
 Other invested assets                                              9,805          62,759
 Short-term notes receivable from affiliates                      134,200         136,300
                                                             ----------------------------
Total cash and invested assets                                  4,723,247       4,621,493

Receivable from affiliates                                          4,782          17,851
Premiums deferred and uncollected                                   6,439           6,572
Accrued investment income                                          62,225          58,103
Federal income taxes recoverable                                    3,383               -
Other assets                                                        2,909          14,901
Separate account assets                                         6,875,525       6,881,195
                                                             ----------------------------
Total admitted assets                                         $11,678,510     $11,600,115
                                                             ============================

                                                                    December 31
                                                                  2000            1999
                                                              ---------------------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $   160,396     $   138,147
  Annuity                                                         686,560         796,401
  Accident and health                                              16,475          16,432
 Policy and contract claim reserves:
  Life                                                              3,227           5,004
  Accident and health                                               8,122           8,190
 Other policyholders' funds                                     3,276,386       3,145,632
 Remittances and items not allocated                               72,542          44,643
 Asset valuation reserve                                           90,589          82,997
 Interest maintenance reserve                                      10,788          27,244
 Deferred interest on assets purchased                                642             733
 Payable under assumption reinsurance agreement                    27,735          39,118
 Other liabilities                                                 10,816          23,566
 Federal income taxes payable                                           -           4,507
 Separate account liabilities                                   6,863,726       6,874,006
                                                              ---------------------------
 Total liabilities                                              11,228,004      11,206,620

Capital and surplus:
 Common stock, $125 par value, 20,000 shares authorized,
  issued and outstanding                                            2,500           2,500

 Paid-in surplus                                                  319,180         319,180
 Special surplus funds                                              2,169           2,017
 Unassigned surplus                                               126,657          69,798
                                                              ---------------------------
Total capital and surplus                                         450,506         393,495
                                                              ---------------------------
Total liabilities and capital and surplus                     $11,678,510     $11,600,115
                                                              ===========================



See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                   Statements of Operations - Statutory Basis
                             (Dollars in thousands)

                                                                 Year ended December 31
                                                            2000              1999              1998
                                                       ----------------------------------------------
Revenue:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                 $   43,850        $   48,276        $   22,664
  Annuity                                               1,529,202         1,475,991         1,132,120
  Accident and health                                      30,541            29,748            32,869
 Net investment income                                    330,718           325,049           345,660
 Amortization of interest maintenance reserve                 544             4,078             6,116
 Commissions and expense allowances on
  reinsurance ceded                                           453               424               302

 Separate account fee income                               58,734            51,872            43,525
 Other income                                               1,755             5,531                 -
                                                       ----------------------------------------------

                                                        1,995,797         1,940,969         1,583,256
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                    32,059            32,871            32,464
  Surrender benefits                                    1,631,618         1,937,450         1,117,653
  Other benefits                                           25,993            21,747            20,886
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                    22,249            29,016             5,762
   Annuity                                               (109,841)          (71,893)          (42,781)
   Accident and health                                         43                16              (131)
   Other                                                    2,362               778               (67)
  Increase (decrease) in liability for premium
   and other deposit type funds                           128,146          (122,644)           85,461
                                                       -----------------------------------------------
                                                        1,732,629         1,827,341         1,219,247
 Insurance expenses:
  Commissions                                              48,590            50,265            69,009
  General insurance expenses                               58,850            58,034            95,169
  Taxes, licenses and fees                                  1,771             1,836             1,466
  Net transfers to (from) separate accounts                69,726           (79,470)          174,435
  Other                                                       (44)              (16)              978
                                                       ----------------------------------------------
                                                          178,893            30,649           341,057
                                                -----------------------------------------------------
                                                        1,911,522         1,857,990         1,560,304
                                                -----------------------------------------------------
 Gain from operations before federal income tax
   expense and net realized capital gains on
   investments                                             84,275            82,979            22,952

Federal income tax expense                                 20,713             7,976             4,021
                                                -----------------------------------------------------

Gain from operations before net realized
 capital gains on investments                              63,562            75,003            18,931

Net realized capital gains on investments (net
 of related federal income taxes and amounts
 transferred to interest maintenance reserve)               1,023            11,471             3,770
                                                -----------------------------------------------------
Net income                                             $   64,585        $   86,474        $   22,701
                                                =====================================================

See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                      Statements of Changes in Capital and
                           Surplus - Statutory Basis
                             (Dollars in thousands)



                                                                             Special       Unassigned           Total
                                                    Common     Paid-in       Surplus        Surplus          Capital and
                                                    Stock      Surplus        Funds        (Deficit)           Surplus
                                                   ---------------------------------------------------------------------
Balance at January 1, 1998                         $2,500      $319,180       $1,607        $(22,979)         $300,308
 Net income                                             -             -          220          22,481            22,701
 Change in net unrealized capital gains
  (losses)                                              -             -            -           4,439             4,439
 Change in non-admitted assets                          -             -            -            (291)             (291)
 Change in liability for reinsurance in
  unauthorized companies                                -             -            -              18                18
 Change in asset valuation reserve                      -             -            -         (16,753)          (16,753)
 Net change in separate account surplus                 -             -            -             824               824
 Dividend to stockholder                                -             -            -          (8,000)           (8,000)
                                                   ---------------------------------------------------------------------
Balance at December 31, 1998                        2,500       319,180        1,827         (20,261)          303,246
 Net income                                             -             -          190          86,284            86,474
 Change in net unrealized capital gains
  (losses)                                              -             -            -          (2,666)           (2,666)
 Change in non-admitted assets                          -             -            -           8,957             8,957
 Change in liability for reinsurance in
  unauthorized companies                                -             -            -            (394)             (394)
 Change in asset valuation reserve                      -             -            -           1,080             1,080
 Net change in separate account surplus                 -             -            -          (3,202)           (3,202)
                                                   ---------------------------------------------------------------------
Balance at December 31, 1999                        2,500       319,180        2,017          69,798           393,495
 Net income                                             -             -          152          64,433            64,585
 Change in net unrealized capital gains
  (losses)                                              -             -            -            (540)             (540)
 Change in non-admitted assets                          -             -            -             683               683
 Change in liability for reinsurance in
  unauthorized companies                                -             -            -             383               383
 Change in asset valuation reserve                      -             -            -          (7,592)           (7,592)
 Net change in separate account surplus                 -             -            -            (508)             (508)
Balance at December 31, 2000                       $2,500      $319,180       $2,169        $126,657          $450,506
                                                   ===================================================================



See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                   Statements of Cash Flow - Statutory Basis
                             (Dollars in thousands)



                                                                               Year ended December 31
                                                                        2000               1999               1998
                                                                   --------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance               $ 1,605,067        $ 1,569,443        $ 1,191,035
Net investment income                                                   318,749            343,327            353,054
Life and accident and health claims                                     (33,955)           (34,919)           (33,979)
Surrender benefits and other fund withdrawals                        (1,631,618)        (1,937,450)        (1,117,653)
Other benefits to policyholders                                         (25,942)           (21,733)           (20,876)
Commissions, other expenses and other taxes                            (125,571)          (125,507)          (169,784)
Net transfers (to) from separate account                                (13,323)           131,083           (130,976)
Federal income taxes paid                                               (28,602)            (2,942)            (5,558)
Other, net                                                               79,621            (26,319)            (3,806)
                                                                   --------------------------------------------------
Net cash provided by (used in) operating activities                     144,426           (105,017)            61,457

Investing activities
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks                                           1,602,375          1,843,152          1,381,784
 Common stocks                                                                -             55,050                164
 Mortgage loans on real estate                                           76,779            144,620            138,723
 Real estate                                                             19,110             46,449             22,067
 Other                                                                   31,740              3,847                (21)
                                                                   --------------------------------------------------
                                                                      1,730,004          2,093,118          1,542,717
Cost of investments acquired:
 Bonds and preferred stocks                                          (1,729,272)        (1,588,268)        (1,554,838)
 Common stocks                                                         (128,316)           (55,050)                 -
 Mortgage loans on real estate                                          (56,253)          (178,473)           (51,862)
 Real estate                                                               (703)           (27,721)              (561)
 Policy loans                                                                71                (95)              (135)
 Other                                                                     (228)             7,731              5,756
                                                                   --------------------------------------------------
                                                                     (1,914,701)        (1,841,876)        (1,601,640)
                                                                   --------------------------------------------------
Net cash provided by (used in) investing activities                    (184,697)           251,242            (58,923)

Financing activities
Receipt (issuance) of intercompany notes, net                             2,100           (125,900)            (1,600)
Dividends to stockholders                                                     -                  -             (8,000)
Net cash provided by (used in) financing activities                       2,100           (125,900)            (9,600)
                                                                   --------------------------------------------------
Increase (decrease) in cash and short-term investments                  (38,171)            20,325             (7,066)

Cash and short-term investments at beginning of year                     81,390             61,065             68,131
                                                                   --------------------------------------------------
Cash and short-term investments at end of year                      $    43,219        $    81,390        $    61,065
                                                                   ==================================================



See accompanying notes.

                       AUSA Life Insurance Company, Inc.

                Notes to Financial Statements - Statutory Basis
                             (Dollars in thousands)

                               December 31, 2000



1. Organization and Summary of Significant Accounting Policies

Organization

AUSA Life Insurance Company, Inc. ("the Company") is a stock life insurance company and is 82 percent owned by First AUSA Life Insurance Company ("First AUSA"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), and 18 percent owned by Veterans Life Insurance Company, an indirect wholly-owned subsidiary of AEGON. AEGON is a wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation ("Dreyfus"), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York ("MONY") to transfer certain group pension business of MONY to the Company.

On October 1, 1998, the Company completed a merger with First Providian Life and Health Insurance Company ("FPLH"), an indirect wholly-owned subsidiary of Commonwealth General Corporation which, in turn, is an indirect wholly-owned subsidiary of AEGON, whereby FPLH was merged directly into the Company. This merger was accounted for as a statutory merger, which is similar to the pooling of interests method of accounting and, accordingly, the historical book values carried over from the separate companies to the Company.

Nature of Business

The Company primarily sells fixed and variable annuities and group life coverages. The Company is licensed in 50 states and the District of Columbia. Sales of the Company's products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract reserves, guarantee fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Department of Insurance of the State of New York ("Insurance Department"), which practices differ in some respects from accounting principles generally accepted in the United States. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies or over the expected gross profit stream; (c) certain separate accounts provide policyholders with a guaranteed return; these separate accounts are included in the general account assets and liabilities for GAAP purposes due to the nature of the guaranteed return, (d) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (e) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (f) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (g) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (h) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (i) declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (j) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (k) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed;
(l) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employees provide service; (m) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; and (n) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations. The effects of these variances have not been determined by the Company, but are presumed to be material.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

The National Association of Insurance Commissioners ("NAIC") has revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual is effective January 1, 2001. The State of New York has adopted the provisions of the revised manual with certain exceptions where there is a conflict with New York Insurance Law. The revised manual has changed, to some extent, prescribed statutory accounting practices and will result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. The cumulative effect of changes in accounting principles adopted to conform to the revised Accounting Practices and Procedures Manual, will be reported as an adjustment to surplus as of January 1, 2001. Management believes the effect of these changes will not result in a significant reduction in the Company's statutory-basis capital and surplus as of adoption.

Cash and Short-Term Investments

For purposes of the statements of cash flow, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be short-term investments.

Investments

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortized costs for bonds and mortgage loans on real estate that were acquired through the reinsurance agreement described earlier were initially recorded at market value, consistent with the aforementioned agreement and as prescribed by the Department of Insurance of the State of New York. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by New York Insurance Laws.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. During 2000, 1999 and 1998, the Company excluded investment income due and accrued of $718, $261 and $216, respectively, with respect to such practices.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 4) are returned to MONY at the time of realization pursuant to the agreement.

Recognition of Premium Revenues and Costs

Premiums are recognized as revenues over the premium-paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

Aggregate Policy Reserves

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.75 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

Separate Accounts

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



1. Organization and Summary of Significant Accounting Policies (continued)

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost. The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

Stock Option Plan

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to surplus.

Managing General agents

For the year ended December 31, 2000, the Company had $44,100 of direct premiums written by managing general agents.

Reclassifications

Certain reclassifications have been made to the 1999 and 1998 financial statements to conform to the 2000 presentation.


2. Fair Values of Financial Instruments

Statement of Financial Accounting Standards (SFAS) No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures About Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosures about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. SFAS No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

 Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

 Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

 Interest rate swaps: Estimated fair value of interest rate swaps are based upon the pricing differential for similar swap agreements.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



2. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of SFAS No. 107 and No. 119:

                                                                      December 31
                                                    2000                                  1999
                                      ----------------------------------    ----------------------------------
                                        Carrying Amount    Fair Value          Carrying Amount   Fair Value
                                      ----------------------------------    ----------------------------------
 Admitted assets
 Cash and short-term investments             $   43,219       $   43,219           $   81,390       $   81,390
 Bonds                                        3,965,483        3,964,478            3,864,509        3,767,465
 Preferred stock                                  6,789            6,392                6,789            6,579
 Common stock                                   129,090          129,090                    2                2
 Mortgage loans on real estate                  431,456          445,913              449,603          439,799
 Other invested assets - interest
  rate swap                                          60            4,542                    -             (174)

 Policy loans                                     3,205            3,205                3,276            3,276
 Short-term notes receivable from
  affiliates                                    134,200          134,200              136,300          136,300

 Separate account assets                      6,875,525        6,879,791            6,881,195        6,866,675

 Liabilities
 Investment contract liabilities              3,961,798        3,879,546            3,940,657        3,841,080
 Separate account annuities                   6,809,171        6,787,863            6,798,987        6,753,227


3. Investments

The carrying amounts and estimated fair values of investments in debt securities were as follows:

                                                                   Gross           Gross          Estimated
                                                   Carrying       Unrealized      Unrealized         Fair
                                                    Amount          Gains           Losses           Value
                                                   ----------------------------------------------------------
December 31, 2000
Bonds:
  United States Government and agencies            $   53,976         $ 1,366         $   274      $   55,068
  State, municipal and other government                98,723           2,014             937          99,800
  Public utilities                                    372,580           7,667           5,711         374,536
  Industrial and miscellaneous                      2,121,814          33,703          50,617       2,104,900
  Mortgage-backed and asset-backed securities       1,318,390          25,584          13,800       1,330,174
                                                   ----------------------------------------------------------
                                                    3,965,483          70,334          71,339       3,964,478
 Preferred stocks                                       6,789               -             397           6,392
                                                   ----------------------------------------------------------
                                                   $3,972,272         $70,334         $71,736      $3,970,870
                                                   ==========================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

                                                                   Gross           Gross         Estimated
                                                  Carrying       Unrealized      Unrealized        Fair
                                                   Amount          Gains           Losses          Value
                                                  -----------------------------------------------------------
December 31, 1999
Bonds:
  United States Government and agencies            $   59,439         $    85        $  2,589      $   56,935
  State, municipal and other government                74,897             454           1,410          73,941
  Public utilities                                    281,024             693           9,538         272,179
  Industrial and miscellaneous                      2,190,297          10,886          69,634       2,131,549
  Mortgage-backed and asset-backed securities
                                                    1,258,852           4,816          30,807       1,232,861
                                                  -----------------------------------------------------------
                                                    3,864,509          16,934         113,978       3,767,465
 Preferred stocks                                       6,789               8             218           6,579
                                                  -----------------------------------------------------------
                                                   $3,871,298         $16,942        $114,196      $3,774,044
                                                  ===========================================================

The carrying amounts and estimated fair values of bonds at December 31, 2000, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Carrying       Estimated
                                                              Amount        Fair Value
                                                             ---------------------------
 Due in one year or less                                      $  283,533      $  283,802
 Due after one year through five years                         1,593,393       1,586,274
 Due after five years through ten years                          526,317         520,543
 Due after ten years                                             243,850         243,685
                                                             ---------------------------
                                                               2,647,093       2,634,304
 Mortgage-backed and asset-backed securities                   1,318,390       1,330,174
                                                             ---------------------------
                                                              $3,965,483      $3,964,478
                                                             ===========================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

A detail of net investment income is presented below:

                                                            Year ended December 31
                                                     2000            1999             1998
                                                  ------------------------------------------
 Interest on bonds and notes                       $291,370        $290,534         $290,967
 Mortgage loans                                      35,501          34,863           46,027
 Real estate                                            709           7,176           12,741
 Dividends on equity investments                          -               -              254
 Interest on policy loans                               189              49              317
 Derivative instruments                                 550          (2,600)          (3,265)
 Other investment income                             11,268           9,139            9,568
                                                  ------------------------------------------

 Gross investment income                            339,587         339,161          356,609

 Less investment expenses                             8,869          14,112           10,949
                                                  ------------------------------------------
 Net investment income                             $330,718        $325,049         $345,660
                                                  ==========================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                                          Year ended December 31
                                                     2000             1999             1998
                                                 --------------------------------------------

 Proceeds                                        $1,602,375       $1,843,152       $1,381,784
                                                 ============================================
 Gross realized gains                            $    6,526       $   11,207       $   19,871
 Gross realized losses                              (28,546)         (22,545)          (5,974)
                                                 --------------------------------------------
 Net realized gains (losses)                     $  (22,020)      $  (11,338)      $   13,897
                                                 ============================================

At December 31, 2000, investments with an aggregate carrying amount of $2,842 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                 Realized
                                                  --------------------------------------------
                                                          Year ended December 31
                                                     2000             1999              1998
                                                  --------------------------------------------
 Debt securities                                  $(22,020)        $(11,338)         $ 13,897
 Common stock                                            -                -                60
 Preferred stock                                         -                -               170
 Short-term investments                                  -              373               (41)
 Mortgage loans on real estate                         209            1,161               325
 Real estate                                         1,690            2,463             3,967
 Other invested assets                                 (81)           9,407             2,859
                                                  --------------------------------------------
                                                   (20,202)           2,066            21,237
 Federal income tax effect                           5,313            3,474                20
 Transfer (to) from interest maintenance
  reserve                                           15,912            5,931           (17,487)
                                                  --------------------------------------------
 Total realized gains                             $  1,023         $ 11,471          $  3,770
                                                  ============================================

                                                               Changes in Unrealized
                                                   ------------------------------------------
                                                             Year ended December 31
                                                    2000             1999             1998
                                                   ------------------------------------------
 Debt securities                                   $(1,302)         $(2,065)          $    -
 Common stock                                          773                -              (39)
 Mortgage loans                                        (11)            (560)               -
 Real estate                                             -                -            4,252
 Other invested assets                                   -                -              185
 Derivative instruments                                  -              (41)              41
                                                   ------------------------------------------
 Change in unrealized                              $  (540)         $(2,666)          $4,439
                                                   ==========================================

Gross unrealized gains (losses) in common stocks were as follows:

                                                                           Unrealized
                                                                   ------------------------
                                                                           December 31
                                                                      2000            1999
                                                                   ------------------------
 Unrealized gains                                                  $ 3,632           $   -
 Unrealized losses                                                  (2,871)            (12)
                                                                   ------------------------
 Net unrealized gains (losses)                                     $   761           $ (12)
                                                                   ========================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)

3. Investments (continued)

During 2000, the Company issued mortgage loans with interest rates ranging from 8% to 9.5%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 80%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2000, the Company had mortgage loans with a carrying value of $1,683 with interest more than one year overdue. Total interest overdue on the loans was $21.

During 2000, 1999 and 1998, there were $0, $17,959 and $2,796, respectively, in foreclosed mortgage loans that were transferred to real estate. At December 31, 2000 and 1999, the Company held a mortgage loan loss reserve in the asset valuation reserve of $34,607 and $36,273, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

              Geographic Distribution                             Property Type Distribution
--------------------------------------------------     ---------------------------------------------
                                   December 31                                       December 31
                                    2000       1999                                  2000       1999
                                    ---------------                                  ----------------
South Atlantic                       31%        26%      Office                        35%        37%
Pacific                              15         10       Retail                        21         23
E. North Central                     12         15       Industrial                    20         20
Mid-Atlantic                         12         13       Medical                       10          -
Mountain                             11         14       Agricultural                   8          8
W. South Central                     10         12       Apartment                      5          6
New England                           3          4       Other                          1          6
W. North Central                      3          4
E. South Central                      3          2

At December 31, 2000, the Company had no investments, excluding U. S. Government guaranteed or insured issues, which individually represented more than ten percent of capital and surplus and the asset valuation reserve.

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



3. Investments (continued)

the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 2000 and 1999, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                                       Notional Amount
                                                                   ----------------------
                                                                     2000          1999
                                                                   ----------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed - pay floating                                    $212,188      $103,700
   Receive floating- pay fixed                                       55,000        10,000


4. Reinsurance

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:

                                                    2000             1999             1998
                                                 --------------------------------------------
 Direct premiums                                 $1,601,477       $1,548,392       $1,183,777
 Reinsurance assumed                                  4,504            8,301            6,415
 Reinsurance ceded                                   (2,388)          (2,678)          (2,539)
                                                 --------------------------------------------
 Net premiums earned                             $1,603,593       $1,554,015       $1,187,653
                                                 ============================================

The Company received reinsurance recoveries in the amounts of $2,900, $2,983 and $2,493 during 2000, 1999 and 1998, respectively.

The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2000 and 1999 of $91,388 and $118,070, respectively.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



4. Reinsurance (continued)

On December 31, 1993, the Company and MONY entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY will receive payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments will be reduced for certain administrative expenses as defined in the agreement. The Company will recognize operating gains and losses on renewal premiums received after December 31, 1993 of the business in-force at December 31, 1993, and on all new business written after that date. At the end of nine years from the date of closing, the Company will purchase from MONY the remaining transferred business inforce based upon a formula described in the agreement. At December 31, 2000 and 1999, the Company owed MONY $27,735 and $39,118, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. The proceeds were used to enhance the surplus of the Company. Both the Series A and Series B notes bear a market rate of interest and mature nine years from the date of closing.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.


5. Income Taxes

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



5. Income Taxes (continued)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before federal income tax expense and net realized capital gains on investments for the following reasons:

                                                        2000            1999            1998
                                                      ---------------------------------------
 Computed tax at federal statutory rate (35%)         $29,496        $ 29,043         $ 8,033
 Tax reserve valuation                                   (189)           (794)           (758)
 Excess tax depreciation                                   25             (11)             35
 Deferred acquisition costs - tax basis                   554             864             355
 Prior year under (over) accrual                       (1,707)           (609)            217
 Dividend received deduction                           (3,294)         (3,152)         (2,313)
 Bond discount amortization                            (2,688)         (2,110)           (743)
 Net operating loss carryforward                            -         (11,389)              -
 Other, net                                            (1,484)         (3,866)           (805)
                                                      ---------------------------------------
 Federal income tax expense                           $20,713        $  7,976         $ 4,021
                                                      =======================================

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 4 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided for on the income tax return filed by the Company.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 2000). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company utilized a net operating loss carryforward of $32,539 in the 1999 consolidated tax return.

In 1998, the Company reached a final settlement with the Internal Revenue Service for years 1993 through 1995 resulting in no tax due or refunded. An examination of 1996 and 1997 is currently in process.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)

6. Policy and Contract Attributes

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:

                                                                                 December 31
                                                                   2000                              1999
                                                     ------------------------------       ---------------------------
                                                                       Percent of                           Percent
                                                         Amount           Total               Amount        of Total
                                                     ------------------------------       ---------------------------
Subject to discretionary withdrawal with
  market value adjustment                            $ 1,001,674              9%          $   924,075           8%

 Subject to discretionary withdrawal at book
  value less surrender charge                          1,021,799             10               998,443           9

 Subject to discretionary withdrawal at
  market value                                         4,248,191             39             4,418,345          41

 Subject to discretionary withdrawal at book
  value (minimal or no charges or adjustments)
                                                       2,166,625             20             2,395,732          22

 Not subject to discretionary withdrawal               2,427,496             22             2,121,526          20
                                                     ------------------------------       ---------------------------
                                                      10,865,785            100%           10,858,121         100%
                                                                         ==========                         =========
 Less reinsurance ceded                                   90,006                              117,178
                                                     -----------                          -----------
 Total policy reserves on annuities and
  deposit fund liabilities                           $10,775,779                          $10,740,943
                                                     ===========                          ===========

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



6. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2000, 1999 and 1998 is as follows:

                                              Guaranteed       Non-guaranteed
                                               Separate          Separate
                                                Account          Account            Total
                                              ----------       --------------    -----------
 Premiums, deposits and other
  considerations for the year ended
  December 31, 2000                           $  107,736          $  946,851      $1,054,587
                                              =============================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,128,266          $4,123,157     $6,251,423
  Amortized cost                                 561,167                   -        561,167
                                              ---------------------------------------------
 Total                                        $2,689,433          $4,123,157     $6,812,590
                                              =============================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1999                           $  205,834          $1,002,770     $1,208,604
                                              =============================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $1,925,973          $4,310,332     $6,236,305
  Amortized cost                                 562,682                   -        562,682
                                              ---------------------------------------------
Total                                         $2,488,655          $4,310,332     $6,798,987
                                              =============================================

 Premiums, deposits and other
  considerations for the year ended
  December 31, 1998                           $   84,150          $  767,676     $  851,826
                                              =============================================

 Reserves for separate accounts with
  assets at:
  Fair value                                  $2,350,983          $3,461,715     $5,812,698
  Amortized cost                                 595,738                   -        595,738
                                              ---------------------------------------------
 Total                                        $2,946,721          $3,461,715     $6,408,436
                                              =============================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:

                                               Guaranteed      Non-guaranteed
                                                Separate         Separate
                                                Account           Account          Total
                                               ------------------------------------------
December 31, 2000
 Subject to discretionary withdrawal
  with market value adjustment                 $  351,352      $        -      $  351,352

 Subject to discretionary withdrawal at
  book value less surrender charge                209,815               -         209,815

 Subject to discretionary withdrawal at
  market value                                    128,454       4,123,157       4,251,611

 Not subject to discretionary withdrawal        1,999,812               -       1,999,812
                                               ------------------------------------------
                                               $2,689,433      $4,123,157      $6,812,590
                                               ==========================================
 December 31, 1999
 Subject to discretionary withdrawal
  with market value adjustment                 $  335,351      $        -      $  335,351

 Subject to discretionary withdrawal at
  book value less surrender charge                227,331               -         227,331

 Subject to discretionary withdrawal at
  market value                                    108,013       4,310,332       4,418,345

 Not subject to discretionary withdrawal        1,817,960               -       1,817,960
                                               ------------------------------------------
                                               $2,488,655      $4,310,332      $6,798,987
                                               ==========================================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                           Year ended December 31
                                                                   2000               1999                1998
                                                               -------------------------------------------------
 Transfers as reported in the summary of operations of
  the separate accounts annual statement:
  Transfers to separate accounts                               $1,046,503        $ 1,207,636           $ 851,826
  Transfers from separate accounts                               (978,630)        (1,290,346)           (679,796)
                                                               -------------------------------------------------
 Net transfers to (from) separate accounts                         67,873            (82,710)            172,030

 Reconciling adjustments - HUB level fees not paid to
  AUSA general account                                              1,853              3,240               1,317

  Assumption of liabilities via merger of FPLH                          -                  -               1,088
                                                               -------------------------------------------------
 Net adjustments                                                    1,853              3,240               2,405
                                                               -------------------------------------------------
 Net transfers as reported in the summary of operations
  of the life, accident and health annual statement            $   69,726        $   (79,470)          $ 174,435
                                                               =================================================

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)

6. Policy and Contract Attributes (continued)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2000 and 1999, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                          Gross          Loading      Net
                                                          --------------------------------
December 31, 2000
Life and annuity:
  Ordinary direct first year business                     $  514         $  375     $  139
  Ordinary direct renewal business                         6,266          1,037      5,229
  Group life direct business                                 891            362        529
  Credit life                                                 84              -         84
  Reinsurance ceded                                          (15)             -        (15)
                                                          --------------------------------
                                                           7,740          1,774      5,966
 Accident and health:
  Direct                                                     534              -        534
  Reinsurance ceded                                          (61)             -        (61)
                                                          --------------------------------
 Total accident and health                                   473              -        473
                                                          --------------------------------
                                                          $8,213         $1,774     $6,439
                                                          ================================
 December 31, 1999
 Life and annuity:
  Ordinary direct first year business                     $  400         $  276     $  124
  Ordinary direct renewal business                         6,454          1,080      5,374
  Group life direct business                               1,030            427        603
  Credit life                                                 42              -         42
  Reinsurance ceded                                          (15)             -        (15)
                                                          --------------------------------
                                                           7,911          1,783      6,128
 Accident and health:
  Direct                                                     484              -        484
  Reinsurance ceded                                          (40)             -        (40)
                                                          --------------------------------
 Total accident and health                                   444              -        444
                                                          --------------------------------
                                                          $8,355         $1,783     $6,572
                                                          ================================

At December 31, 2000 and 1999, the Company had insurance in force aggregating $387,310 and $425,151, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $1,175 and $1,250 to cover these deficiencies at December 31, 2000 and 1999, respectively.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



7. Dividend Restrictions

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2001, without the prior approval of insurance regulatory authorities is $63,562.

The Company paid dividends to its parent of $8,000 in 1998.


8. Securities Lending

The Company may lend securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2000, the value of securities loaned amounted to $95,382.


9. Retirement and Compensation Plans

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company's allocation of pension expense for each of the years ended December 31, 2000, 1999 and 1998 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



9. Retirement and Compensation Plans (continued)

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $8, $10 and $9 of expense for the years ended December 31, 2000, 1999 and 1998, respectively.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company's allocation of postretirement expenses was negligible for each of the years ended December 31, 2000, 1999 and 1998.


10. Related Party Transactions

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2000, 1999 and 1998, the Company paid $6,095, $6,940 and $5,650, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 6.4% at December 31, 2000. During 2000, 1999 and 1998, the Company paid net interest of $510, $485 and $232, respectively, to affiliates.

                       AUSA Life Insurance Company, Inc.

                             (Dollars in thousands)



11. Commitments and Contingencies

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $233,347 and $186,478 at December 31, 2000 and 1999, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense was $48, $46 and $126 for the years ended December 31, 2000, 1999 and 1998, respectively.

                       AUSA Life Insurance Company, Inc.

                      Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in thousands)

                               December 31, 2000



SCHEDULE I

                                                                                  Amount at
                                                                                Which Shown in
                                                                                     the
Type of Investment                           Cost (1)          Fair Value       Balance Sheet
----------------------------------------------------------------------------------------------
Fixed maturities
Bonds:
 United States Government and
  government agencies and authorities        $   72,857        $   73,547       $   72,857

 States, municipalities and political
  subdivisions                                  426,091           434,496          426,091

 Foreign governments                             70,134            70,483           70,134
 Public utilities                               372,580           372,484          372,580
 All other corporate bonds                    3,023,821         3,013,468        3,023,821
Preferred stock                                   6,789             6,392            6,789
                                             ---------------------------------------------

Total fixed maturities                        3,972,272         3,970,870        3,972,272

Equity securities
Common stocks:
 Industrial, miscellaneous and all
  other                                         128,329           129,090          129,090
                                             ---------------------------------------------

Total equity securities                         128,329           129,090          129,090

Mortgage loans on real estate                   431,456                            431,456
Policy loans                                      3,205                              3,205
Other invested assets                             9,805                              9,805
Short-term notes receivable from
 affiliates                                     134,200                            134,200

Cash and short-term investments                  43,219                             43,219
                                             ----------                         ----------
Total investments                            $4,722,486                         $4,723,247
                                             ==========                         ==========


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                       AUSA Life Insurance Company, Inc.

                      Supplementary Insurance Information
                             (Dollars in thousands)



SCHEDULE III

                                                            Future Policy
                                                             Benefits and      Unearned
                                                               Expenses        Premiums
                                                           ----------------------------
Year ended December 31, 2000
Individual life                                               $157,018         $      -
Individual health                                               10,295            3,540
Group life and health                                            5,090              928
Annuity                                                        686,560                -
                                                              -------------------------
                                                              $858,963           $4,468
                                                              =========================


Year ended December 31, 1999
Individual life                                               $134,505      $        -
Individual health                                               10,504           3,245
Group life and health                                            5,574             751
Annuity                                                        796,401               -
                                                              ------------------------
                                                              $946,984          $3,996
                                                              ========================


Year ended December 31, 1998
Individual life                                               $105,179      $        -
Individual health                                               10,548           3,221
Group life and health                                            5,880             719
Annuity                                                        868,295               -
                                                              ------------------------
                                                              $989,902          $3,940
                                                              ========================



* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                                                       Benefits,
    Policy and                           Net         Claims Losses        Other
 Contract              Premium        Investment     and Settlement     Operating
 Liabilities           Revenue         Income*          Expenses         Expenses
------------------------------------------------------------------------------------
$  2,760                $   40,543        $ 18,001        $   30,331        $  7,926
   4,179                    17,032           1,378            10,534           5,268
   4,405                    16,818             796            12,352           4,241
       5                 1,529,200         310,543         1,679,412          91,732
------------------------------------------------------------------------------------
$ 11,349                $1,603,593        $330,718        $1,732,629        $109,167
====================================================================================



$  4,137                $   44,556        $ 18,835        $   42,058        $  4,616
   4,721                    18,313           1,178            10,135           5,444
   4,331                    15,155             631            10,921           3,732
       5                 1,475,991         304,405         1,764,227          96,327
------------------------------------------------------------------------------------
$ 13,194                $1,554,015        $325,049        $1,827,341        $110,119
====================================================================================


$  3,836                $   17,867        $  7,545        $   15,828        $  5,769
   7,402                    23,051           2,050            14,223           6,399
   3,981                    14,615           1,018             9,255           4,513
      10                 1,132,120         335,047         1,179,941         149,069
------------------------------------------------------------------------------------
$ 15,229                $1,187,653        $345,660        $1,219,247        $165,750
====================================================================================

                       AUSA Life Insurance Company, Inc.

                                  Reinsurance
                             (Dollars in thousands)



SCHEDULE IV

                                                                              Assumed                        Percentage of
                                      Gross              Ceded to Other      From Other                    Amount Assumed to
                                      Amount              Companies          Companies     Net Amount            Net
                                      ---------------------------------------------------------------------------------------
Year ended December 31, 2000
Life insurance in force               $2,445,468            $68,370           $314,257      $2,691,355            11.7%
                                      =======================================================================================


Premiums:
 Individual life                      $   38,889            $   613           $  2,267      $   40,543             5.6%
 Individual health                        16,675                209                566          17,032             3.3
 Group life and health                    17,827              1,039                 30          16,818             0.2
 Annuity                               1,528,086                527              1,641       1,529,200             0.1
                                      ---------------------------------------------------------------------------------------
                                      $1,601,477            $ 2,388           $  4,504      $1,603,593             0.3%
                                      =======================================================================================


Year ended December 31, 1999
Life insurance in force               $1,961,414            $46,900           $356,083      $2,270,597            15.7%
                                      =======================================================================================


Premiums:
 Individual life                      $   42,163            $   565           $  2,958      $   44,556             6.6%
 Individual health                        17,912                182                583          18,313             3.2
 Group life and health                    16,176                882               (139)         15,155            (0.9)
 Annuity                               1,472,141              1,049              4,899       1,475,991             0.3
                                      ---------------------------------------------------------------------------------------
                                      $1,548,392            $ 2,678           $  8,301      $1,554,015             0.5%
                                      =======================================================================================

Year ended December 31, 1998
Life insurance in force               $1,960,980            $23,815           $405,666      $2,342,831            17.3%
                                      =======================================================================================


Premiums:
 Individual life                      $   16,689            $   350           $  1,528      $   17,867             8.6%
 Individual health                        22,387                  -                664          23,051             2.9
 Group life and health                    15,247                796                164          14,615             1.1
 Annuity                               1,129,454              1,393              4,059       1,132,120             0.4
                                      ---------------------------------------------------------------------------------------
                                      $1,183,777            $ 2,539           $  6,415      $1,187,653             0.5%
                                      =======================================================================================

                              Financial Statements

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                          Year ended December 31, 2000
                       with Report of Independent Auditors

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                              Financial Statements

                          Year ended December 31, 2000






                                    Contents

Report of Independent Auditors.................................................1

Financial Statements

Balance Sheets.................................................................2
Statements of Operations......................................................14
Statements of Changes in Contract Owners' Equity..............................22
Notes to Financial Statements.................................................32

                         Report of Independent Auditors

The Board of Directors and Contract Owners of the Advisor's Edge Variable Annuity,
AUSA Life Insurance Company, Inc.

We have audited the accompanying balance sheets of certain subaccounts of AUSA Life Insurance Company, Inc. Separate Account C (comprised of the DFA Small Value, DFA Large Value, DFA International Value, DFA International Small, DFA Short-Term Fixed, DFA Global Bond, Federated American Leaders Fund II, Federated Utility Fund II, Federated Prime Money Fund II, Federated High Income Bond Fund II, Federated Fund for U.S. Government Securities II, Wanger U.S. Small Cap Advisor, Wanger International Small Cap Advisor, Montgomery Growth, Montgomery Emerging Markets, Strong International Stock Fund II, Strong Schafer Value Fund II, Stein Roe Small Company Growth, Warburg Pincus International Equity, Warburg Pincus Small Company Growth, T. Rowe Price International Stock, Dreyfus SmallCap Value, Endeavor Enhanced Index, WRL Alger Aggressive Growth, WRL Janus Global, WRL Janus Growth, WRL Janus Strategic Return, and WRL J. P. Morgan Real Estate Securities subaccounts), which are available for investment by contract owners of the Advisor's Edge Variable Annuity, as of December 31, 2000, and the related statements of operations for the year then ended and changes in contract owners' equity for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2000, by correspondence with the mutual funds' transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of AUSA Life Insurance Company, Inc. Separate Account C which are available for investment by contract owners of the Advisor's Edge Variable Annuity at December 31, 2000, and the results of their operations for the year then ended and changes in their contract owners' equity for the periods indicated thereon in conformity with accounting principles generally accepted in the United States.

/s/  Ernst & Young LLP

Des Moines, Iowa
February 2, 2001

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                                 Balance Sheets

                                December 31, 2000

                                                                                DFA Small       DFA Large
                                                                                  Value           Value
                                                                               Subaccount      Subaccount
                                                                             ---------------- --------------
Assets
Cash                                                                         $           -    $           -
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                                                    120,889               -
     DFA Large Value Portfolio                                                          -         304,876
     DFA International Value Portfolio                                                  -               -
     DFA International Small Portfolio                                                  -               -
     DFA Short-Term Fixed Portfolio                                                     -               -
     DFA Global Bond Portfolio                                                          -               -
   The Federated Insurance Series:
     Federated American Leaders Fund II                                                 -               -
     Federated Utility Fund II                                                          -               -
     Federated Prime Money Fund II                                                      -               -
     Federated High Income Bond Fund II                                                 -               -
     Federated Fund for U. S. Government Securities II                                  -               -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                                                     -               -
     Wanger International Small Cap Advisor                                             -               -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                                        -               -
     Montgomery Emerging Markets Portfolio                                              -               -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                                 -               -
     Strong Schafer Value Fund II                                                       -               -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund, Variable Series                               -               -
   Warburg Pincus Trust:
     Warburg Pincus International Equity Portfolio                                      -               -
     Warburg Pincus Small Company Growth Portfolio                                      -               -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                                        -               -
     Dreyfus SmallCap Value Portfolio                                                   -               -
     Endeavor Enhanced Index Portfolio                                                  -               -
   WRL Series Fund, Inc.:
     WRL Alger Aggressive Growth Portfolio                                              -               -
     WRL Janus Global Portfolio                                                         -               -
     WRL Janus Growth Portfolio                                                         -               -
     WRL Janus Strategic Return Portfolio                                               -               -
     WRL J. P. Morgan Real Estate Securities Portfolio                                  -               -
                                                                             ---------------- --------------
Total investments in mutual funds                                                 120,889         304,876
                                                                             ---------------- --------------
Total assets                                                                     $120,889        $304,876
                                                                             ================ ==============

                                                                     Federated
                         DFA             DFA                         American       Federated      Federated
       DFA          International     Short-Term     DFA Global       Leaders        Utility      Prime Money
  International         Small           Fixed           Bond          Fund II        Fund II        Fund II
 Value Subaccount     Subaccount      Subaccount     Subaccount     Subaccount      Subaccount     Subaccount
------------------ ---------------- -------------- -------------- --------------- -------------- --------------
$         -        $         -      $         -    $         -    $         -     $        -     $         -

          -                  -                -              -              -              -               -
          -                  -                -              -              -              -               -
    328,231                  -                -              -              -              -               -
          -             51,901                -              -              -              -               -
          -                  -          202,897              -              -              -               -
          -                  -                -        323,932              -              -               -

          -                  -                -              -        453,001              -               -
          -                  -                -              -              -         60,647               -
          -                  -                -              -              -              -         390,952
          -                  -                -              -              -              -               -
          -                  -                -              -              -              -               -

          -                  -                -              -              -              -               -
          -                  -                -              -              -              -               -

          -                  -                -              -              -              -               -
          -                  -                -              -              -              -               -

          -                  -                -              -              -              -               -
          -                  -                -              -              -              -               -

          -                  -                -              -              -              -               -

          -                  -                -              -              -              -               -
          -                  -                -              -              -              -               -

          -                  -                -              -              -              -               -
          -                  -                -              -              -              -               -
          -                  -                -              -              -              -               -

          -                  -                -              -              -              -               -
          -                  -                -              -              -              -               -
          -                  -                -              -              -              -               -
          -                  -                -              -              -              -               -
          -                  -                -              -              -              -               -
------------------ ---------------- -------------- -------------- --------------- -------------- --------------
    328,231             51,901          202,897        323,932        453,001         60,647         390,952
------------------ ---------------- -------------- -------------- --------------- -------------- --------------
   $328,231            $51,901         $202,897       $323,932       $453,001        $60,647        $390,952
================== ================ ============== ============== =============== ============== ==============

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)

                                                                                DFA Small       DFA Large
                                                                                  Value           Value
                                                                                Subaccount     Subaccount
                                                                              --------------- --------------
Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                                $       2        $      2
                                                                              --------------- --------------
Total liabilities                                                                       2               2

Contract owners' equity:
   Deferred annuity contracts terminable by owners                                120,887         304,874
                                                                              --------------- --------------
Total liabilities and contract owners' equity                                    $120,889        $304,876
                                                                              =============== ==============

See accompanying notes.



                         DFA              DFA                        Federated                      Federated
       DFA          International     Short-Term     DFA Global       American      Federated     Prime Money
  International         Small            Fixed          Bond        Leaders Fund   Utility Fund     Fund II
Value Subaccount     Subaccount       Subaccount     Subaccount    II Subaccount   II Subaccount   Subaccount
------------------ ---------------- -------------- -------------- --------------- -------------- --------------
$           1      $         7      $           -  $           -  $           1   $         4    $           -
------------------ ---------------- -------------- -------------- --------------- -------------- --------------
            1                7                  -              -              1             4                -


    328,230             51,894         202,897         323,932        453,000          60,643        390,953
------------------ ---------------- -------------- -------------- --------------- -------------- --------------
   $328,231            $51,901        $202,897        $323,932       $453,001         $60,647       $390,953
================== ================ ============== ============== =============== ============== ==============

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)

                                                                                              Federated
                                                                            Federated       Fund for U.S.
                                                                           High Income        Government
                                                                           Bond Fund II     Securities II
                                                                            Subaccount        Subaccount
                                                                        ------------------------------------
Assets
Cash                                                                    $           -      $           1
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                                                      -                  -
     DFA Large Value Portfolio                                                      -                  -
     DFA International Value Portfolio                                              -                  -
     DFA International Small Portfolio                                              -                  -
     DFA Short-Term Fixed Portfolio                                                 -                  -
     DFA Global Bond Portfolio                                                      -                  -
   The Federated Insurance Series:
     Federated American Leaders Fund II                                             -                  -
     Federated Utility Fund II                                                      -                  -
     Federated Prime Money Fund II                                                  -                  -
     Federated High Income Bond Fund II                                       385,294                  -
     Federated Fund for U. S. Government Securities II                              -            240,897
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                                                 -                  -
     Wanger International Small Cap Advisor                                         -                  -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                                    -                  -
     Montgomery Emerging Markets Portfolio                                          -                  -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                             -                  -
     Strong Schafer Value Fund II                                                   -                  -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth Fund, Variable Series                           -                  -
   Warburg Pincus Trust:
     Warburg Pincus International Equity Portfolio                                  -                  -
     Warburg Pincus Small Company Growth Portfolio                                  -                  -
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                                    -                  -
     Dreyfus SmallCap Value Portfolio                                               -                  -
     Endeavor Enhanced Index Portfolio                                              -                  -
   WRL Series Fund, Inc.:
     WRL Alger Aggressive Growth Portfolio                                          -                  -
     WRL Janus Global Portfolio                                                     -                  -
     WRL Janus Growth Portfolio                                                     -                  -
     WRL Janus Strategic Return Portfolio                                           -                  -
     WRL J. P. Morgan Real Estate Securities Portfolio                              -                  -
                                                                        ------------------------------------
Total investments in mutual funds                                             385,294            240,897
                                                                        ------------------------------------
Total assets                                                                 $385,294           $240,898
                                                                        ====================================

                       Wanger                                            Strong                   Stein Roe
  Wanger U. S.      International                     Montgomery     International    Strong        Small
    Small Cap         Small Cap       Montgomery       Emerging          Stock        Schafer      Company
     Advisor           Advisor          Growth          Markets         Fund II        Value       Growth
   Subaccount        Subaccount       Subaccount      Subaccount       Subaccount     Fund II    Subaccount
--------------------------------------------------------------------------------------------------------------
$          -       $          -     $          -    $         -      $         -     $      -   $         -


           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -

           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -

     220,147                  -                -              -                -            -             -
           -            168,992                -              -                -            -             -

           -                  -          322,568              -                -            -             -
           -                  -                -         45,752                -            -             -

           -                  -                -              -           27,318            -             -
           -                  -                -              -                -        3,070             -

           -                  -                -              -                -            -        10,669

           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -

           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -

           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -
           -                  -                -              -                -            -             -
--------------------------------------------------------------------------------------------------------------
     220,147            168,992          322,568         45,752           27,318        3,070        10,669
--------------------------------------------------------------------------------------------------------------
    $220,147           $168,992         $322,568        $45,752          $27,318       $3,070       $10,669
==============================================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)

                                                                                             Federated Fund
                                                                           Federated High      for U. S.
                                                                            Income Bond        Government
                                                                              Fund II        Securities II
                                                                             Subaccount        Subaccount
                                                                          -----------------------------------
Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                          $          -      $          -
                                                                          -----------------------------------
Total liabilities                                                                    -                 -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                             385,294           240,898
                                                                          -----------------------------------
Total liabilities and contract owners' equity                                 $385,294          $240,898
                                                                          ===================================

See accompanying notes.

                       Wanger                                            Strong          Strong        Stein Roe
  Wanger U. S.      International                     Montgomery     International       Schafer         Small
    Small Cap         Small Cap       Montgomery       Emerging          Stock            Value         Company
     Advisor           Advisor          Growth          Markets         Fund II          Fund II         Growth
   Subaccount        Subaccount       Subaccount      Subaccount       Subaccount      Subaccount      Subaccount
-------------------------------------------------------------------------------------------------------------------

$          -       $          2     $         13    $         -      $         -      $       -     $         -
-------------------------------------------------------------------------------------------------------------------
           -                  2               13              -                -              -               -


     220,147            168,990          322,555         45,752           27,318          3,070          10,669
-------------------------------------------------------------------------------------------------------------------
    $220,147           $168,992         $322,568        $45,752          $27,318         $3,070         $10,669
===================================================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)

                                                                         Warburg Pincus     Warburg Pincus
                                                                          International     Small Company
                                                                              Equity            Growth
                                                                            Subaccount        Subaccount
                                                                        ------------------------------------
Assets
Cash                                                                     $         -       $           1
Investments in mutual funds, at current market value:
   DFA Investment Dimensions Group, Inc.:
     DFA Small Value Portfolio                                                     -                   -
     DFA Large Value Portfolio                                                     -                   -
     DFA International Value Portfolio                                             -                   -
     DFA International Small Portfolio                                             -                   -
     DFA Short-Term Fixed Portfolio                                                -                   -
     DFA Global Bond Portfolio                                                     -                   -
   The Federated Insurance Series:
     Federated American Leaders Fund II                                            -                   -
     Federated Utility Fund II                                                     -                   -
     Federated Prime Money Fund II                                                 -                   -
     Federated High Income Bond Fund II                                            -                   -
     Federated Fund for U. S. Government Securities II                             -                   -
   Wanger Advisors Trust:
     Wanger U. S. Small Cap Advisor                                                -                   -
     Wanger International Small Cap Advisor                                        -                   -
   The Montgomery Funds III:
     Montgomery Growth Portfolio                                                   -                   -
     Montgomery Emerging Markets Portfolio                                         -                   -
   Strong Variable Insurance Funds, Inc.:
     Strong International Stock Fund II                                            -                   -
     Strong Schafer Value Fund II                                                  -                   -
   Stein Roe Variable Investment Trust:
     Stein Roe Small Company Growth  Fund, Variable Series                         -                   -
   Warburg Pincus Trust:
     Warburg Pincus International Equity Portfolio                            50,368                   -
     Warburg Pincus Small Company Growth Portfolio                                 -             189,864
   Endeavor Series Trust:
     T. Rowe Price International Stock Portfolio                                   -                   -
     Dreyfus SmallCap Value Portfolio                                              -                   -
     Endeavor Enhanced Index Portfolio                                             -                   -
   WRL Series Fund, Inc.:
     WRL Alger Aggressive Growth Portfolio                                         -                   -
     WRL Janus Global Portfolio                                                    -                   -
     WRL Janus Growth Portfolio                                                    -                   -
     WRL Janus Strategic Return Portfolio                                          -                   -
     WRL J. P. Morgan Real Estate Securities Portfolio                             -                   -
                                                                        ------------------------------------
Total investments in mutual funds                                             50,368             189,864
                                                                        ------------------------------------
Total assets                                                                 $50,368            $189,865
                                                                        ====================================

                                                                                                                 WRL J. P.
                      Dreyfus        Endeavor       WRL Alger                                     WRL Janus     Morgan Real
  T. Rowe Price      SmallCap        Enhanced      Aggressive      WRL Janus      WRL Janus       Strategic        Estate
  International        Value          Index          Growth         Global          Growth         Return        Securities
Stock Subaccount    Subaccount      Subaccount     Subaccount     Subaccount      Subaccount     Subaccount      Subaccount
----------------------------------------------------------------------------------------------------------------------------
$          -       $          -   $         -     $        1     $         -    $         19    $         1    $        -



           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -

           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -

           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -

           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -

           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -

           -                 -              -              -               -               -              -             -

           -                 -              -              -               -               -              -             -
           -                 -              -              -               -               -              -             -

     279,617                 -              -              -               -               -              -             -
           -           131,400              -              -               -               -              -             -
           -                 -        220,399              -               -               -              -             -

           -                 -              -         84,096               -               -              -             -
           -                 -              -              -         341,735               -              -             -
           -                 -              -              -               -       1,846,455              -             -
           -                 -              -              -               -               -        275,915             -
           -                 -              -              -               -               -              -         1,227
----------------------------------------------------------------------------------------------------------------------------
     279,617           131,400        220,399         84,096         341,735       1,846,455        275,915         1,227
----------------------------------------------------------------------------------------------------------------------------
    $279,617          $131,400       $220,399        $84,097        $341,735      $1,846,474       $275,916        $1,227
============================================================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                           Balance Sheets (continued)

                                                                             Warburg           Warburg
                                                                              Pincus            Pincus
                                                                           International    Small Company
                                                                              Equity            Growth
                                                                            Subaccount        Subaccount
                                                                          ----------------------------------
Liabilities and contract owners' equity
Liabilities:
   Contract terminations payable                                           $       12      $          -
                                                                          ----------------------------------
Total liabilities                                                                  12                 -

Contract owners' equity:
   Deferred annuity contracts terminable by owners                             50,356           189,865
                                                                          ----------------------------------
Total liabilities and contract owners' equity                                 $50,368          $189,865
                                                                          ==================================

See accompanying notes.



                      Dreyfus        Endeavor       WRL Alger                                     WRL Janus     Morgan Real
  T. Rowe Price      SmallCap        Enhanced      Aggressive      WRL Janus      WRL Janus       Strategic        Estate
  International        Value          Index          Growth         Global          Growth         Return        Securities
Stock Subaccount    Subaccount      Subaccount     Subaccount     Subaccount      Subaccount     Subaccount      Subaccount
------------------ -------------- --------------- -------------- -------------- --------------- -------------- ---------------

$           2      $           1  $           -   $         -    $           -  $               $           -   $       -
                                                                                           -
------------------ -------------- --------------- -------------- -------------- --------------- -------------- ---------------
          2                  1              -              -               -               -               -            -


    279,615            131,399        220,399         84,097         341,735       1,846,474         275,916        1,227
------------------ -------------- --------------- -------------- -------------- --------------- -------------- ---------------
   $279,617           $131,400       $220,399        $84,097        $341,735      $1,846,474        $275,916       $1,227
================== ============== =============== ============== ============== =============== ============== ===============

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                            Statements of Operations

                          Year ended December 31, 2000


                                                                         DFA Small Value   DFA Large Value
                                                                           Subaccount         Subaccount
                                                                        ------------------------------------
Net investment income (loss)
Income:
   Dividends                                                                  $18,218            $22,633
Expenses:
   Administrative, mortality and expense risk charges                             463              1,122
                                                                        ------------------------------------
Net investment income (loss)                                                   17,755             21,511

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                                            452             54,233
   Cost of investments sold                                                       534             58,616
                                                                        ------------------------------------
Net realized capital gain (loss) from sales of investments                        (82)            (4,383)

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the year                                                       (4,219)            (9,147)
   End of the year                                                            (15,519)               (98)
                                                                        ------------------------------------
Net change in unrealized appreciation/depreciation of investments
                                                                              (11,300)             9,049
                                                                        ------------------------------------
Net realized and unrealized capital gain (loss) from investments
                                                                              (11,382)             4,666
                                                                        ------------------------------------
Increase (decrease) from operations                                          $  6,373            $26,177
                                                                        ====================================

See accompanying notes.


                                                                                         Federated American
  DFA International      DFA International      DFA Short-Term       DFA Global Bond           Leaders
   Value Subaccount       Small Subaccount     Fixed Subaccount         Subaccount       Fund II Subaccount
----------------------- --------------------- -------------------- --------------------- --------------------


        $21,786                $  4,315              $  7,069             $  20,558            $  11,801

          1,502                     225                   229                 2,326                2,274
----------------------- --------------------- -------------------- --------------------- --------------------
         20,284                   4,090                 6,840                18,232                9,527





          2,791                  13,968                77,974               268,739              236,567
          2,586                  15,557                76,874               257,504              262,028
----------------------- --------------------- -------------------- --------------------- --------------------
            205                  (1,589)                1,100                11,235              (25,461)



           (341)                 (1,929)                 (372)                4,388              (13,848)
        (21,623)                 (5,133)               (6,267)               (6,519)               5,417
----------------------- --------------------- -------------------- --------------------- --------------------

        (21,282)                 (3,204)               (5,895)              (10,907)              19,265
----------------------- --------------------- -------------------- --------------------- --------------------

        (21,077)                 (4,793)               (4,795)                  328               (6,196)
----------------------- --------------------- -------------------- --------------------- --------------------
      $    (793)              $    (703)             $  2,045             $  18,560           $    3,331
======================= ===================== ==================== ===================== ====================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                      Statements of Operations (continued)


                                                                           Federated       Federated Prime
                                                                         Utility Fund       Money Fund II
                                                                         II Subaccount       Subaccount
                                                                        -------------------------------------
Net investment income (loss)
Income:
   Dividends                                                                $  4,040         $     15,249
Expenses:
   Administrative, mortality and expense risk charges                            432                1,693
                                                                        -------------------------------------
Net investment income (loss)                                                   3,608               13,556

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                                        79,907            3,295,704
   Cost of investments sold                                                   81,528            3,295,704
                                                                        -------------------------------------
Net realized capital gain (loss) from sales of investments                    (1,621)                   -

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the year                                                         331                    -
   End of the year                                                            (6,334)                   -
                                                                        -------------------------------------
Net change in unrealized appreciation/depreciation of investments             (6,665)                   -
                                                                        -------------------------------------
Net realized and unrealized capital gain (loss) from investments              (8,286)                   -
                                                                        -------------------------------------
Increase (decrease) from operations                                         $ (4,678)        $     13,556
                                                                        =====================================

See accompanying notes.

                          Federated Fund for                             Wanger
      Federated High         U.S. Government       Wanger U.S.        International
    Income Bond Fund II      Securities II     Small Cap Advisor   Small Cap Advisor   Montgomery Growth
        Subaccount            Subaccount           Subaccount          Subaccount          Subaccount
   -------------------------------------------------------------------------------------------------------

         $  29,162              $    9,426           $  13,645          $  29,203            $  23,910

             1,965                   1,016                 966              1,223                1,619
   -------------------------------------------------------------------------------------------------------
            27,197                   8,410              12,679             27,980               22,291





           115,180                 140,014             112,722            225,695              510,508
           139,104                 146,144             111,804            119,657              489,644
   -------------------------------------------------------------------------------------------------------
           (23,924)                 (6,130)                918            106,038               20,864



            (6,575)                 (1,751)             20,751             96,733               12,809
           (38,951)                 11,888              10,568            (93,013)             (47,593)
   -------------------------------------------------------------------------------------------------------

           (32,376)                 13,639             (10,183)          (189,746)             (60,402)
   -------------------------------------------------------------------------------------------------------

           (56,300)                  7,509              (9,265)           (83,708)             (39,538)
   -------------------------------------------------------------------------------------------------------
         $ (29,103)              $  15,919          $    3,414          $ (55,728)           $ (17,247)
   =======================================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                      Statements of Operations (continued)


                                                                           Montgomery           Strong
                                                                            Emerging         International
                                                                             Markets         Stock Fund II
                                                                           Subaccount          Subaccount
                                                                        --------------------------------------
Net investment income (loss)
Income:
   Dividends                                                                 $      -            $      -
Expenses:
   Administrative, mortality and expense risk charge                              366                 166
                                                                        --------------------------------------
Net investment income (loss)                                                     (366)               (166)

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                                         18,977                 166
   Cost of investments sold                                                    12,367                 133
                                                                        --------------------------------------
Net realized capital gain (loss) from sales of investments                      6,610                  33

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the year                                                       13,040               7,689
   End of the year                                                            (10,010)             (4,191)
                                                                        --------------------------------------
Net change in unrealized appreciation/depreciation of investments             (23,050)            (11,880)
                                                                        --------------------------------------
Net realized and unrealized capital gain (loss) from investments              (16,440)            (11,847)
                                                                        --------------------------------------
Increase (decrease) from operations                                          $(16,806)           $(12,013)
                                                                        ======================================


See accompanying notes.

                                                       Warburg             Warburg             T. Rowe
                                Stein Roe              Pincus           Pincus Small            Price
      Strong Schafer           Small Company        International          Company          International
      Value Fund II               Growth                Equity              Growth              Stock
        Subaccount              Subaccount            Subaccount          Subaccount          Subaccount
  ----------------------------------------------------------------------------------------------------------

            $13                    $     -             $  6,717          $  42,282              $ 18,347

             14                         93                  232                857                 1,241
  ----------------------------------------------------------------------------------------------------------
             (1)                       (93)               6,485             41,425                17,106





             14                         93               48,364            340,199                29,629
             13                         78               55,960            316,010                31,279
  ----------------------------------------------------------------------------------------------------------
              1                         15               (7,596)            24,189                (1,650)



              5                      2,420                3,715             19,466                27,714
             55                      1,803               (6,624)           (82,064)              (27,020)
  ----------------------------------------------------------------------------------------------------------

             50                       (617)             (10,339)          (101,530)              (54,734)
  ----------------------------------------------------------------------------------------------------------

             51                       (602)             (17,935)           (77,341)              (56,384)
  ----------------------------------------------------------------------------------------------------------
            $50                    $  (695)            $(11,450)         $ (35,916)             $(39,278)
  ==========================================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                      Statements of Operations (continued)



                                                                        Dreyfus SmallCap   Endeavor Enhanced
                                                                        Value Subaccount    Index Subaccount
                                                                        --------------------------------------
Net investment income (loss)
Income:
   Dividends                                                               $    9,933            $  17,238
Expenses:
   Administrative, mortality and expense risk charge                              573                1,460
                                                                        --------------------------------------
Net investment income (loss)                                                    9,360               15,778

Net realized and unrealized capital gain (loss) from investments
Net realized capital gain (loss) from sales of investments:
   Proceeds from sales                                                        437,983              146,033
   Cost of investments sold                                                   433,880              143,439
                                                                        --------------------------------------
Net realized capital gain (loss) from sales of investments                      4,103                2,594

Net change in unrealized appreciation/depreciation of investments:
   Beginning of the year                                                        2,558               10,283
   End of the year                                                             (2,533)             (40,549)
                                                                        --------------------------------------
Net change in unrealized appreciation/depreciation of investments              (5,091)             (50,832)
                                                                        --------------------------------------
Net realized and unrealized capital gain (loss) from investments                 (988)             (48,238)
                                                                        --------------------------------------
Increase (decrease) from operations                                        $    8,372            $ (32,460)
                                                                        ======================================


See accompanying notes.

                                                                                       WRL J.P. Morgan
         WRL Alger                                                    WRL Janus          Real Estate
     Aggressive Growth     WRL Janus Global    WRL Janus Growth    Strategic Return       Securities
         Subaccount           Subaccount          Subaccount          Subaccount          Subaccount
    -----------------------------------------------------------------------------------------------------
        $  12,834             $  85,529           $   314,777          $ 22,751              $ 14

              451                 2,007                11,009             1,330                11
    -----------------------------------------------------------------------------------------------------
           12,383                83,522               303,768            21,421                 3





          173,459               549,798               362,162             2,834                12
          172,214               557,068               411,862             2,873                11
    -----------------------------------------------------------------------------------------------------
            1,245                (7,270)              (49,700)              (39)                1



              343                 1,544                   123                35               (41)
          (41,343)             (168,807)           (1,158,688)          (22,464)              226
    -----------------------------------------------------------------------------------------------------

          (41,686)             (170,351)           (1,158,811)          (22,499)              267
    -----------------------------------------------------------------------------------------------------

          (40,441)             (177,621)           (1,208,511)          (22,538)              268
    -----------------------------------------------------------------------------------------------------
        $ (28,058)            $ (94,099)          $  (904,743)         $ (1,117)             $271
    =====================================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                Statements of Changes in Contract Owners' Equity

             Years ended December 31, 2000 and 1999, except as noted


                                                       DFA Small Value                    DFA Large
                                                         Subaccount                   Value Subaccount
                                                 ----------------------------    ----------------------------
                                                     2000          1999              2000           1999
                                                 ------------- --------------    -------------- -------------
Operations:
  Net investment income (loss)                    $  17,755      $  7,197          $  21,511        $17,091
  Net realized capital gain (loss)                      (82)         (200)            (4,383)         5,330
  Net change in unrealized appreciation/
     depreciation of investments                    (11,300)       (1,488)             9,049        (16,392)
                                                 ----------------------------    ----------------------------
Increase (decrease) from operations                   6,373         5,509             26,177          6,029

Contract transactions:
  Net contract purchase payments                     16,269         6,950            146,339         21,981
  Transfer payments from (to) other
     subaccounts or general account                  57,197        (7,596)            39,892          1,255
  Contract terminations, withdrawals and other
     deductions                                           -       (19,458)              (305)       (32,430)
                                                 ----------------------------    ----------------------------
Increase (decrease) from contract transactions       73,466       (20,104)           185,926         (9,194)
                                                 ----------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                             79,839       (14,595)           212,103         (3,165)

Contract owners' equity:
  Beginning of the period                            41,048        55,643             92,771         95,936
                                                 ----------------------------    ----------------------------
  End of the period                                $120,887       $41,048           $304,874        $92,771
                                                 ============================    ============================

(1)   Commencement of operations, September 21, 1999.
(2)   Commencement of operations, September 1, 1999.


See accompanying notes.

      DFA International                DFA International               DFA Short-Term                  DFA Global
      Value Subaccount                 Small Subaccount               Fixed Subaccount              Bond Subaccount
------------------------------    ----------------------------    --------------------------    -------------------------
     2000            1999             2000           1999             2000         1999            2000         1999
------------------------------    ----------------------------    --------------------------    -------------------------
 $  20,284        $  14,432         $  4,090       $  1,035       $    6,840    $     784        $  18,232    $  20,101
       205            6,369           (1,589)        (3,135)           1,100          748           11,235          310

   (21,282)            (416)          (3,204)        13,099           (5,895)        (284)         (10,907)      (7,621)
------------------------------    ----------------------------    --------------------------    -------------------------
      (793)          20,385             (703)        10,999            2,045        1,248           18,560       12,790


    71,243           10,012           11,972          2,250          177,635            1          136,498       11,783

    72,503          103,368           (1,378)        (3,034)             160       13,037         (220,204)       8,514

         -          (32,430)               -        (25,944)               -      (19,458)         (14,029)         (25)
------------------------------    ----------------------------    --------------------------    -------------------------
   143,746           80,950           10,594        (26,728)         177,795       (6,420)         (97,735)      20,272
------------------------------    ----------------------------    --------------------------    -------------------------

   142,953          101,335            9,891        (15,729)         179,840       (5,172)         (79,175)      33,062


   185,277           83,942           42,003         57,732           23,057       28,229          403,107      370,045
------------------------------    ----------------------------    --------------------------    -------------------------
  $328,230         $185,277          $51,894        $42,003         $202,897      $23,057         $323,932     $403,107
==============================    ============================    ==========================    =========================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)


                                                     Federated American
                                                      Leaders Fund II                 Federated Utility
                                                         Subaccount                   Fund II Subaccount
                                                 ----------------------------    ----------------------------
                                                     2000          1999              2000           1999
                                                 ----------------------------    ----------------------------
Operations:
  Net investment income (loss)                   $    9,527     $  30,908           $  3,608     $    8,786
  Net realized capital gain (loss)                  (25,461)       21,712             (1,621)           495
  Net change in unrealized appreciation/
     depreciation of investments                     19,265       (35,886)            (6,665)        (8,461)
                                                 ----------------------------    ----------------------------
Increase (decrease) from operations                   3,331        16,734             (4,678)           820

Contract transactions:
  Net contract purchase payments                     97,895        57,550             16,168         11,236
  Transfer payments from (to) other
     subaccounts or general account                  23,273        30,866              4,358        (29,465)
  Contract terminations, withdrawals and other
     deductions                                     (33,912)      (46,111)           (32,378)       (60,613)
                                                 ----------------------------    ----------------------------
Increase (decrease) from contract transactions       87,256        42,305            (11,852)       (78,842)
                                                 ----------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                             90,587        59,039            (16,530)       (78,022)

Contract owners' equity:
  Beginning of the period                           362,413       303,374             77,173        155,195
                                                 ----------------------------    ----------------------------
  End of the period                                $453,000      $362,413            $60,643      $  77,173
                                                 ============================    ============================

(1)   Commencement of operations, September 21, 1999.
(2)   Commencement of operations, September 1, 1999.



See accompanying notes.

                                        Federated High               Federated Fund for
       Federated Prime                Income Bond Fund II             U. S. Government             Wanger U. S. Small
  Money Fund II Subaccount                Subaccount              Securities II Subaccount       Cap Advisor Subaccount
------------------------------    ----------------------------    --------------------------    -------------------------
     2000            1999             2000           1999             2000         1999            2000         1999
------------------------------    ----------------------------    --------------------------    -------------------------
$   13,556       $    5,997        $  27,197      $  30,144       $    8,410     $  10,530       $  12,679    $  14,370
         -                -          (23,924)        (9,241)          (6,130)          457             918        7,440

         -                -          (32,376)       (13,658)          13,639       (15,691)        (10,183)      12,445
------------------------------    ----------------------------    --------------------------    -------------------------
    13,556            5,997          (29,103)         7,245           15,919        (4,704)          3,414       34,255


 1,496,130          376,119          216,705         33,708          181,693        24,616          80,551       24,388

(1,298,702)         (81,062)           7,462        (54,277)         (30,010)      (20,051)         34,972      (18,304)

   (12,012)        (220,107)         (41,271)      (154,890)         (19,865)     (153,851)        (24,520)     (36,518)
------------------------------    ----------------------------    --------------------------    -------------------------
   185,416           74,950          182,896       (175,459)         131,818      (149,286)         91,003      (30,434)
------------------------------    ----------------------------    --------------------------    -------------------------

   198,972           80,947          153,793       (168,214)         147,737      (153,990)         94,417        3,821


   191,981          111,034          231,501        399,715           93,161       247,151         125,730      121,909
------------------------------    ----------------------------    --------------------------    -------------------------
$  390,953       $  191,981         $385,294       $231,501         $240,898     $  93,161        $220,147     $125,730
==============================    ============================    ==========================    =========================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)


                                                 Wanger International Small           Montgomery Growth
                                                   Cap Advisor Subaccount                Subaccount
                                                 ----------------------------    ----------------------------
                                                     2000          1999              2000           1999
                                                 ----------------------------    ----------------------------
Operations:
  Net investment income (loss)                    $  27,980    $    1,707          $  22,291    $       651
  Net realized capital gain (loss)                  106,038        47,296             20,864         16,922
  Net change in unrealized appreciation/
     depreciation of investments                   (189,746)       96,846            (60,402)        12,264
                                                 ----------------------------    ----------------------------
Increase (decrease) from operations                 (55,728)      145,849            (17,247)        29,837

Contract transactions:
  Net contract purchase payments                    119,456        19,892            225,454         54,941
  Transfer payments from (to) other
     subaccounts or general account                 (32,531)      (88,036)           (15,594)         9,627
  Contract terminations, withdrawals and other
     deductions                                     (60,739)      (35,145)           (42,510)       (10,833)
                                                 ----------------------------    ----------------------------
Increase (decrease) from contract transactions       26,186      (103,289)           167,350         53,735
                                                 ----------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                            (29,542)       42,560            150,103         83,572

Contract owners' equity:
  Beginning of the period                           198,532       155,972            172,452         88,880
                                                 ----------------------------    ----------------------------
  End of the period                                $168,990      $198,532           $322,555       $172,452
                                                 ============================    ============================

(1)   Commencement of operations, September 21, 1999.
(2)   Commencement of operations, September 1, 1999.



See accompanying notes.

                                                                                           Stein Roe Small
    Montgomery Emerging          Strong International         Strong Schafer Value          Company Growth
    Markets Subaccount         Stock Fund II Subaccount        Fund II Subaccount             Subaccount
----------------------------   --------------------------    -----------------------    -----------------------
     2000          1999            2000         1999            2000      1999 (1)         2000        1999
----------------------------   --------------------------    -----------------------    -----------------------
 $    (366)     $    (283)      $    (166)   $     (34)      $     (1)   $     39       $     (93)  $     (32)
     6,610        (19,534)             33            5              1           -              15          (7)

   (23,050)        40,731         (11,880)       8,256             50           5            (617)      3,328
----------------------------   --------------------------    -----------------------    -----------------------
   (16,806)        20,914         (12,013)       8,227             50          44            (695)      3,289


    11,561         15,223          16,139       11,840          1,980       1,000               -       5,450

     3,415        (48,120)            403           (1)            (4)          -               1          (1)

         -         (1,541)              -            -              -           -               -           -
----------------------------   --------------------------    -----------------------    -----------------------
    14,976        (34,438)         16,542       11,839          1,976       1,000               1       5,449
----------------------------   --------------------------    -----------------------    -----------------------

    (1,830)       (13,524)          4,529       20,066          2,026       1,044            (694)      8,738


    47,582         61,106          22,789        2,723          1,044           -          11,363       2,625
----------------------------   --------------------------    -----------------------    -----------------------
   $45,752        $47,582         $27,318      $22,789         $3,070      $1,044         $10,669     $11,363
============================   ==========================    =======================    =======================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)


                                                      Warburg Pincus              Warburg Pincus Small
                                                   International Equity              Company Growth
                                                        Subaccount                     Subaccount
                                                 --------------------------    ----------------------------
                                                     2000         1999             2000           1999
                                                 --------------------------    ----------------------------
Operations:
  Net investment income (loss)                     $  6,485    $      48         $  41,425      $  1,646
  Net realized capital gain (loss)                   (7,596)        (298)           24,189           162
  Net change in unrealized appreciation/
     depreciation of investments                    (10,339)       4,575          (101,530)       19,421
                                                 --------------------------    ----------------------------
Increase (decrease) from operations                 (11,450)       4,325           (35,916)       21,229

Contract transactions:
  Net contract purchase payments                     25,809        4,300            94,492         5,931
  Transfer payments from (to) other
     subaccounts or general account                  23,352       (2,208)           69,754        34,051
  Contract terminations, withdrawals and other
     deductions                                        (539)      (2,342)             (422)         (841)
                                                 --------------------------    ----------------------------
Increase (decrease) from contract transactions       48,622         (250)          163,824        39,141
                                                 --------------------------    ----------------------------
Net increase (decrease) in contract owners'
  equity                                             37,172        4,075           127,908        60,370

Contract owners' equity:
  Beginning of the period                            13,184        9,109            61,957         1,587
                                                 --------------------------    ----------------------------
  End of the period                                 $50,356      $13,184          $189,865       $61,957
                                                 ==========================    ============================


(1)   Commencement of operations, September 21, 1999.
(2)   Commencement of operations, September 1, 1999.



See accompanying notes.

          T. Rowe Price                                                                      WRL Alger
       International Stock           Dreyfus SmallCap         Endeavor Enhanced          Aggressive Growth
            Subaccount               Value Subaccount          Index Subaccount              Subaccount
    ---------------------------    ---------------------    -----------------------    -----------------------
        2000          1999           2000       1999           2000        1999          2000      1999 (2)
    ---------------------------    ---------------------    -----------------------    -----------------------
     $  17,106     $      251      $   9,360  $  2,159       $  15,778  $      971     $  12,383    $   123

        (1,650)         2,228          4,103     4,570           2,594       5,302         1,245          -

       (54,734)        25,783         (5,091)      272         (50,832)      6,611       (41,686)       343
    ---------------------------    ---------------------    -----------------------    -----------------------
       (39,278)        28,262          8,372     7,001         (32,460)     12,884       (28,058)       466


       135,928          3,512         63,642       599          34,173      35,579        92,782      1,001

        37,902        114,184         15,915    40,838          85,768      88,534        18,696          -

           (70)       (24,502)          (435)  (25,274)           (195)    (30,553)         (790)         -
    ---------------------------    ---------------------    -----------------------    -----------------------
       173,760         93,194         79,122    16,163         119,746      93,560       110,688      1,001
    ---------------------------    ---------------------    -----------------------    -----------------------

       134,482        121,456         87,494    23,164          87,286     106,444        82,630      1,467


       145,133         23,677         43,905    20,741         133,113      26,669         1,467          -
    ---------------------------    ---------------------    -----------------------    -----------------------
      $279,615       $145,133       $131,399   $43,905        $220,399    $133,113     $  84,097     $1,467
    ===========================    =====================    =======================    =======================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

          Statements of Changes in Contract Owners' Equity (continued)

                                                                                  WRL Janus Global
                                                                                     Subaccount
                                                                              --------------------------
                                                                                  2000       1999 (2)
                                                                              --------------------------
Operations:
  Net investment income (loss)                                                 $  83,522   $     454
  Net realized capital gain (loss)                                                (7,270)          2
  Net change in unrealized appreciation/ depreciation of investments            (170,351)      1,544
                                                                              --------------------------
Increase (decrease) from operations                                              (94,099)      2,000

Contract transactions:
  Net contract purchase payments                                                 382,635       6,234
  Transfer payments from (to) other subaccounts or general account                42,300       6,000
  Contract terminations, withdrawals and other deductions                         (3,247)        (88)
                                                                              --------------------------
Increase (decrease) from contract transactions                                   421,688      12,146
                                                                              --------------------------
Net increase (decrease) in contract owners' equity                               327,589      14,146

Contract owners' equity:
  Beginning of the period                                                         14,146           -
                                                                              --------------------------
  End of the period                                                             $341,735     $14,146
                                                                              ==========================


(1)   Commencement of operations, September 21, 1999.
(2)   Commencement of operations, September 1, 1999.



See accompanying notes.

                                                                      WRL J. P. Morgan Real
           WRL Janus Growth              WRL Janus Strategic            Estate Securities
              Subaccount                  Return Subaccount                 Subaccount
      ----------------------------    ---------------------------    -------------------------
           2000        1999 (2)           2000        1999 (2)          2000       1999 (2)
      ----------------------------    ---------------------------    -------------------------
      $   303,768      $  1,448        $  21,421    $     56         $      3       $   (2)
          (49,700)            1              (39)          -                1            -
       (1,158,811)          123          (22,499)         35              267          (41)
      ----------------------------    ---------------------------    -------------------------
         (904,743)        1,572           (1,117)         91              271          (43)


        2,608,791         7,805          234,626       1,000                -          999
          182,291         6,000           42,820           -                -            -
          (55,135)         (107)          (1,504)          -                -            -
      ----------------------------    ---------------------------    -------------------------
        2,735,947        13,698          275,942       1,000                -          999
      ----------------------------    ---------------------------    -------------------------
        1,831,204        15,270          274,825       1,091              271          956


           15,270             -            1,091           -              956            -
      ----------------------------    ---------------------------    -------------------------
       $1,846,474       $15,270         $275,916      $1,091           $1,227         $956
      ============================    ===========================    =========================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                          Notes to Financial Statements

                                December 31, 2000




1. Accounting Policies

Organization of the Account

AUSA Life Insurance Company, Inc. Separate Account C (the "Mutual Fund Account") is a segregated investment account of AUSA Life Insurance Company, Inc. ("AUSA"), an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. The Mutual Fund Account consists of forty-nine investment subaccounts, six of which are invested in specified portfolios of the DFA Investment Dimensions Group, Inc., five of which are invested in specified portfolios of the Federated Insurance Series, two of which are invested in specified portfolios of the Wanger Advisors Trust, two of which are invested in specified portfolios of the Montgomery Funds III, two of which are invested in specified portfolios of the Strong Variable Insurance Funds, Inc., one of which is invested in the Stein Roe Small Company Growth Fund, Variable Series (formerly known as the Stein Roe Special Venture Fund, Variable Series) of the Stein Roe Variable Investment Trust, two of which are invested in specified portfolios of the Warburg Pincus Trust, three of which are invested in specified portfolios of the Endeavor Series Trust, and five of which are invested in specified portfolios of the WRL Series Fund, Inc. (each a "Series Fund" and collectively "the Series Funds"). Activity in these twenty-eight subaccounts is available to contract owners of the Advisor's Edge Variable Annuity. Activity in the portfolios of the DFA Investment Dimensions Group, Inc. and the Federated Prime Money Fund II portfolios of the Federated Insurance Series are also available to contract owners of the Dimensional Variable Annuity, also offered by AUSA. The amounts reported herein represent the activity related to contract owners of the Advisor's Edge Variable Annuity only. The remaining twenty-one subaccounts (not included herein), are available to contract owners of the Prism Variable Annuity, Dimensional Variable Annuity, and Marquee Variable Annuity, also issued by AUSA.

For the period March 1997 through April 1999, the portfolios of the DFA Investment Dimensions Group, Inc. were not available to new contract owners within the Mutual Fund Account. Existing contract owners could continue to allocate purchase payments to, or transfers into, these subaccounts. Effective May 1, 1999, the portfolios of the DFA Investment Dimensions Group, Inc. were again made available for investment to all contract owners of the Advisor's Edge Variable Annuity.

The WRL Janus Strategic Return Portfolio and WRL Janus Strategic Return Subaccount were formerly known as the WRL LKCM Strategic Total Return Portfolio and the WRL LKCM Strategic Total Return Subaccount, respectively.

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




1. Accounting Policies (continued)

Investments

Net purchase payments received by the Mutual Fund Account for the Advisor's Edge Variable Annuity are invested in the portfolios of the Series Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2000.

Realized capital gains and losses from the sale of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Series Funds are credited or charged to contract owners' equity.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional fund shares.


2. Investments

A summary of the mutual fund investments at December 31, 2000 follows:

                                                                 Net Asset
                                                 Number of       Value Per        Market
                                                Shares Held        Share           Value            Cost
                                             -----------------------------------------------------------------
DFA Investment Dimensions Group, Inc.:
   DFA Small Value Portfolio                      12,260.506      $  9.86      $   120,889      $   136,408
   DFA Large Value Portfolio                      23,597.187        12.92          304,876          304,974
   DFA International Value Portfolio              29,150.192        11.26          328,231          349,854
   DFA International Small Portfolio               7,403.796         7.01           51,901           57,034
   DFA Short-Term Fixed Portfolio                 20,188.778        10.05          202,897          209,164
   DFA Global Bond Portfolio                      32,296.329        10.03          323,932          330,451

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




2. Investments (continued)

A summary of the mutual fund investments at December 31, 2000 follows:

                                                                 Net Asset
                                                  Number of      Value Per       Market
                                                 Shares Held        Share         Value              Cost
                                             -----------------------------------------------------------------
The Federated Insurance Series:
   Federated American Leaders Fund II             22,076.077       $20.52      $   453,001       $   447,584
   Federated Utility Fund II                       4,875.134        12.44           60,647            66,981
   Federated Prime Money Fund II                 390,951.970         1.00          390,952           390,952
   Federated High Income Bond Fund II             45,543.071         8.46          385,294           424,245
   Federated Fund for U. S. Government
     Securities II                                21,682.883        11.11          240,897           229,009
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                 11,012.872        19.99          220,147           209,579
   Wanger International Small Cap Advisor          5,931.608        28.49          168,992           262,005
The Montgomery Funds III:
   Montgomery Growth Portfolio                    20,757.257        15.54          322,568           370,161
   Montgomery Emerging Markets Portfolio           5,895.813         7.76           45,752            55,762
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II              2,759.375         9.90           27,318            31,509
   Strong Schafer Value Fund II                      313.560         9.79            3,070             3,015
Stein Roe Variable Investment Trust:
   Stein Roe Small Company Growth Fund,
     Variable Series                                 559.193        19.08           10,669             8,866
Warburg Pincus Trust:
   Warburg Pincus International Equity
     Portfolio                                     4,694.091        10.73           50,368            56,992
   Warburg Pincus Small Company Growth
     Portfolio                                    11,382.758        16.68          189,864           271,928
Endeavor Series Trust:
   T. Rowe Price International Stock
     Portfolio                                    18,432.211        15.17          279,617           306,637
   Dreyfus SmallCap Value Portfolio                8,412.304        15.62          131,400           133,933
   Endeavor Enhanced Index Portfolio              14,566.991        15.13          220,399           260,948
WRL Series Fund, Inc.:
   WRL Alger Aggressive Growth Portfolio           4,299.399        19.56           84,096           125,439
   WRL Janus Global Portfolio                     14,256.780        23.97          341,735           510,542
   WRL Janus Growth Portfolio                     39,004.114        47.34        1,846,455         3,005,143
   WRL Janus Strategic Return Portfolio           18,517.792        14.90          275,915           298,379
   WRL J. P. Morgan Real Estate Securities
     Portfolio                                       118.847        10.32            1,227             1,001

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




2. Investments (continued)

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                               Year ended December 31
                                                       2000                              1999
                                          --------------------------------  -------------------------------
                                             Purchases         Sales          Purchases        Sales
                                          --------------------------------  -------------------------------
DFA Investment Dimensions Group, Inc.:
   DFA Small Value Portfolio               $       91,674 $          452        $  25,239     $  38,146
   DFA Large Value Portfolio                      261,676         54,233           45,129        37,237
   DFA International Value Portfolio              166,821          2,791          152,474        57,091
   DFA International Small Portfolio               28,658         13,968           11,593        37,285
   DFA Short-Term Fixed Portfolio                 262,609         77,974           28,538        34,174
   DFA Global Bond Portfolio                      189,239        268,739           45,878         5,507
The Federated Insurance Series:
   Federated American Leaders Fund II             333,349        236,567          353,039       279,825
   Federated Utility Fund II                       71,672         79,907           56,167       126,228
   Federated Prime Money Fund II                3,494,681      3,295,704          686,047       605,135
   Federated High Income Bond Fund II             325,280        115,180          117,276       262,599
   Federated Fund for U. S. Government
     Securities II                                280,246        140,014           61,995       200,756
Wanger Advisors Trust:
   Wanger U. S. Small Cap Advisor                 216,396        112,722          153,310       169,367
   Wanger International Small Cap Advisor         279,861        225,695           88,985       190,566
The Montgomery Funds III:
   Montgomery Growth Portfolio                    700,159        510,508          191,313       136,925
   Montgomery Emerging Markets Portfolio           33,585         18,977           41,007        75,726
Strong Variable Insurance Funds, Inc.:
   Strong International Stock Fund II              16,542            166           11,881            75
   Strong Schafer Value Fund II                     1,989             14            1,041             2
Stein Roe Variable Investment Trust:
   Stein Roe Small Company Growth Fund,
     Variable Series                                    -             93            5,450            32

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




2. Investments (continued)

                                                               Year ended December 31
                                                       2000                              1999
                                          --------------------------------  -------------------------------
                                             Purchases         Sales          Purchases        Sales
                                          --------------------------------  -------------------------------
Warburg Pincus Trust:
   Warburg Pincus International Equity
     Portfolio                             $     103,481    $     48,364        $    4,415    $    4,615
   Warburg Pincus Small Company Growth
     Portfolio                                   545,450         340,199            42,230         1,446
Endeavor Series Trust:
   T. Rowe Price International Stock
     Portfolio                                   220,489          29,629           118,322        24,870
   Dreyfus SmallCap Value Portfolio              526,464         437,983            43,766        25,442
   Endeavor Enhanced Index Portfolio             281,555         146,033           125,542        31,009
WRL Series Fund, Inc.:
   WRL Alger Aggressive Growth Portfolio         296,529         173,459             1,127             3
   WRL Janus Global Portfolio                  1,055,008         549,798            12,608             8
   WRL Janus Growth Portfolio                  3,401,858         362,162            15,155             9
   WRL Janus Strategic Return Portfolio          300,196           2,834             1,058             2
   WRL J. P. Morgan Real Estate
     Securities Portfolio                             15              12               999             2

3. Contract Owner's Equity

Contract owner's equity in the WRL JP Morgan Real Estate and Strong Schafer Value Fund II subaccounts include $1,227 and $1,114, respectively, which represents the current market value of AUSA's capital contribution to the Subaccounts in excess of 5% of net assets.

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owner's Equity (continued)

A summary of deferred annuity contracts terminable by owners at December 31, 2000 follows:

                                                    Accumulation Units     Accumulation     Total Contract
                    Subaccount                             Owned            Unit Value          Value
------------------------------------------------------------------------------------------------------------
DFA Small Value                                           8,639.138         $13.992957         $   120,887
DFA Large Value                                          20,089.741          15.175628             304,874
DFA International Value                                  24,862.004          13.202054             328,230
DFA International Small                                   5,751.034           9.023357              51,894
DFA Short-Term Fixed                                     16,914.101          11.995739             202,897
DFA Global Bond                                          25,925.048          12.494945             323,932
Federated American Leaders Fund II                       29,223.248          15.501361             453,000
Federated Utility Fund II                                 4,739.127          12.796259              60,643
Federated Prime Money Fund II                            32,978.072          11.854943             390,953
Federated High Income Bond Fund II                       36,838.759          10.458922             385,294
Federated Fund for U. S. Government Securities II        19,237.957          12.522024             240,898
Wanger U. S. Small Cap Advisor                           13,422.179          16.401760             220,147
Wanger International Small Cap Advisor                    9,487.801          17.811315             168,990
Montgomery Growth                                        23,480.339          13.737226             322,555
Montgomery Emerging Markets                               7,183.791           6.368721              45,752
Strong International Stock Fund II                        3,081.925           8.863852              27,318
Strong Schafer Value Fund II                                290.551          10.566147               3,070
Stein Roe Small Company Growth                              811.530          13.147168              10,669
Warburg Pincus International Equity                       4,464.617          11.278850              50,356
Warburg Pincus Small Company Growth                      10,917.692          17.390609             189,865
T. Rowe Price International Stock                        24,836.835          11.258096             279,615
Dreyfus SmallCap Value                                   10,269.141          12.795503             131,399
Endeavor Enhanced Index                                  16,246.840          13.565677             220,399
WRL Alger Aggressive Growth                               8,238.761          10.207450              84,097
WRL Janus Global                                         26,705.238          12.796557             341,735
WRL Janus Growth                                        191,435.277           9.645422           1,846,474
WRL Janus Strategic Return                               27,243.447          10.127793             275,916
WRL J. P. Morgan Real Estate Securities                     105.875          11.588066               1,227

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owner's Equity (continued)

A summary of changes in contract owners' account units follows:

                                                          DFA              DFA               DFA
                                         DFA Small       Large        International     International       DFA Short-
                                         Value Sub-    Value Sub-         Value             Small           Term Fixed
                                           account      account        Subaccount        Subaccount         Subaccount
                                        ---------------------------------------------------------------------------------
Units outstanding at January 1, 1999
                                             4,742         7,122             7,565           7,212             2,584
Units purchased                                608         1,643               810             269                 -
Units redeemed and transferred              (2,145)       (2,149)            5,398          (3,025)             (547)
                                        ---------------------------------------------------------------------------------
Units outstanding at December 31, 1999
                                             3,205         6,616            13,773           4,456             2,037
Units purchased                              1,213        10,521             5,412           1,340            14,878
Units redeemed and transferred               4,221         2,953             5,677             (45)               (1)
                                        ---------------------------------------------------------------------------------
Units outstanding at December 31, 2000
                                             8,639        20,090            24,862           5,751            16,914
                                        =================================================================================
                                                          Federated                        Federated        Federated
                                                           American        Federated         Prime         High Income
                                         DFA Global        Leaders          Utility          Money             Bond
                                            Bond           Fund II          Fund II         Fund II          Fund II
                                         Subaccount       Subaccount       Subaccount      Subaccount       Subaccount
                                        ---------------------------------------------------------------------------------
Units outstanding at January 1, 1999
                                            32,339          21,099            10,988          10,252           35,115
Units purchased                              1,007           3,784               781          43,804            2,876
Units redeemed and transferred                 736          (1,101)           (6,361)        (37,007)         (17,983)
                                        ---------------------------------------------------------------------------------
Units outstanding at December 31, 1999
                                            34,082          23,782             5,408          17,049           20,008
Units purchased                             11,206           6,364             1,230         131,189           19,899
Units redeemed and transferred             (19,363)           (923)           (1,899)       (115,260)          (3,068)
                                        ---------------------------------------------------------------------------------
Units outstanding at December 31, 2000
                                            25,925          29,223             4,739          32,978           36,839
                                        =================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owner's Equity (continued)

                                         Federated Fund      Wanger          Wanger
                                           for U. S.       U. S. Small   International                      Montgomery
                                           Government          Cap         Small Cap       Montgomery        Emerging
                                         Securities II       Advisor        Advisor          Growth          Markets
                                           Subaccount      Subaccount      Subaccount      Subaccount       Subaccount
                                        ---------------------------------------------------------------------------------
Units outstanding at January 1, 1999
                                              21,492           8,428          14,103           7,015           11,154
Units purchased                                2,148           1,724           1,680           3,983            2,537
Units redeemed and transferred               (15,437)         (3,157)         (7,803)            344           (8,387)
                                        ---------------------------------------------------------------------------------
Units outstanding at December 31, 1999
                                               8,203           6,995           7,980          11,342            5,304
Units purchased                               15,323           5,135           4,155          15,536            1,345
Units redeemed and transferred                (4,288)          1,292          (2,647)         (3,398)             535
                                        ---------------------------------------------------------------------------------
Units outstanding at December 31, 2000
                                              19,238          13,422           9,488          23,480            7,184
                                        =================================================================================
                                            Strong                                                           Warburg
                                        International       Strong        Stein Roe      Warburg Pincus    Pincus Small
                                            Stock       Schafer Value   Small Company    International       Company
                                           Fund II         Fund II          Growth           Equity           Growth
                                          Subaccount      Subaccount      Subaccount       Subaccount       Subaccount
                                        ---------------------------------------------------------------------------------
Units outstanding at January 1, 1999
                                                343             -              276              906               125
Units purchased                               1,203           107              537              382               412
Units redeemed and transferred                   (1)           (1)              (1)            (427)            2,362
                                        ---------------------------------------------------------------------------------
Units outstanding at December 31, 1999
                                              1,545           106              812              861             2,899
Units purchased                               1,494           185                1            2,104             4,663
Units redeemed and transferred                   43             -               (1)           1,500             3,356
                                        ---------------------------------------------------------------------------------
Units outstanding at December 31, 2000
                                              3,082           291              812            4,465            10,918
                                        =================================================================================

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




3. Contract Owner's Equity (continued)

                                                 T. Rowe
                                                  Price          Dreyfus        Endeavor        WRL Alger
                                              International     SmallCap        Enhanced        Aggressive
                                                  Stock           Value          Index            Growth
                                                Subaccount     Subaccount      Subaccount       Subaccount
                                              ---------------------------------------------------------------
Units outstanding at January 1, 1999                2,246          2,299           2,043               -
Units purchased                                       288             56           2,540              99
Units redeemed and transferred                      7,936          1,430           4,101              (1)
                                              ---------------------------------------------------------------
Units outstanding at December 31, 1999             10,470          3,785           8,684              98
Units purchased                                    11,416          4,794           2,316           6,579
Units redeemed and transferred                      2,951          1,690           5,247           1,562
                                              ---------------------------------------------------------------
Units outstanding at December 31, 2000             24,837         10,269          16,247           8,239
                                              ===============================================================
                                                                                                WRL J. P.
                                                                                WRL Janus      Morgan Real
                                                WRL Janus       WRL Janus       Strategic         Estate
                                                  Global         Growth          Return         Securities
                                                Subaccount     Subaccount      Subaccount       Subaccount
                                              ---------------------------------------------------------------
Units outstanding at January 1, 1999                    -               -              -               -
Units purchased                                       524             689            104             107
Units redeemed and transferred                        382             429             (1)             (1)
                                              ---------------------------------------------------------------
Units outstanding at December 31, 1999                906           1,118            103             106
Units purchased                                    22,557         180,618         23,103               -
Units redeemed and transferred                      3,242           9,699          4,037               -
                                              ---------------------------------------------------------------
Units outstanding at December 31, 2000             26,705         191,435         27,243             106
                                              ===============================================================

4. Administrative, Mortality and Expense Risk Charges

An annual charge is deducted from the unit values of the subaccounts of the Mutual Fund Account for AUSA's assumption of certain mortality and expense risks incurred in connection with the contract. It is assessed daily based on the net asset value of the Mutual Fund Account. The effective annual rate for this charge is .50%.

An administrative charge of .15% annually is deducted from the unit values of the subaccounts of the Mutual Fund Account. This charge is assessed daily by AUSA. AUSA also deducts an annual policy fee of $30 per contract. The annual policy fee is deducted proportionately from the subaccounts accumulated value. These deductions represent reimbursement for the costs expected to be incurred over the life of the contract for issuing and maintaining each contract and the Mutual Fund Account.

                        AUSA Life Insurance Company, Inc.
              Separate Account C - Advisor's Edge Variable Annuity

                    Notes to Financial Statements (continued)




5. Taxes

Operations of the Mutual Fund Account form a part of AUSA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of AUSA for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from AUSA. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to AUSA.

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a)  Financial Statements.

     Part A.  None

     Part B. Financial Statements of Subaccounts of AUSA Life Insurance Company, Inc. Separate Account C (formerly First Providian Life and Health Insurance Company Separate Account C) which are available for investment by Advisor's Edge Contract Owners as of December 31, 2000 and for each of the two years in the period ended December 31, 2000.

     Statutory-basis financial statements of AUSA Life Insurance Company, Inc. as of December 31, 2000 and 1999 and for each of the three years in the period ended December 31, 2000 with Report of Independent Auditors.

     Part C.  None

(b)  Exhibits.

     (1) Resolution of the Board of Directors of First Providian Life and Health Insurance Company ("First Providian ") authorizing establishment of the Separate Account./2/
     (2)  Not Applicable.
     (3)  Distribution Agreement.
          (a)  Form of Selling Agreement./2/
     (4)  (a)  Form of variable annuity contract./2/
     (5)  (a)  Form of Application./2/
     (6)  (a)  Articles of Incorporation of AUSA Life Insurance Company, Inc./4/
          (b)  By-Laws of AUSA Life Insurance Company, Inc./4/
     (7)  Not Applicable.
     (8) (a) Participation Agreement by and between Wanger Advisors Trust and First Providian dated November 15, 1996./3/
          (b) Amendment No. 1 dated December 16, 1996 to Participation Agreement by and between Wanger Advisors Trust and First Providian dated November 15, 1996./3/
          (c) Participation Agreement among Federated Insurance Series, Federated Advisers, Federated Securities Corp. and First Providian dated November 15, 1996./3/
          (d) Participation Agreement among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors Inc., DFA Securities, Inc. and First Providian dated November 15, 1996./3/
          (e) Marketing Agreement between DFA Securities, Inc. and First Providian dated November 15, 1996./3/
          (f) Amendment dated February 10, 1997 to the Marketing Agreement between DFA Securities, Inc. and First Providian dated
               November 15, 1996./3/
          (g) Amendment dated March 4, 1997 to the Participation Agreement among DFA Investment Dimensions Group, Inc., Dimensional Fund Advisors, Inc., DFA Securities, Inc. and First Providian and Marketing Agreement between DFA Securities, Inc. and First Providian dated November 15, 1996./3/
          (h) Amendment dated April 15, 1997 to the Participation Agreement among DFA Investment Dimensions Group Inc., Dimensional Fund Advisors Inc., DFA Securities, Inc., and First Providian dated November 15, 1996./3/
          (i) Participation Agreement among Montgomery Funds III, Montgomery Asset Management, L.P. and First Providian dated November 15, 1996./3/
          (j) Participation Agreement among First Providian Life and Health Insurance Company, Warburg Pincus Trust, Warburg Pincus Asset Management, Inc. and Counsellors Securities, Inc. dated
               August 11, 1998./5/
     (9)  (a)  Opinion and Consent of Counsel./1/

     (10) Consent of Independent Auditors./1/
     (11) No Financial Statements are omitted from Item 23.
     (12) Not Applicable.
     (13) Performance Computation./12/
     (14) Not Applicable.

-------------------------
/1/  Filed herewith.
/2/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94204 (as filed July 16, 1996).
/3/ Incorporated by reference from Post-Effective Amendment No. 2 to the Registration Statement of First Providian Life and Health Insurance Company, File No. 33-94204 (as filed July 29, 1997).
/4/ Incorporated by reference from Initial Registration Statement on Form N-4 of AUSA Life Insurance Company, Inc. - AUSA Endeavor Variable Annuity Account, File No. 33-83560 (as filed on September 1, 1994).
/5/ Incorporated by reference from Initial Registration Statement on Form N-4 of AUSA Life Insurance Company, Inc. Separate Account C, File No. 333-65149 (as filed October 1, 1998)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

OFFICERS:

Director, President and Chairman of the Board... Tom A. Schlossberg
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Director........................................ Wiliam Brown Jr.
                                                 Brownstone Managements
                                                 14 Windward Ave.
                                                 White Plains, NY 10605

Director and Vice President..................... William L. Busler
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Vice President and Chief Financial Officer...... Patrick S. Baird
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Secretary....................................... Craig D. Vermie
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director and Chief Actuary...................... Colette B. Vargas
                                                 4 Manhattanville Road
                                                 Purchase, NY 10577

Treasurer....................................... Brenda K. Clancy
                                                 4333 Edgewood Road NE
                                                 Cedar Rapids, IA 52499

Director........................................ Jack R. Dykhouse
                                                 Brown Trail, Suite 302
                                                 Bedford, TX 76021

Director........................................ Steven E. Frushtick
                                                 500 Fifth Avenue
                                                 New York, NY 10110

Director........................................ Carl Thor Hanson
                                                 900 Birdseye Road
                                                 P.O. Box 112
                                                 Orient, NY 11957-0112

Director and Vice President..................... Robert S. Rubinstein
                                                 4 Manhattanville Rd.
                                                 Purchase, NY 10577

Director........................................ Peter P. Post
                                                 415 Madison Avenue
                                                 New York, NY 10017

Director........................................ Cor H. Verhagen
                                                 51 JFK Parkway
                                                 Short Hills, NJ 07078

Director........................................ E. Kirby Warren
                                                 725 Uris Hall
                                                 116th Street & Broadway
                                                 New York, NY 10027

Director and Vice President..................... Eric B. Goodman
                                                 400 West Market Street
                                                 Louisville, KY 40202

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

  The Depositor, AUSA Life Insurance Company, Inc. ("AUSA Life"), is indirectly wholly owned by AEGON USA, Inc. The Registrant is a segregated asset account of AUSA Life.

  The following chart indicates the persons controlled by or under common control with AUSA Life.

                                 Jurisdiction of          Percent of Voting
Name                              Incorporation           Securities Owned               Business
------------------------------  ------------------  -----------------------------  ---------------------

AEGON N.V.                      Netherlands         51.16% of Vereniging           Holding company
                                                    AEGON Netherlands
                                                    Membership Association

Groninger Financieringen B.V.   Netherlands         100% AEGON N.V.                Holding company

AEGON Netherland N.V.           Netherlands         100% AEGON N.V.                Holding company

AEGON Nevak Holding B.V.        Netherlands         100% AEGON N.V.                Holding company

AEGON International N.V.        Netherlands         100% AEGON N.V.                Holding company

Voting Trust Trustees:          Delaware                                           Voting Trust
K.J.Storm
Donald J. Shepard H.B.
Van Wijk Dennis Hersch

AEGON U.S. Holding Corporation  Delaware            100% Voting Trust              Holding company

Short Hills Management Company  New Jersey          100% AEGON U.S.                Holding company
                                                    Holding Corporation

COPRA Reinsurance Company       New York            100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON Management Company        Indiana             100% AEGON U.S.                Holding company
                                                    Holding Corporation

AEGON USA, Inc.                 Iowa                100% AEGON U.S.                Holding company

RCC North America Inc.          Delaware            100% AEGON U.S.                Real estate

Transamerica Holding Company    Delaware            100% AEGON USA, Inc.           Holding company

AEGON Funding Corp.             Delaware            100% Transamerica              Issue debt
                                                    Holding Corporation            securities-net
                                                                                   proceeds used to
                                                                                   make loans to
                                                                                   affiliates


First AUSA Life Insurance       Maryland            100% Transamerica Holding      Insurance holding
 Company                                            Company                        company

AUSA Life Insurance             New York            82.33% First AUSA Life         Insurance
Company, Inc.                                       Insurance Company
                                                    17.67% Veterans Life
                                                    Insurance Company

Life Investors Insurance        Iowa                100% First AUSA Life Ins. Co.  Insurance
Company of America

                                 Jurisdiction of          Percent of Voting
Name                              Incorporation           Securities Owned               Business
------------------------------  ------------------  -----------------------------  ---------------------

Life Investors Alliance, LLC    Delaware            100% LIICA                     Purchase, own, and
                                                                                    hold the equity
                                                                                    interest of other
                                                                                    entities

Great American Insurance        Iowa                100 % LIICA                    Marketing
Agency, Inc.

Bankers United Life             Iowa                100% Life Investors            Insurance
Assurance Company                                   Insurance Company of America


Transamerica Life Insurance     Iowa                100% First AUSA Life Ins. Co.  Insurance
 Company

AEGON Financial Services        Minnesota           100% PFL Life Insurance Co.    Marketing
Group, Inc.

AEGON Assignment Corporation    Kentucky            100% AEGON Financial           Administrator of
of Kentucky                                         Services Group, Inc.           structured
                                                                                   settlements


AEGON Assignment Corporation    Illinois            100% AEGON Financial           Administrator of
                                                    Services Group, Inc.           structured
                                                                                   settlements

Southwest Equity Life Ins. Co.  Arizona             100% of Common Voting Stock    Insurance
                                                    First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance    Arizona             100% of Common Voting Stock    Insurance
 Co.                                                First AUSA Life Ins. Co.

Western Reserve Life            Ohio                100% First AUSA Life Ins. Co.  Insurance
 Assurance Co. of Ohio

WRL Series Fund, Inc.           Maryland            Various                        Mutual fund

WRL Investment Services, Inc.   Florida             100% Western Reserve Life      Provides
                                                    Assurance Co. of Ohio          administration for
                                                                                   affiliated mutual
                                                                                   fund

WRL Investment                  Florida             100% Western Reserve Life      Registered
Management, Inc.                                    Assurance Co. of Ohio          Investment advisor


ISI Insurance Agency, Inc.      California          100% Western Reserve Life      Insurance agency
and Subsidiaries                                    Assurance Co. of Ohio


ISI Insurance Agency            Alabama             100% ISI Insurance Agency,     Insurance agency
of Alabama, Inc.                                    Inc.


ISI Insurance Agency            Ohio                100% ISI Insurance Agency,     Insurance agency
of Ohio, Inc.                                       Inc.


ISI Insurance Agency            Massachusetts       100% ISI Insurance Agency,     Insurance agency
of Massachusetts, Inc.                              Inc.


ISI Insurance Agency            Texas               100% ISI Insurance Agency,     Insurance agency
of Texas, Inc.                                      Inc.


                                 Jurisdiction of          Percent of Voting
Name                              Incorporation           Securities Owned               Business
------------------------------  ------------------  -----------------------------  ---------------------

ISI Insurance Agency            Hawaii             100% ISI Insurance Agency,      Insurance agency
of Hawaii, Inc.                                    Inc.

ISI Insurance Agency            New Mexico         100% ISI Insurance Agency,      Insurance agency
of New Mexico, Inc.                                Inc.


AEGON Equity Group, Inc.        Florida            100% Western Reserve Life       Insurance agency
                                                   Assurance Co. of Ohio

Monumental General Casualty     Maryland           100% First AUSA Life Ins. Co.   Insurance
 Co.

United Financial Services,      Maryland           100% First AUSA Life Ins. Co.   General agency
 Inc.

Bankers Financial Life Ins.     Arizona            100% First AUSA Life Ins. Co.   Insurance
 Co.

The Whitestone Corporation      Maryland           100% First AUSA Life Ins. Co.   Insurance agency

Cadet Holding Corp.             Iowa               100% First AUSA Life Ins. Co.   Holding company

Monumental General Life         Puerto Rico        51% First AUSA Life             Insurance
Insurance Company of                               Insurance Company
Puerto Rico                                        49% Baldrich & Associates
                                                   of Puerto Rico

AUSA Holding Company            Maryland           100% AEGON USA, Inc.            Holding company

Monumental General Insurance    Maryland           100% AUSA Holding Co.           Holding company
 Group, Inc.

Trip Mate Insurance Agency,     Kansas             100% Monumental General         Sale/admin. of
 Inc.                                              Insurance Group, Inc.           travel insurance

Monumental General              Maryland           100% Monumental General         Provides management
Administrators, Inc.                               Insurance Group, Inc.           srvcs. to
                                                                                   unaffiliated third
                                                                                   party administrator


National Association            Maryland           100% Monumental General         Provides actuarial
 Management and Consultant                         Administrators, Inc.            consulting services
 Services, Inc.

Monumental General Mass         Maryland           100% Monumental General         Marketing arm for
 Marketing, Inc.                                   Insurance Group, Inc.           sale of mass
                                                                                   marketed insurance
                                                                                   coverage

Transamerica Capital, Inc.      California         100% AUSA Holding Co.           Broker/Dealer

Endeavor Management Company     California         100% AUSA Holding Co.           Investment Management

Universal Benefits Corporation  Iowa               100% AUSA Holding Co.           Third party
                                                                                   administrator


                                 Jurisdiction of          Percent of Voting
Name                              Incorporation           Securities Owned               Business
------------------------------  ------------------  -----------------------------  ---------------------

Investors Warranty of           Iowa             100% AUSA Holding Co.            Provider of
America, Inc.                                                                     automobile extended
                                                                                  maintenance contracts

Massachusetts Fidelity Trust    Iowa             100% AUSA Holding Co.            Trust company
 Co.

Money Service, Inc.             Delaware         100% AUSA Holding Co.            Provides financial
                                                                                  counseling for
                                                                                  employees and agents
                                                                                  of affiliated
                                                                                  companies

ADB Corporation, L.L.C.         Delaware         100% Money Services, Inc.        Special purpose
                                                                                  limited Liability
                                                                                  company

ORBA Insurance Services, Inc.   California       26.91% Money Services, Inc.      Insurance agency

Great Companies, L.L.C.         Iowa             30% Money Services, Inc.         Markets & sells
                                                                                  mutual funds &
                                                                                  individually managed
                                                                                  accounts

Roundit, Inc.                   Maryland         50% AUSA Holding Co.             Financial services

Zahorik Company, Inc.           California       100% AUSA Holding Co.            Broker-Dealer

ZCI, Inc.                       Alabama          100% Zahorik Company, Inc.       Insurance agency

Zahorik Texas, Inc.             Texas            100% Zahorik Company, Inc.       Insurance agency

Long, Miller & Associates,      California       33-1/3% AUSA Holding Co.         Insurance agency
 L.L.C.

AEGON Asset Management          Delaware         100% AUSA Holding Co.            Registered investment
 Services, Inc.                                                                   advisor

InterSecurities, Inc.           Delaware         100% AUSA Holding Co.            Broker-Dealer

Associated Mariner Financial    Michigan         100% InterSecurities, Inc.       Holding company/
 Group, Inc.                                                                      management services


Associated Mariner Ins. Agency  Massachusetts    100% Associated Mariner          Insurance agency
of Massachusetts, Inc.                           Agency, Inc.

Associated Mariner Agency       Ohio             100% Associated Mariner          Insurance agency
Ohio, Inc.                                       Agency, Inc.

Associated Mariner Agency       Texas            100% Associated Mariner          Insurance agency
Texas, Inc.                                      Agency, Inc.

PIA 2000-A, L.P.                Delaware         Intersecurities, Inc. is the     Private placement
                                                 General Partner                  investment limited
                                                                                  partnership

Idex Investor Services, Inc.    Florida          100% AUSA Holding Co.            Shareholder services

Idex Management, Inc.           Delaware         100% AUSA Holding Co.            Investment advisor



                                 Jurisdiction of          Percent of Voting
Name                              Incorporation           Securities Owned               Business
------------------------------  ------------------  -----------------------------  ---------------------

IDEX Mutual Funds               Massachusetts    Various                          Mutual fund

Diversified Investment          Delaware         100% AUSA Holding Co.            Registered investment
Advisor, Inc.                                                                     advisor


Diversified Investors           Delaware         100% Diversified Investment      Broker-Dealer
 Securities Corp.                                Advisors, Inc.

George Beram & Company, Inc.    Massachusetts    100% Diversified Investment      Employee benefit and
                                                 Advisors, Inc.                   actuarial consulting

AEGON USA Securities, Inc.      Iowa             100% AUSA Holding Co.            Broker-Dealer
                                                                                  (De-registered)

Creditor Resources, Inc.        Michigan         100% AUSA Holding Co.            Credit insurance

CRC Creditor Resources          Canada           100% Creditor Resources, Inc.    Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment            Iowa             100% AUSA Holding Co.            Investment advisor
 Management, Inc.

AEGON USA Realty                Iowa             100% AUSA Holding Co.            Provides real estate
Advisors, Inc.                                                                    administrative and
                                                                                  real estate investment


AEGON USA Real Estate           Delaware         100% AEGON USA Realty            Real estate and
Services, Inc.                                   Advisors, Inc.                   mortgage holding
                                                                                  company


QSC Holding, Inc.               Delaware         100% AEGON USA Realty            Real estate and
                                                 Advisors, Inc.                   financial software
                                                                                  production and sales

Landauer Associates, Inc.       Delaware         100% AEGON USA Realty            Real estate counseling
                                                 Advisors, Inc.

Landauer Realty Associates,     Texas            100% Landauer Associates, Inc.   Real estate counseling
 Inc.

Realty Information Systems,     Iowa             100% AEGON USA Realty            Information Systems
 Inc.                                            Advisors, Inc.                   for real estate
                                                                                  investment management

USP Real Estate Investment      Iowa             12.89% First AUSA Life Ins. Co.  Real estate
 Trust                                           13.11% PFL Life Ins. Co.         investment trust
                                                 4.86% Bankers United Life
                                                 Assurance Co.

RCC Properties Limited          Iowa             AEGON USA Realty Advisors,       Limited Partnership
Partnership                                      Inc. is General Partner and 5%
                                                 owner.

Commonwealth General            Delaware         100% Transamerica Holding        Holding company
 Corporation ("CGC")                             Company

AFSG Securities Corporation     Pennsylvania     100% CGC                         Broker-Dealer


                                Jurisdiction of          Percent of Voting
Name                             Incorporation           Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------

Benefit Plans, Inc.             Delaware         100% CGC                         TPA for Peoples
                                                                                  Security Life
                                                                                  Insurance Company

AEGON Alliances, Inc.           Virginia         100% Benefit Plans, Inc.         General agent

Capital 200 Block Corporation   Delaware         100% CGC                         Real estate holdings

Commonwealth General            Kentucky         100% CGC                         Administrator of
 Assignment Corporation                                                           structured settlements

AEGON Institutional Markets,    Delaware         100% CGC                         Provider of
 Inc.                                                                             investment, marketing
                                                                                  and admin. services
                                                                                  to ins. cos.

Monumental Agency Group, Inc.   Kentucky         100% CGC                         Provider of services
                                                                                  to
                                                                                  insurance  companies

Ampac Insurance Agency, Inc.    Pennsylvania     100% CGC                         Provider of
(EIN 23-1720755)                                                                  management support
                                                                                  services


Compass Rose Development        Pennsylvania     100% Ampac Insurance             Special-purpose
 Corporation                                     Agency, Inc.                     subsidiary


Financial Planning Services,    Dist. Columbia   100% Ampac Insurance             Special-purpose
 Inc.                                            Agency, Inc.                     subsidiary


Frazer Association              Illinois         100% Ampac Insurance             TPA license-holder
Consultants, Inc.                                Agency, Inc.

National Home Life Corporation  Pennsylvania     100% Ampac Insurance             Special-purpose
                                                 Agency, Inc.                     subsidiary


Valley Forge Associates, Inc.   Pennsylvania     100% Ampac Insurance             Furniture & equipment
                                                 Agency, Inc.                     lessor


Veterans Benefit Plans, Inc.    Pennsylvania     100% Ampac Insurance             Administrator of
                                                 Agency, Inc.                     group insurance
                                                                                  programs


Veterans Insurance Services,    Delaware         100% Ampac Insurance             Special-purpose
 Inc.                                            Agency, Inc.                     subsidiary


Academy Insurance Group, Inc.   Delaware         100% CGC                         Holding company

Academy Life Insurance Co.      Missouri         100% Academy Insurance           Insurance company
                                                 Group, Inc.

Pension Life Insurance          New Jersey       100% Academy Life                Insurance company
Company of America                               Insurance Company

FED Financial, Inc.             Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary



                                Jurisdiction of       Percent of Voting
Name                             Incorporation        Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------

Veterans Life Insurance Co.     Illinois         100% Peoples Benefit             Insurance company
                                                 Life Insurance Company

Peoples Benefit Services, Inc.  Pennsylvania     100% Veterans Life Insurance     Special-purpose
                                                 Company                          subsidiary

Coverna Direct Insurance        Maryland         100% Peoples Benefit             Insurance agency
Services, Inc.                                   Life Insurance Company

Ammest Realty Corporation       Texas            100% Monumental Life             Special-purpose
                                                 Insurance Company                subsidiary


JMH Operating Company, Inc.     Mississippi      100% People's Benefit Life       Real estate holdings
                                                 Insurance Company

Capital Liberty, L.P.           Delaware         99.0% Monumental Life            Holding company
                                                 Insurance Company
                                                 1.0% CGC

Transamerica Corporation        Delaware         100% AEGON NV                    Major interest in
 ("TAC")                                                                          insurance and finance

AEGON Funding Company II        Delaware         100% TAC                         Commercial paper
                                                                                  insurance

Transamerica Pacific            Hawaii           100% TAC                         Life insurance
 Insurance Company, Ltd.

TREIC Enterprises, Inc.         Delaware         100% TFC                         Investments

ARC Reinsurance Corporation     Hawaii           100% Transamerica Corp.          Property & Casualty
                                                                                  Insurance

Transamerica Management, Inc.   Delaware         100% ARC Reinsurance Corp.       Asset management

Inter-America Corporation       California       100% Transamerica Corp.          Insurance Broker

Pyramid Insurance Company,      Hawaii           100% Transamerica Corp.          Property & Casualty
 Ltd.                                                                             Insurance

Transamerica Business Tech      Delaware         100% Transamerica Corp.          Telecommunications
 Corp.                                                                            and data processing

Transamerica CBO I, Inc.        Delaware         100% Transamerica Corp.          Owns and manages a
                                                                                  pool of high-yield
                                                                                  bonds

Transamerica Corporation        Oregon           100% Transamerica Corp.          Name holding only -
 (Oregon)                                                                         Inactive

Transamerica Finance Corp.      Delaware         100% Transamerica Corp.          Commercial & Consumer
                                                                                  Lending & equipment
                                                                                  leasing

TA Leasing Holding Co., Inc.    Delaware         100% Transamerica Finance Corp.  Holding company


                                 Jurisdiction of          Percent of Voting
Name                              Incorporation           Securities Owned               Business
------------------------------  ------------------  -----------------------------  ---------------------
Trans Ocean Ltd.                Delaware        100% TA Leasing Holding Co.       Holding company
                                                 Inc.

Trans Ocean Container Corp.     Delaware         100% Trans Ocean Ltd.            Intermodal leasing
("TOCC")

SpaceWise Inc.                  Delaware         100% TOCC                        Intermodal leasing

Trans Ocean Container           Delaware         100% TOL                         Intermodal leasing
Finance Corp.

Trans Ocean Leasing             Germany          100% TOCC                        Intermodal leasing
Deutschland GmbH

Trans Ocean Leasing PTY Ltd.    Austria          100% TOCC                        Intermodal leasing

Trans Ocean Management S.A.     Switzerland      100% TOCC                        Intermodal lesing

Trans Ocean Regional            California       100% TOCC                        Holding company
Corporate Holdings

Trans Ocean Tank Services       Delaware         100% TOCC                        Intermodal leasing
 Corp.

Transamerica Leasing Inc.       Delaware         100% TA Leasing Holding Co.      Leases & Services
                                                                                  intermodal equipment

Transamerica Leasing Holdings   Delaware         100% Transamerica Leasing Inc.   Holding company
Inc. ("TLHI")

Greybox Logistics Services      Delaware         100% TLHI                        Intermodal leasing
 Inc.

Greybox L.L.C. ("G")            Delaware         100% TLHI                        Intermodal freight
                                                                                  container interchange
                                                                                  facilitation service

Transamerica Trailer            France           100% Greybox L.L.C.              Leasing
Leasing S.N.C.

Greybox Services Limites        U.K.             100% TLHI                        Intermodal leasing

Intermodal Equipment, Inc.      Delaware         100% TLHI                        Intermodal leasing

Transamerica Leasing N.V.       Belg.            100% Intermodal Equipment Inc.   Leasing

Transamerica Leasing SRL        Italy            100% Intermodal Equipment Inc.   Leasing

Transamerica Distribution       Delaware         100% TLHI                        Dormant
Services, Inc.

Transamerica Leasing            Belg.            100% TLHI                        Leasing
Coordination Center

Transamerica Leasing do         Braz.            100% TLHI                        Container Leasing
Brasil Ltda.

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  --------------   -----------------------------  ---------------------
Transamerica Leasing GmbH       Germany          100% TLHI                        Leasing

Transamerica Trailer Leasing    Poland           100% TLHI                        Leasing
 Sp. z.o.o

Transamerica Leasing Limited    U.K.             100% TLHI                        Leasing

ICS Terminals (UK) Limited      U.K.             100% Transamerica Leasing        Leasing
                                                 Limited

Transamerica Leasing Pty. Ltd.  Australia        100% TLHI                        Leasing

Transamerica Leasing (Canada)   Canada           100% TLHI                        Leasing
 Inc.

Transmerica Leasing (HK) Ltd.   H.K.             100% TLHI                        Leasing

Transamerica Leasing            S. Africa        100% TLHI                        In Liquidation -
(Proprietary) Limited                                                             Intermodal leasing


Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
 I Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
 II Inc.

Transamerica Trailer Holdings   Delaware         100% TLHI                        Holding company
 III Inc.

Transamerica Trailer Leasing    Swed.            100% TLHI                        Leasing
 AB

Transamerica Trailer Leasing    Swetzerland      100% TLHI                        Leasing
 AG

Transamerica Trailer Leasing    Denmark          100% TLHI                        Leasing
 A/S

Transamerica Trailer Leasing    Germany          100% TLHI                        Leasing
 GmbH

Transamerica Trailer Leasing    Belgium          100% TLHI                        Leasing
 (Belgium) N.V.

Transamerica Trailer Leasing    Netherlands      100% TLHI                        Leasing
 (Netherlands) B.V.

Transamerica Alquiler de        Spain            100% TLHI                        Leasing
 Trailer Spain S.L.

Transamerica Transport Inc.     New Jersey       100% TLHI                        Dormant

Transamerica Commercial         Delaware         100% Transamerica Finance Corp.  Holding company
 Finance Corporation, I
 ("TCFCI")

Transamerica Equipment          Delaware         100% TCFCI                       Investment in Various
 Financial Services                                                               equipment leases and
 Corporation                                                                      loans

                                Jurisdiction of          Percent of Voting
Name                             Incorporation           Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------

Ammest Development Corp. Inc.       Kansas       100% Academy Insurance           Special-purpose
                                                  Group, Inc.                     subsidiary

Ammest Insurance Agency, Inc.   California       100% Academy Insurance           General agent
                                                 Group, Inc.

Ammest Massachusetts            Massachusetts    100% Academy Insurance           Special-purpose
Insurance Agency, Inc.                           Group, Inc.                      subsidiary


Ammest Realty, Inc.             Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary


Ampac, Inc.                     Texas            100% Academy Insurance           Managing general agent
                                                 Group, Inc.

Ampac Insurance Agency, Inc.    Pennsylvania     100% Academy Insurance           Special-purpose
(EIN 23-2364438)                                 Group, Inc.                      subsidiary


Force Financial Group, Inc.     Delaware         100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary


Force Financial Services, Inc.  Massachusetts    100% Force Financial Group,      Special-purpose
                                                 Inc.                             subsidiary

Military Associates, Inc.       Pennsylvania     100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary


NCOAA Management Company        Texas            100% Academy Insurance           Special-purpose
                                                 Group, Inc.                      subsidiary


NCOA Motor Club, Inc.           Georgia          100% Academy Insurance           Automobile club
                                                 Group, Inc.

Unicom Administrative           Pennsylvania     100% Academy Insurance           Provider of admin.
Services, Inc.                                   Group, Inc.                      services


Unicom Administrative           Germany          100% Unicom Administrative       Provider of admin.
Services, GmbH                                   Services, Inc.                   services


Capital General Development     Delaware         100% CGC                         Holding company
 Corporation

Monumental Life                 Maryland         73.33% Capital General           Insurance company
Insurance Company                                Development Company
                                                 26.77% First AUSA Life
                                                 Insurance Company

AEGON Special Markets           Maryland         100% Monumental Life             Marketing company
Group, Inc.                                      Insurance Company

Peoples Benefit Life            Iowa             3.7% CGC                         Insurance company
Insurance Company                                20.0% Capital Liberty, L.P.
                                                 76.3% Monumental Life
                                                 Insurance Company


                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
BWAC Credit Corporation         Delaware         100% TCFCI                       Inactive

BWAC International Corporation  Delaware         100% TCFCI                       Retail Appliance and
                                                                                  furniture stores

BWAC Twelve, Inc.               Delaware         100% TCFCI                       Holding company

TIFCO Lending Corporation       Illinois         100% BWAC Twelve, Inc.           General financing

Transamerica Insurance          Maryland         100% BWAC Twelve, Inc.           Insurance premium
 Finance Corporation ("TIFC")                                                     financing

Transamerica Insurance          California       100% TIFC                        Iinsurance premium
 Finance Corporation,
 California

Transamerica Insurance          Ontario          100% TIFC                        Insurance premium
 Finance Corporation, Canada                                                      financing

Transamerica Business Credit    Delaware         100% TCFCI                       Lending, leasing &
 Corporation ("TBCC")                                                             equipment financing

Transamerica Mezzanine          Delaware         100% TBCC                        Holding company
Financing, Inc.

Bay Capital Corporation         Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Coast Funding Corporation       Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Small Business     Delaware         100% TBCC                        Holding company
 Capital, Inc. ("TSBC")

Transamerica Emergent           Delaware         100% SBCI                        Dormant
 Business Capital Holdings,
 Inc.

Gulf Capital Corporation        Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Direct Capital Equity           Delaware         100% TBCC                        Small business loans
 Investment, Inc.

TA Air East, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air I, Corp.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air II, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air III, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
TA Air IV, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air V, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VI, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VII, Corp.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air VIII, Corp.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air IX, Corp.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air X, Corp.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Air XI, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XII, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIV, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XV, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVI, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVII, Corp.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XVIII, Corp.             Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XIX, Corp.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Air XX, Corp.                Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Heli I, Inc.                 Delaware         100% TEFS                        Special purpose
                                                                                  corporation

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
TA Marine I, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine II, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TA Marine IV, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine VI, Inc.              Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine V, Inc.               Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Marine III, Corp.            Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TA Public Finance Air I, Corp.  Delaware         100% TEFS                        Special purpose
                                                                                  corporation

TBC I, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC II, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC III, Inc.                   Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC IV, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC V, Inc.                     Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC VI, Inc.                    Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax I, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax II, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax III, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IV, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax V, Inc.                 Delaware         100% TBCC                        Special purpose
                                                                                  corporation

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
TBC Tax VI, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VII, Inc.               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax VIII, Inc.              Delaware         100% TBCC                        Special purpose
                                                                                  corporation

TBC Tax IX, Inc.                Delaware         100% TBCC                        Special purpose
                                                                                  corporation

The Plain Company               Delaware         100% TBCC                        Special purpose
                                                                                  corporation

Transamerica Distribution       Delaware         100% TCFCI                       Holding company
 Finance Corporation ("TDFC")

Transamerica Accounts Holding   Delaware         100% TDFC                        Holding company
 Corp.

Transamerica Commercial         Delaware         100% TIFC                        Finance company
 Finance Corporation ("TCFC")

Transamerica Acquisition        Canada           100% TCFCC                       Holding company
 Corporation, Canada

Transamerica Distribution       Delaware         100% TCFC                        Commercial Finance
 Finance Corporation -
 Overseas, Inc. ("TDFOI")

TDF Mauritius Limited           Mauritius        100% TDFOI                       Mauritius holding
                                                                                  company

Inventory Funding Trust         Delaware         100% TCFC                        Delaware Business
                                                                                  Trust

Inventory Funding Company, LLC  Delaware         100% Inventory Funding Trust     Holding company

TCF Asset Management            Colorado         100% TCFC                        A depository for
 Corporation                                                                      foreclosed real and
                                                                                  personal property

Transamerica Joint Ventures,    Delaware         100% TCFC                        Holding company
 Inc.

Transamerica Inventory          Delaware         100% TDFC                        Holding company
 Finance Corporation ("TIFC")

Transamerica GmbH, Inc.         Delaware         100% TIFC                        Holding company

Transamerica                    Netherlands      100% Trans. GmbH, Inc.           Commercial lending in
 Fincieringsmaatschappij B.V.                                                     Europe

BWAC Seventeen, Inc.            Delaware         100% TIFC                        Holding company

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
Transamerica Commercial         Ontario         100% BWAC Seventeen, Inc.         Dormant
 Finance Canada, Limited

Transamerica Commercial         Canada           100% BWAC Seventeen, Inc.        Commercial finance
 Finance Corporation, Canada

TCF Commercial Leasing          Ontario          100% TCFCC                       Dormant
 Corporation, Canada

Cantrex Group Inc.              Quebec           76% TACC                         Buying group and
                                                                                  retail merchant
                                                                                  services

BWAC Twenty-One, Inc.           Delaware         100% TIFC                        Holding company

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Commercial lending
 Finance Limited ("TCFL")

TDF Credit Insurance Services   U.K.             100% TCFL                        Credit insurance
 Limited                                                                          brokerage

Whirlpool Financial                              100% TCFL                        Inactive - commercial
 Corporation Polska Spozoo                                                        finance

Transamerica Commercial         U.K.             100% BWAC Twenty-One Inc.        Holding company
 Holdings Limited

Transamerica Commercial         France           100% TIFC                        Factoring company
 Finance France S.A.

Transamerica GmbH               Frankfurt,       100% GmbH                        Commercial lending in
                                Germany                                           Germany

Transamerica Retail Financial   Delaware         100% TIFC                        Provides retail
 Services Corporation                                                             financing
 ("TRFSC")

Transamerica Bank, NA           Delaware         100% TRFSC                       Bank

Transamerica Consumer Finance   Delaware         100% TRFSC                       Consumer finance
 Holding Company ("TCFHC")                                                        holding company

Transamerica Mortgage Company   Delaware         100% TCFHC                       Consumer mortgages

Transamerica Consumer           Delaware         100% TCFHC                       Securitization company
 Mortgage Receivables Company

Metropolitan Mortgage Company   Florida          100% TCFHC                       Consumer mortgages

Easy Yes Mortgage, Inc.         Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Easy Yes Mortgage, Inc.         Georgia          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
First Florida Appraisal         Florida          100% Metropolitan Mtg. Co.       Appraisal and
Services, Inc.                                                                    inspection services

First Georgia Appraisal         Georgia          100% First FL App. Srvc, Inc.    Appraisal services
Services, Inc.

Freedom Tax Services, Inc.      Florida          100%. Metropolitan Mtg. Co.      Property tax
                                                                                  information services

J.J. & W. Advertising, Inc.     Florida          100% Metropolitan Mtg. Co.       Advertising and
                                                                                  marketing services

J.J. & W. Realty Corporation    Florida          100% Metropolitan Mtg. Co.       To hold problem REO
                                                                                  properties

Liberty Mortgage Company of     Florida          100% Metropolitan Mtg. Co.       No active
Ft. Myers, Inc.                                                                   business/Name holding
                                                                                  only


Metropolis Mortgage Company     Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Perfect Mortgage Company        Florida          100% Metropolitan Mtg. Co.       No active
                                                                                  business/Name holding
                                                                                  only

Transamerica Vendor Financial   Delaware         100% TDFC                        Provides commercial
 Service Corporation                                                              leasing

Transamerica Distribution       Mexico           99% TCFC                         Holding company in
 Finance Corporation de                                                           Mexican subsidiaries
 Mexico S. de R.L. de C.V.

TDF de Mexico S. de R.L. de     Mexico           99% TDFC Mex                     Service company for
 C.V.                                                                             Whirlpool receivables

Transamerica Corporate          Mexico           99% TDFC Mex                     Holds employees
 Services De Mexico
 S. de R.L. de CV

Transamerica Distribution       Mexico           99% TCFC                         Finance company
 Finance Factorje S.A. de C.V.

Transamerica Distribution
 Finance Insurance Services,    Illinois         100% TCFC                        Finance company
 Inc.


Transamerica Flood Hazard       Delaware         100% TAC                         Flood Zone
 Certification, Inc.                                                              certification service

Transamerica Home Loan          California       100% TFC                         Consumer mortgages

Transamerica Lending Company    Delaware         100% TFC                         In liquidation -
                                                                                  lending

Transamerica Public Finance,    Delaware         70% TFC                          Financial Services
 LLC

Transamerica Financial          California       100% Transamerica Corp.          Investments
Products, Inc.

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
Transamerica Insurance          Iowa             100% TIHI                        Holding company
 Corporation ("TIC")

Arbor Life Insurance Company    Arizona          100% TIC                         Life insurance,
                                                                                  disability insurance

Plaza Insurance Sales Inc.      California       100% TIC                         Casualty insurance
                                                                                  placement

Transamerica Advisors, Inc.     California       100% TIC                         Retail sale of
                                                                                  investment advisory
                                                                                  services

Transamerica Annuity Services   New Mexico       100% TIC                         Performs services
 Corp.                                                                            required for
                                                                                  structured settlements

Transamerica Financial          Delaware         100% TIC                         Retail sale of
 Resources, Inc.                                                                  securities products

Financial Resources Insurance   Texas            100% Transamerica Fin. Res.      Retail sale of
 Agency of Texas                                                                  securities products

TBK Insurance Agency            Ohio             100% Transamerica Fin. Res.      Variable insurance
of Ohio, Inc.                                                                     contract sales in
                                                                                  state of Ohio


Transamerica Financial          Alabama          100% Transamerica Fin. Res.      Insurance agent &
 Resources Agency of Alabama,                                                     broker
 Inc.

Transamerica Financial          Massachusetts    100% Transamerica Fin. Res.      Insurance agent &
 Resources Ins. Agency of                                                         broker
 Massachusetts, Inc.

Transamerica International      Delaware         100% TIC                         Holding &
 Insurance Services, Inc.                                                         administering foreign
 ("TIISI")                                                                        operations

AEGON Canada Inc. ("ACI")       Canada           100% TIHI                        Holding company

Transamerica Life Canada        Canada           100% ACI                         Life insurance company

Home Loans and Finance Ltd.     U.K.             100% TIISI                       Inactive

Transamerica Occidental Life    Iowa             100% TIC                         Life insurance
 Insurance Company ("TOLIC")

NEF Investment Company          California       100% TOLIC                       Real estate
                                                                                  development

Transamerica China              Hong Kong        99% TOLIC                        Holding company
 Investments Holdings Limited

Transamerica Life Insurance     N. Carolina      100% TOLIC                       Life insurance
 and Annuity Company
 ("TALIAC")

Transamerica Assurance Company  Missouri         100% TALIAC                      Life and disability
                                                                                  insurance


                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
Gemini Investments, Inc.        Delaware         100% TALIAC                      Investment subsidiary

Transamerica Life Insurance     Canada           100% TOLIC                       Sells individual life
 Company of Canada                                                                insurance &
                                                                                  investment products
                                                                                  in all provinces and
                                                                                  territories of Canada

Transamerica Life Insurance     New York         100% TOLIC                       Insurance sales
 Company of New York

Transamerica South Park         Delaware         100% TOLIC                       Market analysis
Resources, Inc.

Transamerica Variable           Maryland         100% TOLIC                       Mutual Fund
 Insurance Fund

USA Administration Services,    Kansas           100% TOLIC                       Third party
 Inc.                                                                             administrator

Transamerica Products, Inc.     California       100% TIC                         Holding company
 ("TPI")

Transamerica Products II, Inc.  California       100% TPI                         Co-general partner

Transamerica Products IV, Inc.  California       100% TPI                         Co-general partner

Transamerica Products I, Inc.   California       100% TPI                         Co-general partner

Transamerica Securities Sales   Maryland         100% TIC                         Life insurance sales
 Corp.

Transamerica Service Company    Delaware         100% TIC                         Passive loss tax
                                                                                  service

Transamerica International RE   Bermuda          100% TAC                         Reinsursnce
 (Bermuda) Ltd.

Transamerica Intellitech, Inc.  Delaware         100% TFC                         Real estate
                                                                                  information and
                                                                                  technology services

Transamerica International      Delaware         100% TAC                         Holding company
 Holdings, Inc. ("TIHI")

Transamerica Investment         Delaware         100% TAC                         Investment adviser
 Services, Inc. ("TISI")

Transamerica Income Shares,     Maryland         100% TISI                        Mutual fund
 Inc.

Transamerica LP Holdings Corp.  Delaware         100% TAC                         Limited partnership
                                                                                  investment

Transamerica Real Estate Tax    Delaware         100% TFC                         Real estate tax
 Service, Inc.                                                                    reporting and
                                                                                  processing services

Transamerica Realty Services,   Delaware         100% TAC                         Real estate
 Inc. ("TRS")                                                                     investments

Bankers Mortgage Company of CA  California       100% TRS                         Investment management

                                Jurisdiction of        Percent of Voting
Name                             Incorporation         Securities Owned               Business
------------------------------  ---------------  -----------------------------  ---------------------
Pyramid Investment Corporation  Delaware         100% TRS                         Real estate company

The Gilwell Company             California       100% TRS                         Ground lessee of 517
                                                                                  Washington Street,
                                                                                  San Francisco

Transamerica Affordable         California       100% TRS                         General partner LHTC
 Housing, Inc.                                                                    Partnership

Transamerica Minerals Company   California       100% TRS                         Owner and lessor of
                                                                                  oil and gas properties

Transamerica Oakmont            California       100% TRS                         General partner
 Corporation                                                                      retirement properties

Transamerica Senior             Delaware         100% TAC                         Owns retirement
 Properties, Inc. ("TSPI")                                                        properties

Transamerica Senior Living,     Delaware         100% TSPI                        Manages retirement
 Inc.                                                                             properties


                                          Jurisdiction of           Percent of Voting
Name                                      Incorporation             Securities Owned                Business
----                                      -------------             ----------------                --------
Bankers Mortgage Company of CA            California                100% Transamerica Realty Srv.   Holds bank account and owns
                                                                                                    certain residual investments in
                                                                                                    certain French real estate
                                                                                                    projects which are managed
                                                                                                    special purpose company for
                                                                                                    the purchase of real estate tax
                                                                                                    liens.

Pyramid Investment Corporation            Delaware                  100% Transamerica Realty Srv.   Owns office buildings in San
                                                                                                    Francisco and other properties

The Gilwell Company                       California                100% Transamerica Realty Srv.   Ground lessee of 517
                                                                                                    Washington Street,
                                                                                                    San Francisco

Transamerica Affordable Housing, Inc.     California                100% Transamerica Realty Srv.   Owns general partnership
                                                                                                    interests in low-income
                                                                                                    housing tax credit
                                                                                                    partnerships

Transamerica Minerals Company             California                100% Transamerica Realty Srv.   Owner and lessor of oil and
                                                                                                    gas properties

Transamerica Oakmont Corporation          California                100% Transamerica Realty Srv.   General partner in
                                                                                                    Transamerica/Oakmont
                                                                                                    Retirement Associates

Transamerica Senior Properties, Inc.      Delaware                  100% TICC                       Owns congregate care and
                                                                                                    assisted living retirement
                                                                                                    Properties

Transamerica Senior Living, Inc.          Delaware                  100% Trans. Sr. Prop. Inc.      Manages congregate care and
                                                                                                    assisted living retirement
                                                                                                    properties.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of April 1, 2001, there were 71 Contract Owners of the Advisor's Edge Variable Annuity.

ITEM 28.  INDEMNIFICATION

The New York Code (Section 721 et seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers, and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B (formerly PFL Endeavor Variable Annuity Account and PFL Endeavor Platinum Variable Annuity Account), the Retirement Builder Variable Annuity Account (formerly PFL Retirement Builder Variable Annuity Account), Separate Account VA A (formerly PFL Life Variable Annuity Account A), Separate Account VA C (formerly PFL Life Variable Annuity Account C), Separate Account VA D (formerly PFL Life Variable Annuity Account D), Separate Account VA E (formerly PFL Life Variable Annuity Account E), Separate Account VA I (formerly PFL Life Variable Annuity Account I) and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company (formerly PFL Life Insurance Company).

          AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C and AUSA Series Life Account. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

          AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

          AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

          AFSG Securities Corporation also serves as principal underwriter for Transamerica Occidental Life Separate Account VUL-3. This account is a separate account of Transamerica Occidental Life Insurance Company.


     (b)  Directors and Officers:

          Larry N. Norman          President, Director
          Anne M. Spaes            Vice President, Director
          Lisa A. Wachendorf       Vice President, Chief Compliance Officer,
                                   Director
          John K. Carter           Vice President
          William G. Cummings      Vice President
          Christopher G. Roetzer   Vice President
          Thomas R. Moriarty       Vice President
          Frank A. Camp            Secretary
          Linda Gilmer             Controller and Treasurer
          Priscilla I. Hechler     Assistant Vice President, Assistant Secretary
          Thomas E. Pierpan        Assistant Vice President, Assistant Secretary
          Darin D. Smith           Assistant Vice President, Assistant Secretary
          Robert W. Warner         Assistant Compliance Officer
          Emily Bates              Assistant Treasurer
          Clifton W. Flenniken     Assistant Treasurer


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the Administrative Offices of AUSA Life Insurance Company, Inc. in Cedar Rapids, Iowa.

ITEM 31.  MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS.

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.
     (b) Registrant undertakes that it will include either (I) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.
     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request of AUSA Life Insurance Company, Inc., at the address or phone number listed in the Prospectus.
     (d) AUSA Life Insurance Company, Inc. hereby represents that the fees and charges deducted under the policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by AUSA Life Insurance Company, Inc.

Section 403(b) Representations
------------------------------

AUSA Life represents that it is relying on a non-action letter dated
November 28, 1998, to the American Counsel of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(i), and 27(d) of the Investment Company Act of 1940, as amended, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Louisville and Commonwealth of Kentucky, on this 30th day of April, 2001.

                                   AUSA LIFE INSURANCE COMPANY, INC.
                                      SEPARATE ACCOUNT C
                                   Registrant


                                   AUSA LIFE INSURANCE COMPANY, INC.
                                   Depositor

                                        Tom A. Schlossberg
                                   -------------------------
                                   Tom A. Schlossberg
                                   President


                                   By: /s/ Michael F. Lane
                                   --------------------------------
                                   Michael F. Lane
                                   Attorney-In-Fact

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.



Signatures                                  Title                    Date

William Brown, Jr.                          Director                 April 30, 2001
-----------------------------------
William Brown, Jr.

William L. Busler                           Director                 April 30, 2001
-----------------------------------
William L. Busler

Jack R. Dykhouse                            Director                 April 30, 2001
-----------------------------------
Jack R. Dykhouse

Steven E. Frushtick                         Director                 April 30, 2001
-----------------------------------
Steven E. Frushtick

Carl T. Hanson                              Director                 April 30, 2001
-----------------------------------
Carl T. Hanson

Colette Vargas                              Director                 April 30, 2001
-----------------------------------
Colette Vargas

Peter P. Post                               Director                 April 30, 2001
-----------------------------------
Peter P. Post

Tom A. Schlossberg                          Director (Principal      April 30, 2001
-----------------------------------         Executive Officer)
Tom A. Schlossberg

Cor H. Verhagen                             Director                 April 30, 2001
-----------------------------------
Cor H. Verhagen

E. Kirby Warren                             Director                 April 30, 2001
-----------------------------------
E. Kirby Warren

Brenda K. Clancy                            Treasurer (Chief         April 30, 2001
-----------------------------------         Accounting Officer
Brenda K. Clancy

By: /s/ Michael F. Lane
-----------------------------------
Michael F. Lane
Attorney-In-Fact

                               INDEX TO EXHIBITS

EXHIBIT 9(a)        Opinion and Consent of Counsel



EXHIBIT 10          Consent of Independent Auditors